As filed with the Securities and Exchange Commission on May 1, 2007
Registration No. 333-19583
Registration No. 811-08015

_______________

SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

Form N-4

REGISTRATION UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 20

and

REGISTRATION UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 22

_______________________________

NATIONAL VARIABLE ANNUITY ACCOUNT II
(Exact name of Registrant)

NATIONAL LIFE INSURANCE COMPANY
One National Life Drive
Montpelier, VT 05604
(Complete name and address of depositor's principal executive offices)
(802) 229-7410
_____________________________

Kerry A. Jung
Senior Counsel
National Life Insurance Company
One National Life Drive
Montpelier, Vermont 05604
(name and complete address of agent for service)
_______________________________

Copy to:
Stephen E. Roth, Esq.
Sutherland Asbill & Brennan LLP
1275 Pennsylvania Avenue, NW
Washington, DC 20004-2415
_______________________________

It is proposed that this filing will become effective:

X	immediately upon filing pursuant to paragraph (b)
on May 1, 2007 pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
on (date) pursuant to paragraph (a)(1) of Rule 485
This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Interests in a Variable Account under individual flexible premium variable annuity contracts.

Sentinel Advantage Variable Annuity
P R O S P E C T U S
Dated May 1, 2007

National Life Insurance Company • Home Office: National Life Drive, Montpelier, Vermont 05604 • 1-800-732-8939

The Contracts described in this prospectus are individual flexible premium variable annuity contracts supported by National Variable Annuity Account II (the “Variable Account”), a separate account of National Life Insurance Company (“National Life, “we,” “our,” or “us”). We allocate net Premium Payments to either the Variable Account, the Fixed Account, or the Guaranteed Accounts. The Variable Account is divided into Subaccounts. Each Subaccount invests in shares of a corresponding underlying Fund (each a “Fund”) described below:

Sentinel Asset Management, Inc.	A I M Advisors, Inc.	Fred Alger Management, Inc.	American Century Investment
Management, Inc. and
American Century Global
Investment Management, Inc.
Sentinel Variable Products Trust	AIM Variable Insurance Funds	Alger American Fund	American Century Variable
Balanced	V.I. Dynamics	Growth	Portfolios, Inc.
Bond	V.I. Global Health Care	Leveraged AllCap	VP Income & Growth
Common Stock	V.I. Technology	Small Capitalization	VP Value
Mid Cap Growth			VP Ultra®
Money Market			VP Vista SM
Small Company			VP International
VP Inflation Protection
Deutsche Investment	The Dreyfus Corporation	Fidelity Management & Research	Franklin Templeton
Management Americas Inc.		Company	Investments
DWS Variable Series II	Dreyfus Variable Investment Fund	Fidelity® Variable Insurance	Franklin Templeton Variable
DWS Dreman High Return	Appreciation	Products	Insurance Products Trust
Equity VIP	Developing Leaders	Contrafund®	Mutual Shares Securities Fund
DWS Dreman Small Cap Value	Quality Bond	Equity-Income	Small Cap Value Securities
VIP	Dreyfus Socially Responsible	Growth	Fund
	Growth Fund, Inc.	High Income	Small-Midcap Growth
		Index 500	Securities Fund
		Investment Grade Bond	Foreign Securities Fund
		Mid Cap	Real Estate Fund
Overseas
J.P. Morgan Investment	Neuberger Berman	T. Rowe Price Associates, Inc.	Wells Fargo Funds
Management Inc.	Management, Inc.		Management, LLC

J.P. Morgan Series Trust II	Neuberger Berman Advisers	T. Rowe Price Equity Series, Inc.	Wells Fargo Variable Trust
International Equity	Management Trust	Blue Chip Growth II	VT Discovery
Small Company	Partners Portfolio	Equity Income II	VT Opportunity
	Mid-Cap Growth Portfolio	Health Sciences II
Fasciano Portfolio
Lehman Brothers Short Duration
Bond Portfolio (formerly,
Limited Maturity Bond
Portfolio)

This prospectus provides you with the basic information you should know before investing. You should read it and keep it for future reference. A Statement of Additional Information dated May 1, 2007 containing further information about the Contracts and the Variable Account is filed with the SEC. You can obtain a copy without charge from National Life by calling 1-800-732-8939, by writing to National Life at the address above, or by accessing the SEC’s website at http://www.sec.gov. You may also obtain prospectuses for each of the underlying Fund options identified above without charge by calling or writing to the same telephone number or address. This prospectus must be accompanied by current prospectuses or profiles for the Funds.

Investments in these Contracts are not deposits or obligations of, and are not guaranteed or endorsed by, the adviser of any of the underlying funds identified above, the U.S. government, or any bank or bank affiliate. Investments are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency. It may not be a good decision to purchase a Contract as a replacement for another type of variable annuity if you already own another flexible premium deferred variable annuity.

The Statement of Additional Information, dated May 1, 2007, is incorporated herein by reference. The Table of Contents for the Statement of Additional Information appears on the last page of the prospectus.

The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.

i

Free Look	36
Loan Privilege - Tax Sheltered Annuities	36
Surrender and Withdrawal	38
Payments	39
Surrenders and Withdrawals Under a Tax-Sheltered Annuity Contract	40
Telephone Transaction Privilege	41
Facsimile Transaction Privilege	41
Electronic Mail Transaction Privilege	41
Optional “Illuminations” Investment Advisory Service	42
Available Automated Fund Management Features	43
Contract Rights Under Certain Plans	45
THE FIXED ACCOUNT	45
Minimum Guaranteed and Current Interest Rates	45
Enhanced Fixed Account	46
THE GUARANTEED ACCOUNTS	47
Investments in the Guaranteed Accounts	47
Termination of a Guaranteed Account	48
Market Value Adjustment	48
Other Matters Relevant to the Guaranteed Accounts	51
Preserver Plus Program	51
OPTIONAL ENHANCED DEATH BENEFIT RIDER	51
OPTIONAL ACCELERATED BENEFIT RIDERS	52
FEDERAL INCOME TAX CONSIDERATIONS	53
Taxation of Non-Qualified Contracts	53
Taxation of Qualified Contracts	54
Federal Estate Taxes	55
Possible Tax Law Changes	56
GENDER NEUTRALITY	56
VOTING RIGHTS	56
CHANGES TO VARIABLE ACCOUNT	57
DISTRIBUTION OF THE CONTRACTS	57
FINANCIAL STATEMENTS	58
STATEMENTS AND REPORTS	58
OWNER INQUIRIES	58
LEGAL MATTERS	58
GLOSSARY	59
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS	62

This prospectus does not constitute an offering in any jurisdiction in which such offering may not legally be made.

ii

SUMMARY

This summary provides a brief description of some of the features and charges of the Contract. You will find more detailed information in the rest of this prospectus, the Statement of Additional Information and the Contract. Please keep the Contract and its riders or endorsements, if any, together with the application. Together they are the entire agreement between you and us.

How Do I Purchase a Contract?

Generally, you may purchase a Contract if you are age 85 and younger (on an age on nearest birthday basis). See “Issuance of a Contract,” below. The initial Premium Payment must be at least $5,000 for Non-Qualified Contracts and at least $1,500 for Qualified Contracts. We may at our discretion permit initial Premium Payments lower than these minimums.

Can I Make Additional Premium Payments?

You may make additional Premium Payments at any time (except for Contracts purchased in Oregon and Massachusetts) but they must be at least $100 ($50 for IRAs). We may accept lower Premium Payments at our discretion if the Premium Payments are remitted electronically. The total of all Premium Payments under Contracts issued on the life of any one Owner (or Annuitant if the owner is not a natural person) may not exceed $1,000,000 without our prior consent (see “Premium Payments,” below).

How Does the “Free Look” Right to Examine the Contract Work?

To be sure that you are satisfied with the Contract, you have a ten-day free look right to examine the Contract. Some states may require a longer period. Within ten days of the day you receive the Contract, you may return the Contract to our Home Office at the address shown on the cover page of this prospectus. When we receive the Contract, we will void the Contract and refund the Contract Value plus any charges assessed when the Contract was issued, unless otherwise required by state and/or federal law. In the case of IRAs and Contracts issued in states that require the return of Premium Payments, you may revoke the Contract during the free look period and we will refund Premium Payments.

What is the Purpose of the Variable Account?

The Variable Account is a separate investment account that is divided into several Subaccounts. Amounts in the Variable Account will vary according to the investment performance of the Fund(s) in which your elected Subaccounts are invested. You may allocate Net Premium Payments among the Fixed Account, the Guaranteed Accounts and the Subaccounts of the Variable Account. The assets of each Subaccount are invested in the corresponding Funds that are listed on the cover page of this prospectus (see “The Variable Account” and “Underlying Fund Options,” below).

We cannot give any assurance that any Subaccount will achieve its investment objectives. You bear the entire investment risk on the value of your Contract which you allocate to the Variable Account. The value your Contract may be more or less than the premiums paid.

How Does the Fixed Account Work?

You may allocate all or part of your Net Premium Payments or make transfers from the Variable Account or the Guaranteed Accounts to the Fixed Account. Contract Value held in the Fixed Account will earn an effective annual interest rate of at least the minimum required by your state. (see “The Fixed Account”, below.)

How Do the Guaranteed Accounts Work?

You may allocate all or part of your Net Premium Payments or make transfers from the Variable Account (or to a limited extent from the Fixed Account) to a Guaranteed Account with a duration of 5, 7 or 10 years. These Guaranteed Accounts guarantee a specified interest rate for the entire period of an investment, if the Contract Value remains in the Guaranteed Account for the specified period of time. If you surrender your Contract or withdraw or transfer Contract value out of a Guaranteed Account prior to the end of the specified period, a market value adjustment will be applied to such Contract Value surrendered, withdrawn or transferred. (see “The Guaranteed Accounts”, below).

When Will I Receive Payments?

After the Contract Value is transferred to a payment option, we will pay proceeds according to the Annuity Payment Option you select. If the Contract Value at the Annuitization Date is less than $3,500, the Contract Value may be distributed in one lump sum instead of annuity payments. If any annuity payment would be less than $100, we have the right to change the frequency of payments to intervals that will result in payments of at least $100. In no event will annuity payments be less frequent than annually (see “Annuitization – Frequency and Amount of Annuity Payments,” below).

What Happens if an Owner Dies Before Annuitization?

For Contracts issued on or after November 1, 2003, if (1) any Owner dies before the Contract Value is transferred to a payment option (“Annuitization”); (2) the Enhanced Death Benefit Rider is not elected; and (3) the Owner (or the oldest of Joint Owners) dies prior to the Contract Anniversary on which your age, on an age nearest birthday basis, is 81, we will pay the Beneficiary the greater of (a) the Contract Value, or (b) the Net Premium Payments made to the Contract (less all withdrawals, and less all outstanding loans and accrued interest), and adjusted such that if you effect a Withdrawal (including a systematic Withdrawal) at a time when the Contract Value is less than the amount of the Death Benefit that would then be payable to you, the Death Benefit will be reduced by the same proportion that the Withdrawal reduces the Contract Value (this adjustment will have the effect of reducing the Death Benefit by more than the amount of the Withdrawal, where a Withdrawal is taken at a time when the Death Benefit is greater than the Contract Value). If you die after the Contract Anniversary on which your age, on an age nearest birthday basis, is 81 (or in the case of Joint Owners, where the first of Joint Owners to die dies after the Contract Anniversary on which the age of the oldest Joint Owner, on an age on nearest birthday basis, is 81), then the Death Benefit shall be equal to the Contract Value.

For Contracts issued prior to November 1, 2003 only, we are currently providing a Death Benefit that is equal to the greater of (a) or (b) above even if you die after the Contract Anniversary on which your age, on an age nearest birthday basis, is 81, as long as your age, on an age on nearest birthday basis, was less than 81 on the Date of Issue of the Contract. We currently intend to pay this Death Benefit even though its terms are more favorable to you than what is guaranteed in the Contract. We will notify you if we discontinue this Death Benefit. For these Contracts, or if your state did not approve such adjustment in time for it to apply to your Contract, the adjustment referred to in (b) above will not be made.

All amounts paid will be reduced by premium tax charges, if any.

For more information, see “Death of Owner,” below.

What Happens if the Annuitant Dies Before Annuitization?

If the Annuitant (who is not an Owner) dies before the Contract Value is transferred to a payment option, we will pay the Beneficiary a Death Benefit equal to the Cash Surrender Value, unless the Owner selects another available option (see “Death of Annuitant Prior to the Annuitization Date,” below).

Can I Make a Withdrawal from My Contract?

You may withdraw part or all of the Cash Surrender Value at any time before the Contract is Annuitized (see “Surrender and Withdrawal,” below). A Withdrawal or a surrender may be restricted under certain qualified Contracts and result in federal income tax, including a federal penalty tax (see “Federal Income Tax Considerations,” below). You may have to pay a surrender charge and/or (in the case of Contract Value allocated to a Guaranteed Account) a market value adjustment on the Withdrawal.

What Charges Will I Pay?

Contingent Deferred Sales Charge (“CDSC”). We do not deduct a sales charge from Premium Payments. However, if you surrender the Contract or make a Withdrawal, we will generally deduct from the Contract Value a CDSC not to exceed 7% of the lesser of the total of all Net Premium Payments made within 84 months prior to the date of the request to surrender or the amount surrendered (see “Contingent Deferred Sales Charge,” below).

Market Value Adjustment. We deduct, or add, a market value adjustment to any amount you surrender, withdraw, or transfer from a Guaranteed Account before its termination date (see “The Guaranteed Accounts,” below).

Annual Contract Fee. We deduct an Annual Contract Fee of $30.00 payable on each Contract Anniversary as long as the Contract Value is less than $50,000 (see “Annual Contract Fee,” below).

Administration Charge. We also deduct an Administration Charge each day at an annual rate of 0.15% from the assets of the Variable Account (see “Deductions from the Variable Account,” below).

Mortality and Expense Risk Charge. We deduct a mortality and expense risk charge each day from the assets of the Variable Account at an annual rate of 1.25% (see “Deductions from the Variable Account,” below).

Charge for Optional Enhanced Death Benefit Rider. If elected, we deduct an annual charge of 0.20% of the Contract Value at the time of deduction for this option (see “Charge for Optional Enhanced Death Benefit Rider,” below).

Premium Taxes. If a governmental entity imposes premium taxes, we will make a deduction for premium taxes in a corresponding amount. Certain states impose a premium tax. Premium taxes may range up to 3.5% (see “Premium Taxes,” below).

Transfer Charge. We reserve the right to make a charge of $25 for each transfer in excess of 12 transfers in a Contract Year. However, we are not currently assessing transfer charges.

Investment Management Fees and Fund Operating Expenses. Charges for investment management services and operating expenses are deducted daily from each Fund (see “Underlying Fund Annual Expenses,” below, and the accompanying Fund prospectuses).

We pay compensation to broker-dealers who sell the Contracts. (See “Distribution of Contracts,” below).

Can I Transfer My Contract Value Among the Different Investment Options?

You may transfer the Contract Value among the Subaccounts of the Variable Account, between the Variable Account and the Fixed Account (subject to specific limitations), and between the Guaranteed Accounts and either the Fixed Account (subject to specific limitations) or the Subaccounts of the Variable Account, by making a written transfer request. In the case of transfers out of a Guaranteed Account prior to its termination date, a market value adjustment will be applied. If you elect the telephone transaction privilege, you may make transfers by telephone. Please note that frequent, large, or short-term transfers among Subaccounts, such as those associated with “market timing” transactions, can adversely affect the underlying Funds and the returns achieved by Owners. Such transfers may dilute the value of underlying Fund shares, interfere with the efficient management of the underlying Fund, and increase brokerage and administrative costs of the Underlying Funds. To protect Owners and underlying Funds from such effects, we have developed market timing procedures. See “Disruptive Trading” below.

Are There any Other Contract Provisions?

For information concerning other important Contract provisions, see “Contract Rights and Privileges,” below, and the remainder of this prospectus.

How Will the Contract be Taxed?

For a brief discussion of our current understanding of the federal tax laws concerning us and the Contract, see “Federal Income Tax Considerations,” below.

What is the “Illuminations” Program?

We offer all Contract Owners the opportunity to participate in “Illuminations”. Under this investment advisory program, National Life has arranged for Fund Quest, Incorporated (“FundQuest”), a registered investment adviser independent of National Life, to provide an investment advisory service under which FundQuest maintains an allocation of the Contract Value of your Contract among the available options which is suited to your investment objective, financial situation and risk tolerance. There is no charge for participation in Illuminations.

What if I Have Questions?

We will be happy to answer your questions about the Contract or our procedures. Call or write to us at the phone number or address on the cover page. All inquiries should include the Contract number and the names of the Owner and the Annuitant.

If you have questions concerning your investment strategies, please contact your registered representative.

SUMMARY OF CONTRACT EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, taking a Withdrawal from, and surrendering the Contract.

The first table describes the fees and expenses that you will pay at the time that you buy the Contract, take a Withdrawal from or surrender the Contract, or transfer Contract Value between investment options or for certain Qualified Contracts, take a loan.

Contract Owner Transaction Expenses

Sales Load Imposed on Purchases	None
Premium Taxes	See below[1]
CDSC (as a percentage of Net Premium Payments surrendered or withdrawn) [2]
Maximum	7%
Transfer Charge	$25[3]
Loan Interest Spread (effective annual rate)	2.5%[4]

The next two tables describe the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

Variable Account Annual Expenses (deducted daily as a percentage of Variable Account Contract Value)

Mortality and Expense Risk Charge	1.25%
Administration Charge	0.15%
Total Basic Variable Account Annual Percentage Expenses	1.40%
Annual Contract Fee[5]	$30

Optional Rider Expenses

Annual Charge for Optional Enhanced Death Benefit Rider 0.20% of Contract Value at the time of deduction

1 States may assess premium taxes on premiums paid under the Contract. Where National Life is required to pay this premium tax when a Premium Payment is made, it may deduct an amount equal to the amount of premium tax paid from the Premium Payment. National Life currently intends to make this deduction from Premium Payments only in South Dakota. In the remaining states which assess premium taxes, a deduction will be made only upon Annuitization, death of the Owner, or surrender. See “Premium Taxes,” below.

2 The CDSC declines 1% for each completed year from the date of the affected premium payment, reaching zero after the premium payment has been in the Contract for seven years. Each Contract Year after the first one, the Owner may withdraw without a CDSC an amount equal to 15% of the Contract Value as of the most recent Contract Anniversary. In addition, any amount withdrawn in order for the Contract to meet minimum Distribution requirements under the Code shall be free of CDSC. Withdrawals may be restricted for Contracts issued pursuant to the terms of a Tax-Sheltered Annuity or under an annuity issued in conjunction with certain qualified pension or profit sharing plans. This CDSC-free Withdrawal privilege does not apply in the case of full surrenders and is non-cumulative; that is, free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year. In addition, New Jersey and Washington do not permit this CDSC-free Withdrawal provision, in which case a different CDSC-free Withdrawal provision will apply (see “Contingent Deferred Sales Charge,” below). After annuitization, we will assess the CDSC, as applicable, on surrenders under Payment Option 1.

3 We reserve the right to make a $25 charge on each transfer in excess of 12 transfers in a Contract Year. However, no such charge is currently applied.

4 The Loan Interest Spread is the difference between the amount of interest we charge on loans and the amount of interest we credit to amounts held in the Collateral Fixed Account to secure the loan.

5 The Annual Contract Fee is assessed only upon Contracts which as of the applicable Contract Anniversary, have a Contract Value of less than $50,000 and is not assessed on Contract Anniversaries after the Annuitization Date.

The following table describes the portfolio fees and expenses that you will pay periodically during the time that you own the Policy. The table shows the minimum and maximum fees and expenses charged by any of the portfolios for the year ended December 31, 2006. The expense of the portfolios may be higher or lower in the future. More details concerning each portfolio’s fees and expenses are contained in the prospectus for each portfolio.

Underlying Fund Annual Expenses (as a percentage of underlying Fund average net assets)

	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted
from fund assets, including management fee, distribution and/or	0.10%	2.00%
service 12b-1 fees, and other expenses).

The annual expenses as of December 31, 2006 (unless otherwise noted) of each Fund, before any voluntary fee waivers or expense reimbursements, are show below. 1

					Contractual
				Gross Total	Waivers,	Net Total
	Management	12b-1	Other	Annual	Reimbursements,	Annual
Fund	Fees	Fees[2]	Expenses	Expenses[3]	and Recoupment	Expenses[3]
Sentinel Variable Products Trust
Balanced Fund	0.55%	0.00%	0.26%	0.81%	0.00%	0.81%
Bond Fund	0.40%	0.00%	0.28%	0.68%	0.00%	0.68%
Common Stock Fund	0.38%	0.00%	0.23%	0.61%	0.00%	0.61%
Mid Cap Growth Fund	0.48%	0.00%	0.29%	0.77%	0.00%	0.77%
Money Market Fund	0.25%	0.00%	0.27%	0.52%	0.00%	0.52%
Small Company Fund	0.40%	0.00%	0.25%	0.65%	0.00%	0.65%
AIM Variable Insurance Funds
Dynamics Fund - Series I Shares	0.75%[5]	0.00%	0.39%	1.14%[4]	0.00%	1.14%[4]
Global Health Care Fund - Series I Shares	0.75%[6]	0.00%	0.36%	1.11%[4]	0.00%	1.11%[4]
Technology Fund - Series I Shares	0.75%	0.00%	0.37%	1.12%[4]	0.00%	1.12%[4]
Alger American Fund
Growth Portfolio - Class O Shares	0.71%	0.00%	0.12%	0.83%	0.00%	0.83%
Leveraged AllCap Portfolio - Class O Shares	0.81%[7]	0.00%	0.17%	0.98%[7]	0.04%	0.94%[7]
Small Capitalization Portfolio
– Class O Shares	0.81%	0.00%	0.12%	0.93%	0.00%	0.93%
American Century Variable Portfolios, Inc.
Income & Growth Fund – Class I	0.70%[8]	0.00%	0.00%	0.70%	0.00%	0.70%
Value Fund – Class I	0.93%[8]	0.00%	0.00%	0.93%	0.00%	0.93%
Ultra® Fund – Class I	1.00%[8]	0.00%	0.00%	1.00%	0.00%	1.00%
Vista SM Fund – Class I	1.00%[8]	0.00%	0.00%	1.00%	0.00%	1.00%
International Fund – Class I	1.23%[8]	0.00%	0.00%	1.23%	0.00%	1.23%
Inflation Protection Fund - Class I	0.49%[8]	0.00%	0.01%	0.50%	0.00%	0.50%
Dreyfus Variable Investment Fund
VIF Appreciation Portfolio - Initial
Shares	0.75%	0.00%	0.07%	0.82%	0.00%	0.82%
VIF Developing Leaders Portfolio -
Initial Shares	0.75%	0.00%	0.09%	0.84%	0.00%	0.84%
VIF Quality Bond Portfolio - Initial
Shares	0.65%[9]	0.00%	0.11%	0.76%	0.00%	0.76%
Dreyfus Socially Responsible Growth Fund Inc.
– Initial Shares	0.75%	0.00%	0.08%	0.83%	0.00%	0.83%
DWS Variable Series II
DWS Dreman High Return Equity VIP -
Class B Shares	0.73%	0.25%	0.13%	1.11%[11]	0.00%	1.11%[10]
DWS Dreman Small Mid Cap Value VIP –
Class B Shares	0.73%[11]	0.25%	0.17%	1.15%	0.00%	1.15%

					Contractual
				Gross Total	Waivers,	Net Total
	Management	12b-1	Other	Annual	Reimbursements,	Annual
Fund	Fees	Fees[2]	Expenses	Expenses[3]	and Recoupment	Expenses[3]
Fidelity® Variable Insurance Product
Contrafund® Portfolio - Initial Class	0.57%	0.00%	0.09%	0.66%[12]	0.00%	0.65%[12]
Equity-Income Portfolio - Initial Class	0.47%	0.00%	0.10%	0.57%[12]	0.00%	0.56%[12]
Growth Portfolio - Initial Class	0.57%	0.00%	0.11%	0.68%[12]	0.00%	0.67%[12]
High Income Portfolio - Initial Class	0.57%	0.00%	0.14%	0.71%	0.00%	0.71%
Index 500 Portfolio - Initial Class	0.10%	0.00%	0.00%	0.10%[13]	0.00%	0.10%[13]
Investment Grade Bond Portfolio – Initial
Class	0.32%	0.00%	0.12%	0.44%	0.00%	0.44%
Mid Cap Portfolio - Initial Class	0.57%	0.00%	0.11%	0.68%[12]	0.00%	0.66%[12]
Overseas Portfolio – Initial Class	0.72%	0.00%	0.16%	0.88%[12]	0.00%	0.88%[12]
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Securities Fund - Class 2
Shares	0.60%	0.25%	0.21%	1.06%	0.00%	1.06%
Small Cap Value Securities Fund - Class 2
Shares	0.51%	0.25%	0.20%	0.96%[14]	0.00%	0.96%[14]
Small-Mid Cap Growth Securities Fund -
Class 2 Shares	0.48%	0.25%	0.30%	1.03%[14]	0.00%	1.03%[14]
Foreign Securities Fund - Class 2 Shares	0.63%	0.25%	0.18%	1.06%[14]	0.00%	1.06%[14]
Global Real Estate Fund - Class 2 Shares [15]	0.47%	0.25%	0.03%	0.75%	0.00%	0.75%
J.P. Morgan Series Trust II
International Equity Portfolio	0.60%	0.00%	0.60%[16]	1.20%[17]	0.00%	1.20%[17]
Small Company Portfolio	0.60%	0.00%	0.56%[16]	1.16%[17]	0.00%	1.16%[17]
Neuberger Berman Advisers Management Trust
Fasciano Portfolio – S Class	1.15%	0.25%	0.60%	2.00%[18]	0.60%	1.40%[18]
Lehman Brothers Short Duration Bond
Portfolio – I Class	0.65%	0.00%	0.10%	0.75%[19]	0.00%	0.75%[19]
Mid-Cap Growth Portfolio - I Class	0.83%	0.00%	0.15%	0.98%[19]	0.00%	0.98%[19]
Partners Portfolio – I Class	0.83%	0.00%	0.08%	0.91%[19]	0.00%	0.91%[19]
T. Rowe Price Equity Series, Inc.
Blue Chip Growth Portfolio - Class II Shares	0.85%	0.25%	0.00%	1.10%	0.00%	1.10%
Equity Income Portfolio - Class II Shares	0.85%	0.25%	0.00%	1.10%	0.00%	1.10%
Health Sciences Portfolio - Class II Shares	0.95%	0.25%	0.00%	1.20%	0.00%	1.20%
Wells Fargo Variable Trust
Variable Trust Discovery Fund	0.75%[20]	0.25%	0.21%[21]	1.21%[22]	0.06%	1.15%[22]
Variable Trust Opportunity Fund	0.73%[18]	0.25%	0.20%[19]	1.18%[20]	0.11%	1.07%[20]

1 The Fund fees and expenses used to prepare the table above, and the example below, were provided to us by the Funds. We have not independently verified such information. Current or future expenses may be greater or less than those shown. In addition, certain Funds may impose a redemption fee of no more than 2% of the amount of Fund shares redeemed. We may be required to implement a Fund's redemption fee. The redemption fee will be assessed against your Contract Value. For more information, please see each Fund's prospectus.
2 Our affiliate, Equity Services, Inc., the principal underwriter for the Contracts, will received 12b-1 fees deducted from certain Fund assets attributable to the Contracts for providing distribution and shareholder support services to some Funds.
3 The Total Annual Fund Operating Expenses may not be the same as that reported in the portfolio’s financial highlights and shareholder reports, because Total Annual Fund Operating Expenses include expenses related to other investment companies acquired by the portfolio, if any, while the financial highlights and shareholder reports do not.
4 The AIM VI Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses of Series I shares to 1.30% of average daily net assets. The expense limitation agreement is in effect through at least April 30, 2008. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund’s Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the Fund may also benefit from a one time credit to be used to offset future custodian expenses. These credits are used to pay certain expenses incurred by the Fund. With expense offsets, the Dynamics Fund’s Total Annual Fund Operating Expenses were 1.13%.

5 Through April 30, 2008, the Dynamic Fund's advisor has contractually agreed to waive a portion of its advisory fees to the extent necessary so that the advisory fees payable by the Fund does not exceed a specified maximum annual advisory fee rate, wherein the fee rate includes breakpoints and is based upon net asset levels. The Fund's maximum annual advisory fee rate ranges from 0.745% (for average net assets up to $250 million) to 0.64% (for average net assets over $10 billion).
6 Through April 30, 2008, AIM Advisors, Inc. has contractually agreed to waive a portion of its advisory fees to the extent necessary so that the advisory fees payable by the Global Health Care Fund does not exceed a specified maximum annual advisory fee rate, wherein the fee rate includes breakpoints and is based upon net asset levels. The Fund's maximum annual advisory fee rate ranges from 0.75% (for average net assets up to $250 million) to 0.68% (for average net assets over $10 billion).
7 Effective December 1, 2006, through November 30, 2011, the manager of Alger American Leveraged AllCap Portfolio had contractually agreed to waive 0.035% of its Advisory Fees.
8 The fund has a stepped fee schedule. As a result, the fund's unified management fee rate generally decreases as strategy assets increase and increases as strategy assets decrease.
9 The Dreyfus Corporation has agreed to waive receipt of a portion of the Fund’s management fee, in the amount of .10 of 1% of the value of the Fund’s average daily net assets, until June 30, 2007.
10 Restated on an annualized basis to reflect acquisition of MFS Strategic Value VIP and Dreman Financial Services VIP on September 15, 2006.
11 Management fees have been restated to reflect the new fee schedule effective October 1, 2006.
12 A portion of the brokerage commissions that the Fidelity® VIP Contrafund® Portfolio, Fidelity® VIP Equity-Income Portfolio, Fidelity® VIP Growth Portfolio, Fidelity® VIP Mid Cap Portfolio, and Fidelity® Overseas Portfolio pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. These offsets may be discontinued at any time.
13 Management fees for the fund have been reduced to 0.10%, and class expenses are limited to 0.10% (these limits do not apply to interest, taxes, brokerage commissions, security lending fees, or extraordinary expenses). This expense limit may not be increased without approval of the fund's shareholders and board of trustees. Thus, the expense limit is required by contract and is not voluntary on the fund manager's part.
14 The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the acquired fund) to the extent that the Fund’s fees and expenses are due to those of the acquired fund. This reduction is required by the Trust’s board of trustees and an exemptive order of the Securities and Exchange Commission.
15 Formerly known as the Franklin Real Estate Fund. The Fund's fees and expenses have been restated as if the Fund's new investment management and fund administration agreements had been in place for the fiscal year ended December 31, 2006. The manager and administrator, however, have contractually agreed in advance to waive or limit their respective fees so that the increase in investment management and fund administration fees paid by the Fund are phased in over a five year period, with there being no increase in the rate of such fees for the first year ending April 30, 2008. For each of the four years thereafter through April 30, 2012, the manager and administrator will receive one-fifth of the increase in the rate of fees. Beginning May 1, 2012, the full new investment management and administration fees will then be in effect.
16 Other Expenses have been calculated based on the actual amounts incurred in the most recent fiscal year.
17 JPMorgan Funds Management Inc. has contractually agreed to waive fees and/or reimburse expenses to the extent that total annual operating expenses (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.20% of the average daily net assets through 4/30/08 for the International Equity Portfolio and 1.15% for the Small Company Portfolio. Without the Acquired Fund Fees and Expenses, the Total Annual Operating Expenses of the Small Company Portfolio would have been 1.15% of the average daily net assets.
18 Neuberger Berman Management Inc. (“NBMI”) has undertaken through December 31, 2010 (December 31, 2017 for the Regency Portfolio) to waive fees and/or reimburse certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1.10% of average daily net asset value of the Lehman Brothers High Income Bond Portfolio; 1.25% of the average daily net asset value of the Guardian, Regency and Mid-Cap Growth Portfolios; 1.17% of the average daily net asset value of the Socially Responsive Portfolio; 1.30% of the average daily net asset value of International Large Cap Portfolio; 1.40% of the average daily net asset value of the Fasciano Portfolio; 1.75% of the average daily net asset value of the Real Estate Portfolio; and 2.00% of the average daily net asset value of the International Portfolio. The expense limitation arrangements for the Portfolios are contractual and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause a Portfolio to exceed its respective limitation.
19 Neuberger Berman Management Inc. (“NBMI”) has undertaken through December 31, 2010 to waive fees and/or reimburse certain operating expenses, including the compensation of NBMI (except with respect to Lehman Brothers Short Duration Bond, Mid-Cap Growth and Partners Portfolios) and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1% of average daily net asset value of the Lehman Brothers Short Duration Bond, Mid-Cap Growth and Partners Portfolios. The expense limitation arrangements for the Portfolios are contractual and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause a Portfolio to exceed its respective limitation.
20 The Wells Fargo Advantage Discovery Fund’s and the Wells Fargo Advantage Opportunity Fund’s adviser had committed through April 30, 2008 to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio at 1.15% and 1.07%, respectively, and may include expenses of any money market or other fund held by the fund.
21 Other expenses may include expenses payable to affiliates of Wells Fargo & Company.
22 The Funds’ investment adviser has implemented a breakpoint schedule for the Funds’ management fees. The management fees charged to the Funds will decline as a Fund’s assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The breakpoint schedule for the Discovery and Opportunity Funds is as follows: 0.75% for assets from $0 to $499 million; 0.70% for assets from $500 million to $999 million; 0.65% for assets from $1 billion to $2.99 billion; 0.625% for assets from $3 billion to $4.99 billion; and 0.60% for assets $5 billion and higher.

Example

The Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Variable Account annual expenses, and Fund fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, that the maximum fees and expenses of any of the Funds apply as of December 31, 2006, and that you elected the Optional Enhanced Death Benefit Rider. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period:

1 Year	3 Years	5 years	10 years
$1,058.93	$1,591.09	$2,142.74	$3,810.55

(2) If you annuitize your Contract at the end of the applicable time period or if you do not surrender your Contract:

1 Year*	3 Years	5 years	10 years
$358.93	$1,091.09	$1,842.74	$3,810.55

*The Contract may not be annuitized in the first two years from the Date of Issue.

ACCUMULATION UNIT VALUE
(in dollars)

The following table sets forth for each period since inception for an accumulation unit outstanding throughout the period, (1) the accumulation unit value at the beginning of each period; (2) the accumulation unit value at the end of each period; and (3) the number of accumulation units outstanding at the end of each period.

Subaccount	Accumulation	Accumulation	Number of	Accumulation	Accumulation	Number of	Accumulation	Accumulation	Number of
	Unit Value at	Unit Value at	Accumulation	Unit Value at	Unit Value at	Accumulation	Unit Value at	Unit Value at	Accumulation
	6/20/97	12/31/97	Units Outstanding	1/2/98	12/31/98	Units Outstanding	1/4/99	12/31/99	Units
			at 12/31/97			at 12/31/98			Outstanding at
									12/31/99
Sentinel VPT	10.00	10.68	198,364.24	10.69	11.96	681,315.40	11.96	12.14	1,054,556
Common Stock
Sentinel VPT	10.00	11.16	36,358.13	11.14	12.71	167,349.38	12.63	17.40	351,290
Mid Cap Growth
Sentinel VPT	10.00	10.74	12,575.62	10.76	11.43	67,028.38	11.29	13.07	95,954
Small Company
Sentinel VPT	10.00	10.20	133,462.26	10.20	10.59	464,682.04	10.59	10.96	874,549
Money Market
Sentinel VPT	10.00	10.42	16,645.42	10.47	11.12	258,757.60	11.09	10.60	454,241
Bond
Sentinel VPT	10.00	10.64	86,880.05	10.65	11.80	321,764.26	11.80	11.74	555,721
Balanced
Alger American	10.00	10.65	35,788.21	10.63	15.55	174,624.86	15.47	20.51	620,933
Growth
Alger American	10.00	11.00	91,673.97	10.89	12.53	180,967.55	12.41	17.73	243,153
Small
Capitalization
Fidelity VIP	10.00	10.84	106,376.57	10.86	11.93	446,646.08	11.88	12.51	704,688
Fund-Equity
Income
Fidelity VIP	10.00	10.71	20,134.41	10.75	14.74	128,908.47	14.73	19.97	558,722
Fund-Growth
Fidelity VIP	10.00	10.83	79,304.18	10.85	10.22	316,357.63	10.24	10.90	398,907
Fund-High
Income
Fidelity VIP	10.00	9.45	31,089.33	9.50	10.51	137,169.62	10.82	14.78	238,593
Fund-Overseas
Fidelity VIP	10.00	10.95	59,153.41	10.93	14.04	220,659.55	13.93	17.20	495,265
Fund -
Contrafund®
Fidelity VIP	10.00	10.88	123,048.43	10.94	13.77	644,354.40	13.75	16.37	1,479,594
Fund -Index 500
Wells Fargo VT	10.00	11.26	594,648.07	11.16	14.29	79,046.28	14.08	26.76	318,572
Discovery
Wells Fargo VT	10.00	11.16	340,375.32	11.15	12.50	125,380.26	12.55	16.63	200,977
Opportunity

Subaccount	Accumulation	Accumulation	Number of	Accumulation	Accumulation	Number of	Accumulation	Accumulation	Number of
	Unit Value at	Unit Value at	Accumulation	Unit Value at	Unit Value at	Accumulation	Unit Value at	Unit Value at	Accumulation
	1/3/00	12/31/00	Units Outstanding	1/2/01	12/31/01	Units Outstanding	1/2/02	12/31/02	Units
			at 12/31/00			at 12/31/01			Outstanding at
									12/31/02
Sentinel VPT	11.90	13.15	1,080,323.09	12.98	11.91	1,550,727.39	11.93	9.71	1,800,411.01
Common Stock
Sentinel VPT	17.64	17.01	816,621.11	15.66	12.70	1,037,504.10	12.77	9.51	1,000,052.44
Mid Cap
Growth
Sentinel VPT	12.88	17.84	337,481.08	17.06	18.54	641,556.80	18.42	15.73	937,943.44
Small
Company
Sentinel VPT	10.96	11.47	946,420.61	11.47	11.73	1,339,572.89	11.73	11.72	1,551.827.66
Money Market
Sentinel VPT	10.55	11.46	480,176.92	11.56	12.14	831,321.19	12.08	10.22	916,629.63
Bond
Sentinel VPT	11.58	12.60	597,642.88	12.56	11.55	742,241.96	11.52	13.06	1,213.264.09
Balanced
Alger	20.53	17.24	1,085,900.24	16.62	14.99	1,176,016.07	15.02	9.91	1,112,587.18
American
Growth
Alger	17.64	12.73	600,592.69	11.62	8.85	713,337.23	8.76	6.44	627,551.21
American
Small
Capitalization
Fidelity VIP	12.18	13.38	877,837.96	13.22	12.54	1,100,806.66	12.56	10.27	1,336,207.03
Fund-Equity
Income
Fidelity VIP	19.93	17.54	1,030,524.99	16.81	14.24	1,161,109.49	14.33	9.82	1,116,957.82
Fund-Growth
Fidelity VIP	10.86	8.33	501,300.74	8.32	7.25	572,401.28	7.28	7.40	683,024.78
Fund-High
Income
Fidelity VIP	14.84	11.79	764,738.39	11.73	9.16	943,360.18	9.23	7.20	956,027.37
Fund-Overseas
Fidelity VIP	16.93	15.84	757,511.71	15.33	13.71	802,651.88	13.63	12.26	895,933.04
Fund -
Contrafund®
Fidelity VIP	16.21	14.64	2,023,959.28	14.23	12.69	2,179,936.83	12.76	9.73	2,177,585.47
Fund -Index
500
Wells Fargo	26.94	22.48	594,648.07	20.44	15.34	649,737.70	15.42	9.45	593,006.69
VT Discovery
Wells Fargo	16.34	17.48	340,375.32	17.13	16.60	422,080.77	16.59	11.98	593,692.26
VT
Opportunity

Subaccount	Accumulation	Accumulation	Number of	Accumulation	Accumulation	Number of	Accumulation	Accumulation	Number of
	Unit Value at	Unit Value at	Accumulation	Unit Value at	Unit Value at	Accumulation	Unit Value at	Unit Value a	Accumulation
	1/2/03	12/31/03	Units	1/2/04	12/31/04	Units	1/3/05	12/31/05	Units
			Outstanding at			Outstanding at			Outstanding at
			12/31/03			12/31/04			12/31/05
Sentinel VPT	9.96	12.59	2,081,352.52	12.59	13.61	2,530,565.26	13.46	14.45	2,669,872.15
Common Stock
Sentinel VPT	9.77	13.30	1,190,675.96	13.30	14.74	1,136,704.15	14.48	15.08	969,791.11
Mid Cap Growth
Sentinel VPT	16.08	21.64	1,242,053.68	21.73	24.73	1,502,266.70	24.37	26.40	1,366,987.15
Small Company
Sentinel VPT	11.72	11.64	1,010,025.42	11.64	11.59	956,343.80	11.59	11.76	798,945.46
Money Market
Sentinel VPT	12.98	13.63	1,303,319.09	13.58	14.07	1,287455.21	14.08	14.14	1,285,059.33
Bond
Sentinel VPT	10.35	12.47	1,134,775.52	12.46	13.21	1,253,469.20	13.13	13.77	1,223,837.89
Balanced
Alger American	10.23	13.21	1,147,661.68	13.17	13.74	981,988.91	13.57	15.18	767,708.64
Growth
Alger American	6.57	9.04	638,099.31	9.06	10.39	608,040.56	10.18	11.97	478,400.24
Small
Capitalization
Fidelity VIP	10.59	13.20	1,458,610.93	13.18	14.51	1,393,766.91	14.38	15.15	1,221,652.93
Fund-Equity
Income
Fidelity VIP	10.15	12.86	1,247,702.59	12.88	13.11	1,202,786.06	12.99	13.68	1,011,888.11
Fund-Growth
Fidelity VIP	7.41	9.29	926,868.19	9.29	10.04	1,010,663.00	10.05	10.17	988,225.90
Fund-High
Income
Fidelity VIP	7.33	10.19	1,064,456.93	10.31	11.41	1,185,510.33	11.34	13.40	1,141,752.38
Fund-Overseas
Fidelity VIP	12.49	15.53	1,052,447.55	15.50	17.68	1,069,940.50	17.45	20.39	1,007,625.08
Fund -
Contrafund®
Fidelity VIP	10.05	12.32	2,313,638.44	12.28	13.44	2,088,000.22	13.33	13.89	1,911,723.93
Fund -Index 500
Wells Fargo VT	9.86	12.51	639,147.81	12.47	14.70	543,989.20	14.39	15.89	449,988.64
Discovery
Wells Fargo VT	12.35	16.18	597,575.44	16.14	18.87	583,347.52	18.59	20.07	485,070.63
Opportunity

Subaccount	Accumulation	Accumulation	Number of
	Unit Value at	Unit Value at	Accumulation
	1/1/06	12/31/06	Units Outstanding
			at 12/31/06
Sentinel VPT	14.72	16.55	2,718,931.45
Common Stock
Sentinel VPT	15.30	15.70	862,387.81
Mid Cap Growth
Sentinel VPT	26.75	30.24	1,311,018.83
Small Company
Sentinel VPT	11.76	12.14	851,107.83
Money Market
Sentinel VPT	14.16	14.46	1,198,084.12
Bond
Sentinel VPT	13.93	15.14	1,103,557.87
Balanced
Alger American	15.52	15.74	682,503.49
Growth
Alger American	12.13	14.17	374,887.08
Small
Capitalization
Fidelity VIP	15.40	17.96	1,038,522.03
Fund-Equity
Income
Fidelity VIP	13.90	14.41	876,813.03
Fund-Growth
Fidelity VIP	10.18	11.15	909,615.94
Fund-High
Income
Fidelity VIP	13.74	15.61	1,027,144.43
Fund-Overseas
Fidelity VIP	20.81	22.47	927,656.07
Fund -
Contrafund®
Fidelity VIP	14.12	15.86	1,666,576.30
Fund -Index 500
Wells Fargo VT	16.15	17.96	361,074.70
Discovery
Wells Fargo VT	20.35	22.22	387,060.90
Opportunity

The following provides the information for Subaccounts which began operations on August 3, 1998.

Subaccount	Accumulation	Accumulation	Number of	Accumulation	Accumulation	Number of	Accumulation	Accumulation	Number of
	Unit Value at	Unit Value at	Accumulation	Unit Value at	Unit Value at	Accumulation	Unit Value at	Unit Value at	Accumulation
	8/3/98	12/31/98	Units	1/1/99	12/31/99	Units	1/1/00	12/31/00	Units
			Outstanding at			Outstanding at			Outstanding at
			12/31/98			12/31/99			12/31/00
American	10.00	10.96	2,561.63	10.98	12.76	183,326	12.62	11.25	325,390.25
Century VP
Income &
Growth
American	10.00	10.41	480.38	10.41	10.18	63,007	9.92	11.86	233,597.13
Century VP
Value
JPMorgan	10.00	9.69	0	9.93	13.06	25,478	13.10	10.84	79,538.84
International
Equity
JPMorgan	10.00	9.98	10,554.25	9.93	14.21	30,934	14.08	12.43	84,711.61
Small
Company
Neuberger	10.00	10.19	9,444.56	10.18	10.79	47,306	10.65	10.72	72,340.65
Berman
Partners

Subaccount	Accumulation	Accumulation	Number of	Accumulation	Accumulation	Number of	Accumulation	Accumulation	Number of
	Unit Value at	Unit Value at	Accumulation	Unit Value at	Unit Value at	Accumulation	Unit Value at	Unit Value at	Accumulation
	1/1/01	12/31/01	Units	1/1/02	12/31/02	Units	1/1/03	12/31/03	Units
			Outstanding at			Outstanding at			Outstanding at
			12/31/01			12/31/02			12/31/03
American	10.96	10.17	513,559.72	10.21	8.08	647,417.35	8.33	10.31	767,740.19
Century VP
Income & Growth
American	11.64	13.19	497,921.29	13.15	11.37	816,576.88	11.66	14.46	963,627.66
Century VP
Value
JPMorgan	10.82	8.64	129,932.62	8.68	6.96	158,604.86	7.03	9.09	228,845.55
International
Equity
JPMorgan Small	11.76	11.27	94,501.13	11.18	8.71	115,400.73	8.92	11.68	118,426.03
Company
Neuberger	10.44	10.27	92,299.75	10.26	7.68	134,673.28	7.92	10.23	168,915.13
Berman Partners

Subaccount	Accumulation	Accumulation	Number of	Accumulation	Accumulation	Number of	Accumulation	Accumulation	Number of
	Unit Value at	Unit Value at	Accumulation	Unit Value at	Unit Value at	Accumulation	Unit Value at	Unit Value at	Accumulation
	1/1/04	12/31/04	Units	1/1/05	12/31/05	Units	1/1/06	12/31/06	Units
			Outstanding at			Outstanding att			Outstanding at
			12/31/04			12/31/05			12/31/06
American Century	10.30	11.49	765,569.07	11.36	11.86	693,013.97	12.06	13.69	601,544.34
VP Income &
Growth
American Century	14.42	16.30	1,108,091.56	16.15	16.88	1,137,146.95	17.07	19.76	1,044,070.29
VP Value
JPMorgan	9.13	10.62	285,762.15	10.53	11.59	293,409.83	11.93	13.95	349,417.98
International
Equity
JPMorgan Small	11.68	14.65	138,936.30	14.38	14.94	135,781.41	15.19	16.95	115,961.99
Company
Neuberger Berman	10.18	12.01	181,388.86	11/81	13.98	247,078.58	14.35	15.47	206,120.78
Partners

The following information is for Subaccounts which began operations on December 1, 2000.

Subaccount	Accumulation	Accumulation	Number of	Accumulation	Accumulation	Number of
	Unit Value at	Unit Value at	Accumulation	Unit Value at	Unit Value at	Accumulation
	12/1/00	12/31/00	Units	1/1/01	12/31/01	Units Outstanding
			Outstanding at			at 12/31/01
			12/31/00
Alger American Leveraged	10.00	10.02	4,084.23	9.45	8.30	122,328.68
AllCap
Dreyfus Socially	10.00	10.00	202.71	9.62	7.64	64,416.84
Responsible Growth Fund,
Inc.
Fidelity VIP Fund	10.00	10.69	68,296.49	10.26	10.89	759,750.40
Investment Grade Bond
AIM V.I Dynamics	10.00	10.58	6,055.31	9.75	7.26	185,977.17
AIM V.I Global Health	10.00	10.07	19,839.77	10.25	9.12	185,979.64
Care
AIM V.I Technology	10.00	10.18	7,402.18	8.92	5.38	140,047.82

Subaccount	Accumulation	Accumulation	Number of	Accumulation	Accumulation	Number of
	Unit Value at	Unit Value at	Accumulation	Unit Value at	Unit Value at	Accumulation
	1/1/02	12/31/02	Units	1/1/03	12/31/03	Units Outstanding
			Outstanding at			at 12/31/03
			12/31/02
Alger American Leveraged	8.28	5.41	183,800.39	5.58	7.19	292,149.77
AllCap
Dreyfus Socially	7.70	5.35	148,267.80	5.52	6.65	159,344.69
Responsible Growth Fund,
Inc.
Fidelity VIP Fund	10.85	11.85	1,702,427.77	11.77	12.30	1,885,368.96
Investment Grade Bond
AIM V.I Dynamics	7.33	4.88	321,110.70	5.50	6.63	381,357.65

Subaccount	Accumulation	Accumulation	Number of	Accumulation	Accumulation	Number of
	Unit Value at	Unit Value at	Accumulation	Unit Value at	Unit Value at	Accumulation
	1/1/04	12/31/04	Units	1/1/05	12/31/05	Units
			Outstanding at			Outstanding at
			12/31/04			12/31/05
AIM V.I Global Health	9.00	6.79	414,706.10	6.94	8.56	534,106.75
Care
AIM V.I Technology	5.53	2.82	283,490.20	2.95	4.04	547,768.82
Alger American Leveraged	7.18	7.67	226,660.10	7.58	8.66	227,328.44
AllCap
Dreyfus Socially	6.64	6.96	146,825.11	6.91	7.12	127,070.56
Responsible Growth Fund,
Inc.
Fidelity VIP Fund	12.24	12.67	1,968,755.52	12.67	12.77	1,880,488.62
Investment Grade Bond
AIM V.I Dynamics	6.61	7.41	365,842.99	7.30	8.09	319,611.45
AIM V.I Global Health Care	8.58	9.08	520,475.69	8.99	9.68	487,457.78
AIM V.I Technology	4.05	4.17	525,974.29	4.12	4.20	506,008.05

Subaccount	Accumulation	Accumulation	Number of
	Unit Value at	Unit Value at	Accumulation
	1/1/06	12/31/06	Units
			Outstanding at
			12/31/06
Alger American	8.83	10.18	240,392.62
Leveraged AllCap
Dreyfus Socially	7.21	7.66	110,434.28
Responsible Growth
Fund, Inc.
Fidelity VIP Fund	12.78	13.14	1,816,680.33
Investment Grade Bond
AIM V.I Dynamics	8.19	9.26	274,930.33
AIM V.I Global Health	9.76	10.05	415,277.21
Care
AIM V.I Technology	4.29	4.58	387,355.12

The following information is for Subaccounts which began operations on May 1, 2004.

Subaccount	Accumulation	Accumulation	Number of	Accumulation	Accumulation	Number of	Accumulation	Accumulation	Number of
	Unit Value at	Unit Value at	Accumulation	Unit Value at	Unit Value at	Accumulation	Unit Value at	Unit Value at	Accumulation
	5/1/04	12/1/04	Units	1/1/05	12/31/05	Units	1/1/06	12/31/06	Units
			Outstanding			Outstanding			Outstanding
			at 12/31/04			at 12/31/05			at 12/31/06
American	10.00	10.75	7,351,49	10.64	10.84	7,270.33	10.96	10.34	13,485.09
Century VP
Ultra®
American	10.00	10.80	369,192.37	10.62	11.52	607,473.22	11.81	12.38	823,729.08
Century VP
VistaSM
American	10.00	11.29	212,294.68	11.29	12.61	401,457.14	13.02	15.55	547,977.29
Century VP
International
American	10.00	10.53	464,504.55	10.52	10.57	891,225.74	10.59	10.62	1,113,774.87
Century VP
Inflation
Protection
Dreyfus	10.00	10.31	247,910.98	10.24	10.62	596,450.11	10.80	12.20	730,198.55
Appreciation
Dreyfus	10.00	10.89	2,938,61	10.72	11.36	9,328.03	11.54	11.63	18,175.86
Developing
Leaders
Dreyfus	10.00	10.42	21,381.13	10.41	10.53	51,108.90	10.55	10.82	80,546.12
Quality
Bond
Franklin	10.00	10.97	34,866.28	10.91	11.96	85,355.60	12.10	13.96	127,395.59
Templeton
Mutual
Shares
Securities
Franklin	10.00	12.00	43,564.48	11.82	12.88	86,582.43	13.07	14.85	99,096.41
Small Cap
Value
Securities
Franklin	10.00	10.95	8,615.04	10.79	11.32	18,483.52	11.45	12.13	24,421.84
Small-
Midcap
Growth
Securities
Templeton	10.00	11.53	233,297.54	11.51	12.53	465,272.38	12.81	15.01	612,574.72
Foreign
Securities
Franklin	10.00	13.58	71,208.32	13.45	15.20	193,126.58	15.46	18.07	174,101.94
Real Estate
Fidelity Mid	10.00	12.26	107,584.38	12.04	14.31	266,877.22	14.61	15.90	329,694.21
Cap
Neuberger	10.00	11,52	6,084.77	11.33	12.92	21,984.12	13.08	14.61	39,266.75
Berman Mid
Cap Growth
Neuberger	10.00	19,84	143,490.34	10.82	11.10	293,062.65	11.23	11.53	423,265.70
Berman
Fasciano
Neuberger	10.00	9.97	586,111.12	9.97	9.97	1,138,952.51	9.99	10.25	1,484,819.77
Berman
Limited
Maturity
Bond

Subaccount	Accumulation	Accumulation	Number of	Accumulation	Accumulation	Number of	Accumulation	Accumulation	Number of
	Unit Value at	Unit Value at	Accumulation	Unit Value at	Unit Value at	Accumulation	Unit Value at	Unit Value at	Accumulation
	5/1/04	12/1/04	Units	1/1/05	12/31/05	Units	1/1/06	12/31/06	Units
			Outstanding			Outstanding			Outstanding
			at 12/31/04			at 12/31/05			at 12/31/06
Scudder	10.00	11.23	21,818.25	11.12	11.91	43,214.24	12.09	13.88	48,695.98
Dreman
High Return
Equity
Scudder	10.00	11.93	122,129.24	11.73	12.91	134,345.17	13.18	15.87	161,908.40
Dreman
Small Cap
Value
T. Rowe	10.00	11.21	41,206.25	11.10	11.46	86,284.42	11.62	13.41	115,963.88
Price Equity
Income
Portfolio II
T. Rowe	10.00	10.79	279,899.33	10.69	11.24	897,520.42	11.42	12.12	1,264,773.03
Price Blue
Chip
Growth
Portfolio II
T. Rowe	10.00	10.36	106,209.89	10.23	11.56	136,594.78	11.67	12.36	140,366.74
Price Health
Sciences
Portfolio II

NATIONAL LIFE, THE VARIABLE ACCOUNT, AND THE FUNDS

National Life

National Life is authorized to transact life insurance and annuity business in Vermont and in 50 other jurisdictions. National Life was originally chartered as a mutual life insurance company in 1848 under Vermont law. It is now a stock life insurance company, all of the outstanding stock of which is indirectly owned by National Life Holding Company, a mutual insurance holding company established under Vermont law on January 1,1999. All policyholders of National Life, including all the Owners of the Contracts, are voting members of National Life Holding Company. National Life assumes all mortality and expense risks under the Contracts and its assets support the Contract’s benefits. Financial Statements for National Life are contained in the Statement of Additional Information.

The Variable Account

The Variable Account was established by National Life on November 1,1996, pursuant to the provisions of Vermont law. National Life has caused the Variable Account to be registered with the SEC as a unit investment trust pursuant to the provisions of the Investment Company Act. Such registration does not involve supervision of the management of the Variable Account or National Life by the SEC.

The Variable Account is a separate investment account of National Life and, as such, is not chargeable with liabilities arising out of any other business National Life may conduct. National Life does not guarantee the investment performance of the Variable Account. Obligations under the Contracts are obligations of National Life. Income, gains and losses, whether or not realized, from the assets of the Variable Account are credited to or charged against the Variable Account without regard to other income, gains, or losses of National Life.

Net Premium Payments are allocated within the Variable Account among one or more Subaccounts made up of shares of the Fund options designated by the Owner. A separate Subaccount is established within the Variable Account for each of the Fund options.

The Funds

You may choose from among a number of different Subaccount options. The investment experience of each of the Subaccounts depends on the investment performance of the underlying Fund.

The investment objectives and policies of certain Funds are similar to the investment objectives and policies of other mutual funds that may be managed by the same investment adviser or manager. The investment results of the Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Funds will be comparable to the investment results of any other funds, even if the other fund has the same investment adviser or manager.

The Variable Account purchases and redeems shares of the Funds at net asset value. The Variable Account automatically reinvests all dividend and capital gain distributions of the Funds in shares of the distributing Funds at their net asset value on the date of distribution. In other words, the Variable Account does not pay Fund dividends or Fund distributions out to you as additional units, but instead reflects them in unit values.

Before choosing to allocate your Premium Payments and Contract Value, carefully read the prospectus for each Fund, along with this prospectus. There is no assurance that any of the Funds will meet their investment objectives. We do not guarantee any minimum value for the amounts allocated to the Variable Account. You bear the investment risk of investing in the Funds. You should know that during extended periods of low interest rates, the yields of the Sentinel Variable Products Trust Money Market Fund may also become extremely low and possibly negative.

Not all Funds may be available in all states or in all markets.

The following table provides certain information on each Fund, including its fund type, and its investment adviser (and subadviser, if applicable). There is no assurance that any of the Funds will achieve their investment objective(s). You can find detailed information about the Funds, including a description of risks and expenses, in the prospectuses for the Funds that accompany this prospectus. You should read these prospectuses carefully and keep them for future reference.

Fund	Type of Fund	Investment Adviser	Subadviser
Sentinel Variable Products Trust:
Common Stock Fund	Large Blend Equity	Sentinel Asset Management, Inc.	None
Mid Cap Growth
Mid Cap Growth Fund	Equity	Sentinel Asset Management, Inc.	None
Money Market Fund	Money Market	Sentinel Asset Management, Inc.	None
Small Company Fund	Small Growth Equity	Sentinel Asset Management, Inc.	None
Investment-Grade
Bond Fund	Bond	Sentinel Asset Management, Inc.	None
Hybrid Equity and
Balanced Fund	Debt	Sentinel Asset Management, Inc.	None
AIM Variable Insurance Funds:
Mid Cap Growth
AIM V.I. Dynamics Fund - Series I Shares	Equity	A I M Advisors, Inc.	None
AIM V.I. Global Health Care Fund - Series I
Shares	Sector Equity	A I M Advisors, Inc.	None
AIM V.I. Technology Fund - Series I Shares	Sector Equity	A I M Advisors, Inc.	None
The Alger American Fund:
Growth Portfolio - Class O Shares	Large Growth Equity	Fred Alger Management, Inc.	None
Leveraged AllCap Portfolio - Class O Shares	Growth Equity	Fred Alger Management, Inc.	None
Small Capitalization Portfolio - Class O Shares	Small Growth Equity	Fred Alger Management, Inc.	None
American Century Variable Portfolios, Inc.:
American Century Investment
VP Income & Growth Portfolio	Large Value Equity	Management, Inc.	None
American Century Investment
VP Value Portfolio	Mid Cap Value Equity	Management, Inc.	None
American Century Investment
VP Ultra® Portfolio	Large Growth Equity	Management, Inc.	None
	Mid Cap Growth	American Century Investment
VP VistaSM Portfolio	Equity	Management, Inc.	None
American Century Global Investment
VP International Portfolio	International Equity	Management, Inc.	None
		American Century Investment	None
VP Inflation Protection Portfolio	Fixed Income	Management, Inc.
Dreyfus Variable Investment Fund
Fayez Sarofim &
Appreciation Portfolio	Large Blend	The Dreyfus Corporation	Co.
Developing Leaders Portfolio	Aggressive Growth	The Dreyfus Corporation	None
Investment Grade
Quality Bond Portfolio	Bond	The Dreyfus Corporation	None
Dreyfus Socially Responsible Growth Fund, Inc.	Large Cap Growth	The Dreyfus Corporation	None
DWS Variable Series II:
Dreman Value
Class B shares, DWS Dreman High Return		Deutsche Investment Management	Management,
Equity VIP	Large Value	Americas, Inc.	LLC

Fund	Type of Fund	Investment Adviser	Subadviser
Dreman Value
Class B shares, DWS Dreman Small Cap Value		Deutsche Investment Management	Management,
VIP	Small Cap Value	Americas, Inc.	LLC
Fidelity® Variable Insurance Products Initial
Class:
Fidelity Management & Research
Equity-Income Portfolio	Large Value Equity	Company	None
Fidelity Management & Research
Growth Portfolio	Large Growth Equity	Company	None
	Below Investment	Fidelity Management & Research
High Income Portfolio	Grade Bond	Company	None
FMR U.K., FMR
Far East, and
Fidelity
International
Investment
Advisers;
Fidelity
		Fidelity Management & Research	Investments
Overseas Portfolio	International Equity	Company	Japan Limited
Fidelity Management & Research
Contrafund® Portfolio	Large Growth Equity	Company	None
Geode Capital
		Fidelity Management & Research	Management,
Index 500 Portfolio	Index Equity	Company	LLC
	Investment Grade	Fidelity Management & Research
Investment Grade Bond Portfolio	Bond	Company	None
Fidelity Management & Research
Mid Cap Portfolio	Mid Cap Blend	Company	None
Franklin Templeton Variable Insurance Products
Trust
Class 2 shares, Mutual Shares Securities Fund	Mid Cap Value	Franklin Mutual Advisors, LLC	None
Class 2 shares, Franklin Small Cap Value
Securities Fund	Small Cap Value	Franklin Advisory Services, LLC	None
Class 2 shares, Franklin Small-Midcap Growth	Small-Mid Cap
Securities Fund	Growth	Franklin Advisors, Inc.	None
Class 2 shares, Templeton Foreign Securities
Fund	Foreign	Templeton Investment Counsel, LLC	None
Class 2 shares, Franklin Real Estate Fund	Sector Equity	Franklin Advisors, Inc.	None
J.P. Morgan Series Trust II:
J.P. Morgan Investment Management
JPMorgan International Equity Portfolio	International Equity	Inc.	None
	Small Cap Blend	J.P. Morgan Investment Management
JPMorgan Small Company Portfolio	Equity	Inc.	None
Neuberger Berman Advisers Management Trust
Neuberger
I Class, Partners Portfolio	Large Value	Neuberger Berman Management, Inc.	Berman, LLC
	Mid-Cap Growth		Neuberger
I Class, Mid Cap Growth Portfolio	Equity	Neuberger Berman Management, Inc.	Berman, LLC
Neuberger
S Class, Fasciano Portfolio	Small Cap Blend	Neuberger Berman Management, Inc.	Berman, LLC

Fund	Type of Fund	Investment Adviser	Subadviser
Lehman Brothers
Asset
I Class, Short Duration Bond Portfolio			Management,
(formerly, Limited Maturity Bond Portfolio)	Short-Term	Neuberger Berman Management, Inc.	LLC
T. Rowe Price Equity Series, Inc.
Equity Income Portfolio II	Large Value	T. Rowe Price Associates, Inc.	None
Blue Chip Growth Portfolio II	Large Growth	T. Rowe Price Associates, Inc.	None
Health Sciences Portfolio II	Sector Equity	T. Rowe Price Associates, Inc.	None
Wells Fargo Variable Trust
Wells Capital
	Mid Cap Growth		Management,
Wells Fargo VT Discovery Fund	Equity	Wells Fargo Funds Management, LLC	Incorporated
Wells Capital
Management,
Wells Fargo VT Opportunity Fund	Mid Cap Blend	Wells Fargo Funds Management, LLC	Incorporated

Other Information

Contractual Arrangements. National Life has entered into or may enter into agreements with Funds pursuant to which the adviser an affiliate pays National Life a fee based upon an annual percentage of the average net asset amount invested on behalf of the Variable Account and our other separate accounts in exchange for providing administration and other services to Owners on behalf of the Funds, which may include answering Owner’s questions about the Funds, providing prospectuses, shareholder reports and other Fund documents, providing Funds and their Boards information about the Contracts and their operations and/or collecting voting instructions for Fund shareholder proposals. The amount of the compensation is based on a percentage of assets of the Funds attributable to the Contracts and certain other variable insurance products that National Life issues. These percentages may differ and we may be paid a greater percentage by some investment advisers or affiliates than others. The amount of this compensation with respect to the Contracts during 2006 ranged from $7,573.88 to $119,148.00 per adviser, and the percentages of assets ranged from 0.05% to 0.25% (this includes payments received in 2006 for services rendered in 2005). These payments may be used for any corporate purpose, including the payment of expenses that National Life and/or its affiliates incur in promoting, issuing, marketing and administering the Contracts, which may have the impact of indirectly promoting the Funds. National Life may profit from these payments. For more information on the compensation we receive, see “Contractual Arrangement between National Life and the Funds’ Investment Advisors or Distributors” in the Statement of Additional Information.

Our affiliate, Equity Services, Inc. (“ESI”), the principal underwriter for the Contracts, will receive 12b-1 fees deducted from certain Fund assets pursuant to distribution plan. The distribution plan is described in more detail in each Fund’s prospectus. Because 12b-1 fees are paid out of a Fund’s assets on an ongoing basis, over time they will increase the cost of an investment in Fund shares.

We select the Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Fund’s adviser or subadviser is one of our affiliates or whether the Fund, its adviser, its subadviser(s), or an affiliate will compensate us or our affiliates, as described above and in the Statement of Additional Information under “Contractual Arrangements Between National Life And The Funds’ Investment Advisors Or Distributors.” We review the Funds periodically and may remove a Fund or limit its availability to new Premium Payments and/or transfers of Contract Value if we determine that the Fund no longer meets one or more of the selection criteria, and/or if the Fund has not attracted significant allocations from Owners.

You bear the risk of any decline in the Contract Value of your Contract resulting from the performance of the Funds you have chosen.

Owners, through their indirect investment in the Funds, bear the costs of investment advisory or management and other fees that the Funds pay to their respective investment advisers, and in some cases, subadvisers and other service providers (see the Funds’ prospectuses for more information). As described above, an investment adviser (other than our affiliate, Sentinel Asset Management) or subadviser to a Fund, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be derived, in whole or in part, from the advisory (and in some cases, subadvisory) or other fees deducted from Fund assets.

Conflicts of Interest. The Funds may also be available to registered separate accounts offering variable annuity and variable life products of other participating insurance companies, as well as to the Variable Account and other separate accounts of National Life. Although we do not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interest of the Variable Account and one or more of the other separate accounts participating in the underlying Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of the Owners and those of other companies, or some other reason. In the event of conflict, we will take any steps necessary to protect Owners and variable annuity Payees, including withdrawal of the Variable Account from participation in the underlying Fund(s) involved in the conflict.

DETAILED DESCRIPTION OF CONTRACT PROVISIONS

We describe our basic Contract below. There may be differences in your Contract (such as differences in fees, charges or benefits) from the one described in this prospectus because of the requirements of the state where we issued your Contract. Please consult your Contract for its specific terms.

Issuance of a Contract

The Contract is available to Owners up to and including age 85, on an age on nearest birthday basis, on the Date of Issue. If the Contract is issued to Joint Owners, then the oldest Joint Owner must be 85 years of age or younger on the Date of Issue, again on an age on nearest birthday basis. If the Owner is not a natural person, then the age of the Annuitant must meet the requirements for Owners. At our discretion, we may issue Contracts at ages higher than age 85.

In order to purchase a Contract, an individual must forward an application to us through a licensed National Life agent who is also a registered representative of ESI, the principal underwriter of the Contracts, or another broker/dealer having a Selling Agreement with ESI or a broker/dealer having a Selling Agreement with such a broker/dealer.

If you are purchasing the Contract in connection with a tax-favored arrangement, including an IRA and a Roth IRA, you should carefully consider the costs and benefits of the Contract (such as annuitization benefits) before purchasing a Contract since the tax-favored arrangement itself provides for tax-sheltered growth.

Tax Free “Section 1035” Exchanges. You can generally exchange one variable annuity contract for another in a “tax-free exchange” under Section 1035 of the Code. Before making the exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this prospectus, you might have to pay a surrender charge on your old contract. There will be a new surrender charge period for this Contract and other charges might be higher (or lower) and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, you may have to pay federal income and penalty taxes on the exchange. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interests. You should be aware that your insurance agent will generally earn a commission if you buy this Contract through an exchange or otherwise.

Important Information About Procedures for Opening a New Account. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means for you: When you open an account (i.e., purchase a Contract), we will ask for your name, address, date of birth and other information that will allow us to identify you. We may also ask to see your driver’s license or other identifying documents.

Premium Payments

The Initial Premium Payment. The initial Premium Payment must be at least $5,000 for Non-Qualified Contracts, and must be at least $1,500 for Qualified Contracts. We may at our discretion permit initial Premium Payments lower than these minimums. For Contracts purchased in South Carolina, the initial Premium Payment for Qualified Contracts must be at least $3,000.

Subsequent Premium Payments. Subsequent Premium Payments may be made at any time, but must be at least $100 ($50 for IRAs). We may accept lower Premium Payments at our discretion if the Premium Payments are remitted electronically. Subsequent Premium Payments to the Variable Account will purchase Accumulation Units at the price next computed for the appropriate Subaccount after we receive the additional Premium Payment. For Contracts purchased in the State of Oregon prior to March 2, 2005, we are not permitted to accept subsequent Premium Payments on or after the third Contract Anniversary. We may accept subsequent premium payments on or after the third Contract Anniversary for new Contracts purchased in the State of Oregon. For Contracts purchased in the State of Massachusetts by Owners who were less than 60 at the time of purchase, we will not accept Premium Payments after the Owner attains the age of 63. For Contracts purchased in the State of Massachusetts by Owners who were 60 or older at the time of purchase, we will not accept Premium Payments after the third Contract Anniversary.

The total of all Premium Payments under Contracts issued on the life of any one Owner (or Annuitant if the owner is not a natural person) may not exceed $1,000,000 without our prior consent.

Transactions will not be processed on the following days: New Year’s Day, Presidents’ Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas Day. In addition, Premium Payments will not be allocated and transactions will not be effected to the Subaccount that invests in the Sentinel Variable Products Money Market Fund (“Money Market Subaccount”) on Columbus Day and Veterans Day. Please remember that we must receive a transaction request at our Home Office before 4:00 p.m. Eastern Time to process the transaction on that Valuation Day. A Valuation Day ends at the close of regular trading of the New York Stock Exchange.

Allocation of Net Premium Payments. In the application for the Contract, the Owner will indicate how Net Premium Payments are to be allocated among the Subaccounts of the Variable Account, the Fixed Account and/or the Guaranteed Accounts. These allocations may be changed at any time by the Owner by written notice to us at our Home Office or, if the telephone transaction privilege has been elected, by telephone instructions (see “Telephone Transaction Privilege,” below). However, if your Contract is participating in the Illuminations program described under “Optional ‘Illuminations’ Investment Advisory Service”, below, making a change to your premium allocations on your own will be treated as a termination of your Contract’s participation in the Illuminations program. If you change the Contract’s premium allocation percentages, Fund Rebalancing will automatically be discontinued unless you specifically direct otherwise.

The percentages of Net Premium Payments that may be allocated to any Subaccount, the Fixed Account, or any Guaranteed Account must be in whole numbers of not less than 1%, and the sum of the allocation percentages must be 100%. We allocate the initial Net Premium Payment within two business days after receipt at our home office, if the application and all information necessary for processing the order are complete. We do not begin processing your purchase order until we receive the application and initial premium payment at our home office from your agent’s broker-dealer.

If the application is not properly completed, we retain the initial Premium Payment for up to five business days while attempting to complete the application. If the application is not complete at the end of the five day period, we inform the applicant of the reason for the delay and the initial Premium Payment will be returned immediately, unless the applicant specifically consents to our retaining the initial Premium Payment until the application is complete. Once the application is complete, we allocate the initial Net Premium Payment as designated by the Owner within two business days.

We allocate subsequent Net Premium Payments as of the Valuation Date we receive Net Premium Payments at our Home Office, based on your allocation percentages then in effect. Please note that if you submit your Premium Payment to your agent, we will not begin processing the Premium Payment until we have received it from your agent’s selling firm. At the time of allocation, we apply Net Premium Payments to the purchase of Fund shares. The net asset value of the shares purchased is converted into Accumulation Units.

When all or a portion of a premium payment is received without a clear subaccount designation or allocated to a subaccount that is not available for investment, we may allocate the undesignated portion or the entire amount, as applicable, into the Money Market Subaccount. You may at any time after the deposit direct us to redeem or exchange units in the Money Market Subaccount, which will be completed at the next appropriate net asset value. All transactions will be subject to any applicable fees or charges.

The Subaccount values will vary with their investment experience, and you bear the entire investment risk. You should periodically review your allocation percentages in light of market conditions and your overall financial objectives.

We offer a one-time credit in the amount of 3% of the initial Net Premium Payment to Owners whose initial Net Premium Payment comes from the surrender of an annuity contract issued by National Life’s affiliate, Life Insurance Company of the Southwest. We pay this credit after the free look right with respect to the Contract has expired.

Transfers

You may transfer the Contract Value among the Subaccounts of the Variable Account and among the Variable Account, the Fixed Account (subject to the limitations set forth below) and the Guaranteed Accounts by making a written transfer request. If you elect the telephone transaction privilege, you may make transfers by telephone. See “Telephone Transaction Privilege,” below. Transfers are made as of the Valuation Day that the request for transfer is received at the Home Office. Please remember that a Valuation Day ends at the close of regular trading of the New York Stock Exchange, currently 4:00 p.m. Eastern Time. Transfers to or from the Subaccounts may be postponed under certain circumstances. See “Payments,” below. A market value adjustment will be applied to transfers out of a Guaranteed Account prior to its termination date. See “The Guaranteed Accounts,” below.

We currently allow transfers to the Fixed Account and the Guaranteed Accounts of all or any part of the Variable Account Contract Value, without charge or penalty. We reserve the right to restrict transfers to the Fixed Account and/or the Guaranteed Accounts to 25% of the Variable Account Contract Value during any Contract Year. For Contracts issued in Massachusetts only, we will enforce the above restrictions on your ability to move Contract Value into the Fixed Account and the Guaranteed Accounts only when the yield on investment would not support the statutory minimum interest rate. In addition, we will enforce these restrictions only in a manner that would not be unfairly discriminatory.

You may, (only one each year and within 45 days after the end of the calendar year) transfer a portion of the unloaned value in the Fixed Account to the Variable Account. We reserve the right to restrict this transfer to 10% of the Contract Value in the Fixed Account (25% in New York). After a transfer from the Fixed Account to the Variable Account or a Guaranteed Account, we reserve the right to require that the value transferred remain in the Variable Account or the Guaranteed Account for at least one year before it may be transferred back to the Fixed Account. We will allow Owners electing Illuminations for the first time to transfer value from the Fixed Account outside of the normally permitted transfer window of 45 days after the end of the calendar year. Unless otherwise restricted, all or a portion of value in the Fixed Account may be transferred upon the initial election of Illuminations. Once this one-time initial transfer is effected, no other transfer from the Fixed Account will be permitted outside of the normal 45-day transfer window.

For Contracts issued after July 1, 2004, where this provision has been approved by your state insurance regulator, if you transfer Contract Value out of any Guaranteed Account, you may not transfer Contract Value back into any Guaranteed Account until one year has elapsed from the time of the transfer out of a Guaranteed Account.

We do not permit transfers between the Variable Account and the Fixed Account after the Annuitization Date.

We have no current intention to impose a transfer charge. However, we reserve the right, upon prior notice, to impose a transfer charge of $25 for each transfer in excess of twelve transfers in any one Contract Year. We may do this if the expense of administering transfers becomes burdensome. See “Transfer Charge,” below.

If your Contract is in the Illuminations program described under “Optional ‘Illuminations’ Investment Advisory Service”, below, you will be allowed to implement fund transfers. Please note, however, if you implement fund transfers, your allocations will depart from the FundQuest recommendations, and, if you keep the Contract in the Illuminations program, your transfers may end up being reversed by the next semi-annual rebalancing within the program.

Disruptive Trading

Policy. The Contracts are intended for long-term investment by Owners. They were not designed for the use of market timers or other investors who make programmed, large, frequent, or short-term transfers. Market timing and other programmed, large, frequent, or short-term transfers among the Subaccounts or between the Subaccounts and the Fixed Account or the Guaranteed Account can cause risks with adverse effects for other Owners (and beneficiaries and Funds). These risks include:

  the dilution of interests of long-term investors in a subaccount if purchases or transfers into or out of a Fund are made at prices that do not reflect an accurate value for the Fund’s investments;

  an adverse effect on Fund management, such as impeding a Fund manager’s ability to sustain an investment objective, causing a Fund to maintain a higher level of cash than would otherwise be the case, or causing a Fund to liquidate investments prematurely (or at an otherwise inopportune time) to pay withdrawals or transfers out of the Fund; and

  increased brokerage and administrative expenses.

The risks and costs are borne by all Owners invested in those Subaccounts, not just those making the transfers.

We have developed policies and procedures with respect to market timing and other transfers (the “Procedures”) and we do not make special arrangements or grant exceptions to accommodate market timing or other potentially disruptive or harmful trading. Do not invest in this Contract if you intend to conduct market timing or other potentially disruptive trading.

Detection. We employ various means to attempt to detect and deter market timing and disruptive trading. However, despite our monitoring, we may not be able to detect or stop all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the Funds, we cannot guarantee that all harmful trading will be detected or that a Fund will not suffer harm from programmed, large, frequent, or short-term transfers among the Subaccounts of variable products issued by these companies or retirement plans.

Deterrence. Once an Owner has been identified as a “market timer” under the Procedures, we notify the Owner that we will not accept instructions for such market timing or other similar programmed, large, frequent or short-term transfers in the future. We also will mark the Contract on our administrative system so that the system will have to be overridden by the Variable Products services staff to process any transfers. We will only permit the Owner to make transfers when we believe the Owner is not “market timing.”

In our sole discretion, we may revise the Procedures at any time, without prior notice, as necessary to (i) better detect and deter frequent, large, or short-term transfers that may adversely affect other Owners or Fund shareholders, (ii) comply with state or federal regulatory requirements, or (iii) impose additional or alternate restrictions on market timers (such as dollars or percentage limits on transfers). We also reserve the right, to the extent permitted or required by applicable law, to (1) implement and administer redemption fees imposed by one or more Funds in the future, (2) deduct redemption fees imposed by the Funds, and (3) suspend the transfer privilege at any time we are unable to purchase or redeem shares of the Funds. We may be required to share personal information about you with the Funds.

We currently do not impose redemption fees on transfers. Further, for transfers between or among the Subaccounts, we currently do not expressly allow a certain number of transfers in a given period or limit the size of transfers in a given period. Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than our Procedures in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

Our ability to detect and deter such transfer activity is limited by our operational and technological systems, as well as by our ability to predict strategies employed by Owners (or those acting on their behalf) to avoid detection. Accordingly, despite our best efforts, we cannot guarantee that the Procedures will detect or deter frequent or harmful transfers by such Owners or intermediaries acting on their behalf. We apply the Procedures consistently to all Owners without waiver or exception.

Fund Frequent Trading Policies. The Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Funds describe any such policies and procedures. The frequent trading policies and procedures of a Fund may be different, and more or less restrictive, than the frequent trading policies and procedures of other Funds and the policies and procedures we have adopted to discourage market timing and other programmed, large, frequent, or short-term transfers. You should be aware that we may not have the operational capacity to apply the frequent trading policies and procedures of the respective Funds that would be affected by the transfers. Accordingly, Owners and other persons who have material rights under the Contracts should assume that the sole protections they may have against potential harm from frequent transfers are the protections, if any, provided by the Procedures.

Omnibus Orders. Owners and other persons with material rights under the Contracts also should be aware that the purchase and redemption orders received by the Funds generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and individual retirement plan participants. The omnibus nature of these orders may limit each Fund’s ability to apply its respective frequent trading policies and procedures. We cannot guarantee that the Fund will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the Funds. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of Fund shares, as well as the owners of all of the variable annuity or variable life insurance policies whose variable investment options correspond to the affected Funds. In addition, if a Fund believes that an omnibus order we submit may reflect one or more transfer requests from Owners engaged in market timing and other programmed, large, frequent, or short-term transfers, the Fund may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

As a result of our discretion to permit Owners previously identified as “market timers” to make transfers that we do not believe involve “market timing,” and as a result of operational and technological limitations, differing fund procedures, and the omnibus nature of purchase and redemption orders, some Owners may still be able to engage in market timing, while other Owners bear any adverse effects of that market timing activity. To the extent we are unable to detect and deter market timing or other similar programmed, large, frequent, or short-term transfers, the performance of the Subaccount and the Fund could be adversely affected, including by (1) requiring the Fund to maintain larger amounts of cash or cash-type securities than the Fund’s manager might otherwise choose to maintain or to liquidate Fund holdings at disadvantageous times, thereby increasing brokerage, administrative, and other expenses and (2) diluting returns to long-term shareholders.

Value of a Variable Account Accumulation Unit

We set the value of a Variable Account Accumulation Unit for each Subaccount at $10 when the Subaccounts commenced operations. We determine the value for any subsequent Valuation Period by multiplying the value of an Accumulation Unit for each Subaccount for the immediately preceding Valuation Period by the Net Investment Factor for the Subaccount during the subsequent Valuation Period. The value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. No minimum value of an Accumulation Unit is guaranteed. The number of Accumulation Units will not change as a result of investment experience.

Net Investment Factor. Each Subaccount of the Variable Account has its own Net Investment Factor.

The Net Investment Factor measures the daily investment performance of that Subaccount.

The Net Investment Factor may be greater or less than one; therefore, the value of an Accumulation Unit may increase or decrease.

Changes in the Net Investment Factor may not be directly proportional to changes in the net asset value of Fund shares, because of the deduction for the Mortality and Expense Risk Charge and Administration Charge.

Fund shares are valued at their net asset value. The Net Investment Factor allows for the monthly reinvestment of daily dividends that are credited by some Funds (e.g., the Sentinel Variable Products Money Market Fund).

Determining the Contract Value.

The Contract Value is the sum of:

1) the value of all Variable Account Accumulation Units, plus
2) amounts allocated and credited to the Fixed Account, plus
3) amounts allocated and credited to a Guaranteed Account, minus
4) any outstanding loans on the Contract and accrued interest on such loans.

When charges or deductions are made against the Contract Value, we deduct an appropriate number of Accumulation Units from the Subaccounts and an appropriate amount from the Fixed Account in the same proportion that the your interest in the Subaccounts and the unloaned value in the Fixed Account bears to the total Contract Value. We will not deduct charges or deductions from a Guaranteed Account unless there is not sufficient Contract Value in the Subaccounts of the Variable Account and in the Fixed Account. If we need to deduct charges or deductions from the Guaranteed Accounts, we will do so pro rata from all Guaranteed Accounts, and within Guaranteed Accounts of the same duration, on a first-in-first-out basis; that is, the Contract Value with the earliest date of deposit will be deducted first. Value held in the Fixed Account and the Guaranteed Accounts is not subject to Variable Account charges (Mortality and Expense Risk and Administration Charges), but may be subject to CDSCs, the Annual Contract Fee, optional Enhanced Death Benefit Rider charge, and premium taxes, if applicable.

Annuitization

Maturity Date. The Maturity Date is the date on which annuity payments are scheduled to begin. You may indicate the Maturity Date on the application. The earliest Maturity Date must be at least 2 years after the Date of Issue, unless otherwise approved (10 years after the Date of Issue in the States of Oregon and Massachusetts). If no specific Maturity Date is selected, the Maturity Date will be your 90th birthday, the 90th birthday of the oldest of Joint Owners, or the Annuitant’s 90th birthday if the Owner is not a natural person; or, if later, 10 years after the Date of Issue. You may elect a single payment equal to the Cash Surrender Value on the Maturity Date, rather than annuity payments. You may also settle the contract under a Payment Option prior to the scheduled maturity date. You may contact either your Registered Representative or the Home Office for requirements to settle the Contract. Please note that payment of any amount in excess of Contract Value is subject to the financial strength and claims-paying ability of National Life.

If you request in writing (see “Ownership Provisions,” below), and we approve the request, the Maturity Date may be accelerated or deferred. However, we will not permit an acceleration of a Contract’s Maturity Date to any date before the 30-day window prior to the termination date of any Guaranteed Account held by the Contract. If an Owner of such a Contract desires to accelerate that Contract’s Maturity Date, the Owner must first transfer the Contract Value in all Guaranteed Accounts the termination dates of which would occur more than 30 days after the accelerated Maturity Date into the Fixed Account or the Variable Account. A market value adjustment will be applied to such Contract Value transferred out of the Guaranteed Accounts. See “The Guaranteed Accounts,” below.

Election of Payment Options. You may, with prior written notice and, at any time prior to the Annuitization Date, elect one of the Annuity Payment Options. We apply the Contract Value in each Subaccount (less any premium tax previously unpaid) to provide a Variable Annuity payment. We apply the Contract Value in the Fixed Account (less any premium tax previously unpaid) to provide a Fixed Annuity payment.

If an election of an Annuity Payment Option is not on file with National Life on the Annuitization Date, we will pay the proceeds as Option 3 - Payments for Life with 120 months certain. You may elect, revoke or change an Annuity Payment Option at any time before the Annuitization Date with 30 days prior written notice. The Annuity Payment Options available are described below.

Frequency and Amount of Annuity Payments. The amount of your annuity payment depends in part on the frequency and duration of annuity payments. If you would like the amount of your annuity payments to be as large as possible, you should select an option that pays less frequently and for a shorter duration. On the other hand, if it is important for you to receive annuity payments as often and for as long a time period as possible, you should select an annuity payment option that pays more frequently and for a longer period of time. Please note that, in general, the more frequent or the longer the duration is for annuity payments, the smaller the amount that each annuity payment will be. We pay annuity payments as monthly installments, unless you select annual, semi-annual or quarterly installments. If the amount to be applied under any Annuity Payment Option is less than $3,500, we have the right to pay such amount in one lump sum in lieu of the payments otherwise selected. In addition, if the payments selected would be or become less than $100, we have the right to change the frequency of payments that will result in payments of at least $100. In no event will we make payments under an annuity option less frequently than annually.

Annuitization - Variable Account

We will determine the dollar amount of the first Variable Annuity payment by dividing the Variable Account Contract Value on the Annuitization Date by 1,000 and applying the result as set forth in the applicable Annuity Table. The amount of each Variable Annuity payment depends on the age of the Chosen Human Being on his or her birthday nearest the Annuitization Date, and the sex of the Chosen Human Being, if applicable, unless otherwise required by law.

Variable Annuity payments vary in amount in accordance with the investment performance of the Variable Account. The following steps are taken to establish the number of Annuity Units representing each monthly annuity payment:

  The dollar amount of the first annuity payment as determined above is divided by the value of an Annuity Unit on the Annuitization Date;

  The number of Annuity Units remains fixed during the annuity payment period;

  The dollar amount of the second and subsequent payments is not predetermined and may change from payment to payment; and

  The dollar amount of each subsequent payment is determined by multiplying the fixed number of Annuity Units by the value of an Annuity Unit for the Valuation Period in which the payment is due.

Once payments have begun, future payments will not reflect any changes in mortality experience.

Value of an Annuity Unit. The value of an Annuity Unit for a Subaccount is set at $10 when the first Fund shares are purchased. The value of an Annuity Unit for a Subaccount for any subsequent Valuation Period is determined by multiplying the value of an Annuity Unit for the immediately preceding Valuation Period by the applicable Net Investment Factor for the Valuation Period for which the value of an Annuity Unit is being calculated and multiplying the result by an interest factor to neutralize the assumed investment rate of 3.5% per annum (see “Net Investment Factor,” above).

Assumed Investment Rate. A 3.5% Assumed Investment Rate is built into the Annuity Tables contained in the Contracts. We may make assumed investment rates available at rates other than 3.5%. A higher assumption would mean a higher initial payment but more slowly rising or more rapidly falling subsequent payments. A lower assumption would have the opposite effect. If the actual investment return, as measured by the Net Investment Factor, is at a constant annual rate of 3.5%, the annuity payments will be level.

Annuitization - Fixed Account

A Fixed Annuity is an annuity with payments that are guaranteed as to dollar amount during the annuity payment period. We determine the amount of the periodic Fixed Annuity payments by applying the Fixed Account Contract Value to the applicable Annuity Table in accordance with the Annuity Payment Option elected. This is done at the Annuitization Date using the age of the Chosen Human Being on his or her nearest birthday, and the sex of the Chosen Human Being, if applicable. The applicable Annuity Table will be based on our expectation of investment earnings, expenses and mortality (if payments depend on whether the Chosen Human Being is alive) on the Annuitization Date. The applicable Annuity Table will provide a periodic Fixed Annuity payment at least as great as the guarantee described in your Contract.

We do not credit discretionary interest to Fixed Annuity payments during the annuity payment period for annuity options based on life contingencies. The Annuitant must rely on the Annuity Tables applicable to the Contracts to determine the amount of Fixed Annuity payments.

Annuity Payment Options

Any of the following Annuity Payment Options may be elected:

Option 1-Payments for a Stated Time. We will make monthly payments for the number of years selected, which may range from 5 years to 30 years.

Option 2-Payments for Life. An annuity payable monthly during the lifetime of a Chosen Human Being (who may be named at the time of election of the Payment Option), ceasing with the last payment due prior to the death of the Chosen Human Being. It would be possible under this option for the Payee to receive only one annuity payment if the annuitant dies before the second annuity payment date, two annuity payments if the Annuitant dies before the third annuity payment date, and so on.

Option 3-Payments for Life with Period Certain-Guaranteed. For an annuity that if at the death of the Chosen Human Being payments have been made for less than 10 or 20 years, as selected, we guarantee to continue annuity payments during the remainder of the selected period.

We may allow other Annuity Payment Options, including, if applicable, the Stretch Annuity Payment Option described below.

Some of the stated Annuity Payment Options may not be available in all states. You may request an alternative non-guaranteed option by giving notice in writing prior to Annuitization. If a request is approved by us, it will be permitted under the Contract.

Qualified Contracts (except Roth IRAs before the Owner’s death) are subject to the minimum distribution requirements set forth in the Code. Payment Option 1 may not satisfy these requirements. Please consult a tax advisor.

Under Payment Option 1, you may change to any other Payment Option at any time. At the time of the change, remaining value will be applied to the new Payment Option to determine the amount of the new payments. Under Payment Option 1, you may also fully surrender the Contract at any time. Upon surrender in this situation, the Owner will receive the remaining value of the Contract, which is the value of the Contract used to determine the most recent payment amount, adjusted for investment performance through the date of surrender. Surrender is subject to any applicable CDSC at the time of the surrender.

Stretch Annuity Payment Option

We offer the Stretch Annuity Payment Option to Contracts that have paid Net Premium Payments, less any Withdrawals (including the impact of any CDSC associated with such Withdrawals), of at least $25,000 per beneficiary participating in the payment option.

Under this payment option, we will make annual payments for a period determined by the joint life expectancy of an initial Payee and a beneficiary, as calculated based on Table VI of Section 1.72-9 of the Income Tax Regulations (but if the Contract is a Qualified Contract, no less than the minimum required distribution under the Code). The beneficiary may be a much younger person than the initial Payee, such as a grandchild, so that under this payment option, payments may be made over a lengthy period of years.

Please consult your authorized National Life representative for more information on the Stretch Annuity Payment Option.

You should consult your tax advisor about potential income, gift, estate and generation-skipping transfer tax consequences of electing the Stretch Annuity Payment Option.

Death of Owner

If you or a Joint Owner dies prior to the Annuitization Date, then we will pay (unless the Enhanced Death Benefit Rider has been elected) a Death Benefit to the Beneficiary.

The Contract provides that if you or a Joint Owner dies prior to the Contract Anniversary on which your age, on an age on nearest birthday basis, is 81, the Death Benefit will be equal to the greater of:

(a)	the Contract Value, or

(b)	the Net Premium Payments made to the Contract, minus all Withdrawals (including any CDSC deducted in connection with such Withdrawals), and minus any outstanding loans on the Contract and accrued interest, and adjusted such that if you effect a Withdrawal (including a systematic Withdrawal) at a time when the Contract Value is less than the amount of the Death Benefit that would then be payable to you, the Death Benefit will be reduced by the same proportion that the Withdrawal reduces the Contract Value (this adjustment will have the effect of reducing the Death Benefit by more than the amount of the Withdrawal, where a Withdrawal is taken at a time when the Death Benefit is greater than the Contract Value), and

(c)	in each case minus any applicable premium tax charge to be assessed upon distribution.

Please note that payment of any amount in excess of Contract Value is subject to the financial strength and claims-paying ability of National Life.

For Contracts issued prior to November 1, 2003 only, or if your state approved the adjustment referred to in (b) above for cases where a Withdrawal is taken at a time when the Death Benefit is greater than the Contract Value after that date, or has not yet approved that adjustment, that adjustment will not be made. In the case of these Contracts, a Withdrawal will reduce the Death Benefit only by the amount of the Withdrawal.

The Contract further provides that if you die after the Contract Anniversary on which your age, on an age nearest birthday basis, is 81 (or in the case of Joint Owners, where the first of Joint Owners to die dies after the Contract Anniversary on which the age of the oldest Joint Owner, on an age on nearest birthday basis, is 81), then the Death Benefit shall be equal to the Contract Value, minus any applicable premium tax charge.

For Contracts issued prior to November 1, 2003 only, we are currently providing a Death Benefit that is equal to the greater of (a) or (b) above even if you die after the Contract Anniversary on which your age, on an age nearest birthday basis, is 81, as long as your age, on an age on nearest birthday basis, was less than 81 on the Date of Issue of the Contract. We currently intend to pay this Death Benefit even though its terms are more favorable to you than what is guaranteed in the Contract. We will notify you if we discontinue this Death Benefit.

Unless the Beneficiary is the deceased Owner’s (or Joint Owner’s) spouse, the Death Benefit must be distributed within five years of such Owner’s death. The Beneficiary may elect to receive Distribution in the form of a life annuity or an annuity for a period not exceeding his or her life expectancy. Such annuity must begin within one year following the date of the Owner’s death and is currently available only as a Fixed Annuity. If the Beneficiary is the spouse of the deceased Owner (or, if applicable, a Joint Owner), then the Contract may be continued without any required Distribution. If the deceased Owner (or Joint Owner) and the Annuitant are the same person, the death of that person will be treated as the death of the Owner for purposes of determining the Death Benefit payable.

Qualified Contracts may be subject to specific rules set forth in the Plan, Contract, or Code concerning Distributions upon the death of the Owner.

Death of Annuitant Prior to the Annuitization Date

If an Annuitant who is not an Owner dies prior to the Annuitization Date, a Death Benefit equal to the Cash Surrender Value of the Contract will be payable to the Beneficiary. If the Owner is a natural person and a contingent Annuitant has been named or the Owner names a contingent Annuitant within 90 days of the Annuitant’s death, the Contract may be continued without any required Distribution. If no Beneficiary is named (or if the Beneficiary predeceases the Annuitant), then the Death Benefit will be paid to the Owner. If the Owner is not a natural person, then the death of the Annuitant will be treated as if it were the death of the Owner, and the disposition of the Contract will follow the death of the Owner provisions set forth above.

In any case where a Death Benefit is paid, the value of the Death Benefit will be determined as of the Valuation Day coinciding with or next following the date we receive at our home office in writing:

  due proof of the Annuitant’s or an Owner’s (or Joint Owner’s) death;

  an election for either a single sum payment or an Annuity Payment Option (currently only Fixed Annuities are available in these circumstances); and

  any form required by state insurance laws.

If a single sum payment is requested, we will make payment in accordance with any applicable laws and regulations governing the payment of Death Benefits. If an Annuity Payment Option is requested, the Beneficiary must make an election during the 90-day period commencing with the date we receive written notice and as otherwise required by law. If no election has been made by the end of such 90-day period commencing with the date we receive written notice or as otherwise required by law the Death Benefit will be paid in a single sum payment.

Generation-Skipping Transfers

We may determine whether the Death Benefit or any other payment constitutes a direct skip as defined in Section 2612 of the Code, and the amount of the tax on the generation-skipping transfer resulting from such direct skip. If applicable, the payment will be reduced by any tax National Life is required to pay by Section 2603 of the Code.

A direct skip may occur when property is transferred to or a Death Benefit is paid to an individual two or more generations younger than the Owner.

Ownership Provisions

Unless otherwise provided, the Owner has all rights under the Contract. If the purchaser names someone other than himself or herself as owner, the purchaser will have no rights under the contract. If Joint Owners are named, each Joint Owner possesses an undivided interest in the Contract. The death of any Joint Owner triggers the provisions of the Contract relating to the death of the Owner. Unless otherwise provided, when Joint Owners are named, the exercise of any ownership right in the Contract (including the right to surrender the Contract or make a Withdrawal, to change the Owner, the Annuitant, a Contingent Annuitant, the Beneficiary, the Annuity Payment Option or the Maturity Date) requires a written indication of an intent to exercise that right, signed by all Joint Owners.

Prior to the Annuitization Date, the Owner may name a new Owner. Such change may be subject to state and federal gift taxes, and may also result in current federal income taxation (see “Federal Income Tax Considerations,” below). Any change of Owner will automatically revoke any prior Owner designation. Any request for change of Owner must be (1) made by proper written application, (2) received and recorded by National Life at its Home Office, and (3) may include a signature guarantee as specified in the “Surrender and Withdrawal” provision below. The change is effective on the date the written request is signed. A new choice of Owner will not apply to any payment made or action we take prior to the time it was received and recorded.

The Owner may request a change in the Annuitant or contingent Annuitant before the Annuitization Date. Such a request must be made in writing on a form acceptable to us and must be signed by the Owner and the person to be named as Annuitant or contingent Annuitant. Any such change is subject to underwriting and approval by us.

CHARGES AND DEDUCTIONS

All of the charges described in this section apply to Variable Account allocations. Allocations to the Fixed Account are subject to CDSCs, the Annual Contract Fee and Premium Tax deductions and the charge for the Enhanced Death Benefit Rider, if applicable. The Fixed Account and the Guaranteed Accounts are not subject to the Mortality and Expense Risk Charge and the Administration Charge.

We deduct the charges described below to cover our costs and expenses, services provided and risks assumed under the Contracts. We incur certain costs and expenses for the distribution and administration of the Contracts and for providing the benefits payable thereunder. More particularly, the administrative services include:

  processing applications for and issuing the Contracts;

  processing purchases and redemptions of Fund shares as required (including automatic withdrawal services);

  maintaining records;

  administering annuity payouts;

  furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

  reconciling and depositing cash receipts;

  providing Contract confirmations;

  providing toll-free inquiry services; and

  furnishing telephone transaction privileges.

The risks we assume include:

  the risk that the actual life-span of persons receiving annuity payments under Contract guarantees will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the Contract and  cannot be changed);

  the risk that Death Benefits, or the Enhanced Death Benefit under the optional Enhanced Death Benefit Rider, will exceed the actual Contract Value;

  the risk that more Owners than expected will qualify for and exercise waivers of the CDSC; and

  the risk that our costs in providing the services will exceed our revenues from the Contract charges (which we cannot change).

The amount of a charge will not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the CDSC collected may not fully cover all of the distribution expenses we incur. We may also realize a profit on one or more of these charges. We may use any profits for any corporate purpose, including sales expenses.

Deductions from the Variable Account

We deduct from the Variable Account an amount, computed daily, which is equal to an annual rate of 1.40% of the daily net asset value. The charge consists of a 0.15% Administration Charge and a 1.25% Mortality and Expense Risk Charge.

Contingent Deferred Sales Charge

We may pay a commission up to 6.5% (up to 7.0% during certain promotional periods) for the sale of a Contract; however, we make no deduction for a sales charge from the Premium Payments for these Contracts. However, if a Withdrawal is made or a Contract is surrendered, we will with certain exceptions, deduct a CDSC.

The CDSC is calculated by multiplying the applicable CDSC percentages noted below by the Net Premium Payments that are withdrawn or surrendered. For purposes of calculating the CDSC Withdrawals or surrenders are considered to come first from the oldest Net Premium Payment made to the Contract, then the next oldest Net Premium Payment and so forth, and last from earnings on Net Premium Payments. No CDSC is ever assessed with respect to a Withdrawal or surrender of earnings on Net Premium Payments. For tax purposes, a surrender is usually treated as a withdrawal of earnings first. This charge will apply in the amounts set forth below to Net Premium Payments within the time periods set forth.

The CDSC applies to Net Premium Payments as follows:

Number of Completed	Contingent Deferred	Number of Completed	Contingent Deferred
Years from Date of	Sales Charge	Years from Date of	Sales Charge
Net Premium Payment	Percentage	Net Premium Payment	Percentage
0	7%	4	3%
1	6%	5	2%
2	5%	6	1%
3	4%	7	0%

In any Contract Year after the first Contract Year (except in the states referred to in the last sentence of this paragraph), you may make Withdrawals without a CDSC of an aggregate amount equal to 15% of the Contract Value as of the most recent Contract Anniversary. This CDSC-free Withdrawal privilege does not apply to full surrenders of the Contract, and if a full surrender is made within one year of exercising a CDSC-free Withdrawal, then the CDSC which would have been assessed at the time of the Withdrawal will be assessed at the time of surrender. The CDSC-free feature is also non-cumulative. This means that free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year. In addition, any amount withdrawn in order to meet minimum Distribution requirements under the Code shall be free of CDSC.

In the first Contract Year a CDSC-free Withdrawal is available in an amount not exceeding 1/12th of 15% (10% in New Jersey and Washington) of each Premium Payment for each completed month since each Premium Payment. Two ways to access these CSDC-free amounts in the first Contract Year are by setting up a monthly systematic Withdrawal program for an amount not exceeding the annual CDSC-free Withdrawal amount (see “Available Automated Fund Management Features-Systematic Withdrawals,” below), or by making a Withdrawal that is part of a series of substantially equal periodic payments over the life of the Owner or the joint lives of the Owner and his or her spouse, to which section 72(t)(2)(A)(iv) of the Code applies. Regardless of the method of Withdrawal, systematic or otherwise, at no point in the first Contract Year will total CDSC-free Withdrawals be available in an amount that exceeds 1/12th of 15% of each premium payment times the number of completed months since each premium payment. You may be subject to a tax penalty if you take Withdrawals prior to age 59½ (see “Federal Income Tax Considerations,” below). In New Jersey and Washington, the CDSC-free provision will apply to full surrenders and Withdrawals but will be limited to 10% of the Contract Value as of the most recent Contract Anniversary for both Withdrawals and full surrenders.

In addition, no CDSC will be deducted:

  upon the Annuitization of Contracts,

  upon payment of a death benefit pursuant to the death of the Owner, or from any values which have been held under a Contract for at least 84 months.

No CDSC applies upon the transfer of value among the Subaccounts or between the Fixed Account or a Guaranteed Account and the Variable Account; however, a Market Value Adjustment may apply to transfers out of a Guaranteed Account before the termination date of such account.

When a Contract is held by a charitable remainder trust, the amount which may be withdrawn from this Contract without application of a CDSC after the first Contract Year, shall be the larger of (a) or (b), where

     (a) is the amount which would otherwise be available for Withdrawal without application of a CDSC; and where

     (b) is the difference between the Contract Value as of the last Contract Anniversary and the Net Premium Payments made to the Contract, less all Withdrawals and less any outstanding loan and accrued interest, as of the last Contract Anniversary.

We will waive the CDSC if the Owner dies or if the Owner annuitizes. However, if the Owner elects a settlement under Payment Option 1, and subsequently surrenders the Contract prior to seven years after the date of the last Premium Payment, the surrender will be subject to a CDSC.

We will also waive the CDSC if, following the first Contract Anniversary, you are confined to an eligible nursing home for at least the 90 consecutive days ending on the date of the Withdrawal request. This waiver is not available in the States of New Jersey and New York.

Annual Contract Fee

For Contracts with a Contract Value of less than $50,000 as of any Contract Anniversary prior to the Annuitization Date, we will assess an Annual Contract Fee of $30.00. This fee will be assessed annually on each Contract Anniversary on which the Contract Value is less than $50,000. No Annual Contract Fee will be assessed after the Annuitization Date. This fee will be taken pro rata from all Subaccounts of the Variable Account and the unloaned portion of the Fixed Account.

Transfer Charge

Currently, unlimited free transfers are permitted among the Subaccounts and the Guaranteed Accounts, and transfers among the Fixed Account, the Variable Account and the Guaranteed Accounts are permitted free of charge within the limits described above under “Transfers” (however, a market value adjustment will be applied to any transfer out of a Guaranteed Account prior to its termination date. See “The Guaranteed Accounts,” below). We have no present intention to impose a transfer charge in the foreseeable future. However, we reserve the right to impose in the future a transfer charge of $25 on each transfer in excess of twelve transfers in any Contract Year. We may do this if the expense of administering transfers becomes burdensome. We would not anticipate making a profit on any future transfer charge.

If we impose a transfer charge, we will deduct it from the amount being transferred. All transfers requested on the same Valuation Day are treated as one transfer transaction. Any future transfer charge will not apply to transfers made pursuant to the Dollar Cost Averaging and Fund Rebalancing features, transfers resulting from loans, or if there has been a material change in the investment policy of the Fund from which the transfer is being made. These transfers will not count against the twelve free transfers in any Contract Year.

Premium Taxes

If a governmental entity imposes premium taxes, we make a deduction for premium taxes in a corresponding amount. Certain states impose a premium tax, currently ranging up to 3.5%. We will pay premium taxes at the time imposed under applicable law. Where we are required to pay this premium tax, we may deduct an amount equal to premium taxes from the Premium Payment. We currently intend to make this deduction from Premium Payments only in South Dakota. In the remaining states which assess premium taxes, we currently expect to make deductions for premium taxes at the time of Annuitization, death of the Owner, or surrender, although we also reserve the right to make such a deduction at the time we pay premium taxes to the applicable taxing authority.

Charge for Optional Enhanced Death Benefit Rider

Annual charges are made if you elect the optional Enhanced Death Benefit Rider. See “Optional Enhanced Death Benefit Rider,” below. The annual charge for the Enhanced Death Benefit Rider is 0.20% of Contract Value as of the date the charge is deducted. The annual charge will be deducted at issue (or at the time of election, if elected after issue), and then on each Contract Anniversary thereafter, up to and including the Contract Anniversary on which you are age 80 on an age on nearest birthday basis. After such Contract Anniversary, we will discontinue the charge. We will make the charge pro rata from the Subaccounts of the Variable Account and the unloaned portion of the Fixed Account.

Other Charges

The Variable Account purchases shares of the Funds at net asset value. The net asset value of those shares reflects management fees and expenses already deducted from the assets of the Funds. Information on the fees and expenses for the Funds is set forth in “Underlying Fund Annual Expenses” above.

More detailed information is contained in the Funds’ prospectuses which accompany this prospectus.

We sell the Contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as our insurance agents. We pay commissions to the broker-dealers for selling the Contracts. You do not pay directly these commissions. We do. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contracts. (See “Distribution of Contracts”, below).

CONTRACT RIGHTS AND PRIVILEGES

Free Look

You may revoke the Contract at any time between the Date of Issue and the date 10 days after receipt of the Contract and receive a refund of the Contract Value plus any charges assessed at issue, including the Annual Contract Fee, charge for the optional Enhanced Death Benefit Rider, and any premium tax, unless otherwise required by state and/or federal law. Some states may require a longer free look period. Where the Contract Value is refunded, you will have borne the investment risk and been entitled to the benefit of the investment performance of the chosen Subaccounts during the time the Contract was in force.

In the case of IRAs and states that require the return of Premium Payments, you may revoke the Contract during the free look period and we will refund Premium Payments.

In order to revoke the Contract, it must be mailed or delivered to our Home Office. Mailing or delivery must occur on or before 10 days after receipt of the Contract for revocation to be effective. In order to revoke the Contract, if it has not been received, written notice must be mailed or delivered to the Home Office.

The liability of the Variable Account under this provision is limited to the Contract Value in each Subaccount on the date of revocation. Any additional amounts refunded to you will be paid by us.

Loan Privilege - Tax Sheltered Annuities

Subject to approval in your state, if you own a section 403(b) Tax-Sheltered Annuity Contract, loans will be available on your Contract. Loans will be subject to the terms of the Contract and the Code.

If a loan provision is included in your Tax-Sheltered Annuity Contract, loans will be available anytime prior to the Annuitization Date. We may limit the number of loans available on a single contract. You will be able to borrow a minimum of $1,500 (we may permit lower amounts). The maximum loan balance which may be outstanding at any time on your Contract is 90% of the sum of Contract Value, outstanding loans and accrued interest on loans minus the CDSC that would apply if you surrendered your Contract (if you have Contract Value allocated to one or more Guaranteed Accounts, at the time you wish to take a loan, you must first transfer all such Contract Value out of those Guaranteed Accounts - see “The Guaranteed Accounts,” below). In no event may the aggregate amount borrowed from all your Tax-Sheltered Annuities under your 403(b) Plan, including this Contract, exceed the lesser of:

(a)	50% of the combined nonforfeitable account balances of all your Tax-Sheltered Annuities held under your 403(b) Plan (or $10,000 if greater); or

(b)	$50,000.

The $50,000 limit will be reduced by the excess (if any) of the highest loan balances owed during the prior one-year period over the loan balance on the date the loan is made. The highest loan balance owed during the prior one-year period may be more than the amount outstanding at the time of the loan, if an interest payment or principal repayment has been made.

If you take a loan from your Contract, it will not be eligible for the Illuminations program described under “Optional ‘Illuminations’ Investment Advisory Service,” below, while the loan is outstanding. If your Contract is participating in the Illuminations program, then you would first have to terminate the Contract’s participation in Illuminations before being able to take a loan. Loans may also not be taken if you have elected systematic withdrawals.

All loans will be made from the Collateral Fixed Account. When a loan is taken an amount equal to the principal amount of the loan will be transferred to the Collateral Fixed Account. We will transfer to the Collateral Fixed Account an amount equaling the loan from the Subaccounts of the Variable Account and unloaned portion of the Fixed Account in the same proportion that such amounts bear to the total Contract Value. No CDSC is deducted at the time of the loan or on any transfers to the Collateral Fixed Account.

Until the loan is repaid in full, that portion of the Collateral Fixed Account equal to the outstanding loan balance shall be credited with interest at an annual rate we declare from time to time, but will never be less than the minimum annual rate guaranteed for your Contract’s Fixed Account. On each Contract Anniversary and on each date that a loan repayment is received, any amount of interest credited on the Collateral Fixed Account will be allocated among the Fixed Account and the Subaccounts of the Variable Account in accordance with the allocation of Net Premium Payments then in effect.

Loans must be repaid in substantially level payments, not less frequently than quarterly, within five years. Loans used to purchase your principal residence must be repaid within 20 years. During the loan term, the outstanding balance of the loan will continue to accrue interest at annual rates specified in the loan agreement or an amendment to the loan agreement. The maximum interest rate will be the greater of:

  the Moody’s Corporate Bond Yield Average – Monthly Average Corporates, as published by Moody’s Investors Service, Inc., or its successor, (or if that average is no longer published, a substantially similar  average), for the calendar month ending two months before the date the rate is determined; or

  4%.

The loan interest rate is subject to change on each Contract Anniversary. If the loan interest rate changes, we will send you a notice of the new loan interest rate and new level payment amount. We must reduce the loan interest if on a Contract Anniversary the maximum loan interest rate is lower than the interest rate for the previous Contract Year by 0.50% or more. We may increase the loan interest rate if the maximum loan interest rate is at least 0.50% higher than the loan interest rate for the previous Contract Year. The loan interest rate we charge will be equal to or less than the maximum loan interest rate at the time it is determined, and will never be higher than 15%.

Twenty days prior to the due date of each loan repayment, as set forth in the loan agreement or an amendment to the loan agreement, we will send you a notice of the amount due. Corresponding to the due date of each loan repayment, we will establish a “billing window” defined as the period beginning on the date that we mail the repayment notice (20 days prior to the payment due date) and extending 31 days after the due date.

Loan repayments received within the billing window that are sufficient to satisfy the amount due will be applied to the Contract as interest and repayment of principal. The amounts of principal and interest set forth in the loan agreement or an amendment to the loan agreement are the amounts if all loan repayments are made exactly on the due date. The actual amount of a repayment allocated to interest will be determined based on the actual date the repayment is received, the amount of the outstanding loan, and the number of days since the last repayment date. The amount of principal will be the repayment amount minus the interest. The loan principal repayment will, on the date it is received, be allocated among the Fixed Account and Subaccounts of the Variable Account in accordance with the allocation of Net Premium Payments then in effect.

Loan repayments received outside of the billing window will be processed as a repayment of principal only. Only repayments received within the billing window may satisfy the amount due. If a payment received within the billing window is less than the amount due, it will be returned to you.

If a loan repayment that is sufficient to satisfy the amount due is not made within the billing window, then the entire balance of the loan will be considered in default. This amount may be taxable to the borrower, and may be subject to the early withdrawal tax penalty. If you are not eligible to take a distribution pursuant to the Contract or plan provisions, the deemed distribution will be reportable for tax purposes, but will not be offset against the Contract Value until such time as a distribution may be made. On each Contract Anniversary, while a loan is in default, interest accrued on loans will be added to the outstanding loans.

If you surrender your Contract while a loan is outstanding, you will receive the Cash Surrender Value, which is reduced to reflect the loan outstanding plus accrued interest. If the Owner/Annuitant dies while the loan is outstanding, the Death Benefit will also be reduced to reflect the amount of the loan outstanding plus accrued interest. If annuity payments start while the loan is outstanding, the Contract Value will be reduced by the amount of the outstanding loan plus accrued interest. Until the loan is repaid, we may restrict any transfer of the Contract that would otherwise qualify as a transfer as permitted in the Code.

Loans may also be subject to additional limitations or restrictions under the terms of the employer’s plan. Loans permitted under this Contract may still be taxable in whole or part if the participant has additional loans from other plans or contracts. We will calculate the maximum nontaxable loan based on the information provided by the participant or the employer. In addition, if the section 403(b) Tax-Sheltered Annuity Contract is subject to the Employee Retirement Income Security Act of 1974 (“ERISA”), a loan will be treated as a “prohibited transaction” subject to certain penalties unless additional ERISA requirements are satisfied. You should seek competent legal advice before requesting a loan. We are not responsible for determining whether a loan meets the requirements of ERISA, including the requirement that a loan bear a reasonable rate of interest.

If a loan is outstanding, all payments received from you will be considered loan repayments. Any payments received from your employer will be considered premium payments. We reserve the right to modify the terms or procedures associated with the loan privilege in the event of a change in the laws or regulations relating to the treatment of loans. We also reserve the right to assess a loan processing fee. IRAs, Non-Qualified Contracts and Qualified Contracts other than section 403(b) Tax-Sheltered Annuity Contracts are not eligible for loans.

Surrender and Withdrawal

At any time prior to the Annuitization Date (or thereafter if Payment Option 1 has been elected) you may, upon proper written application deemed by us to be in good order, surrender the Contract. “Proper written application” means that you must request the surrender in writing. We may require that the signature(s) be guaranteed by a member firm of a major stock exchange or other depository institution qualified to give such a guaranty.

We will, upon receipt of any such written request, pay to you the Cash Surrender Value. The Cash Surrender Value will reflect any applicable CDSC (see “Contingent Deferred Sales Charge,” above), any outstanding loan and accrued interest, and, in certain states, a premium tax charge (see “Premium Taxes”, above). The Cash Surrender Value may be more or less than the total of Premium Payments you made, depending on the market value of the underlying Fund shares, the amount of any applicable CDSC, and other factors.

We will normally not permit Withdrawal or Surrender of Premium Payments made by check within the 15 calendar days prior to the date the request for Withdrawal or Surrender is received.

At any time before the death of the Owner and before the Contract is annuitized, the Owner may make a Withdrawal of a portion of the Contract Value. The minimum Withdrawal is $500, except where the Withdrawal is a minimum distribution as required by certain Qualified Contract rules or where the Withdrawal is part of an automated process of paying investment advisory fees to the Owner’s investment advisor. At least $3,500 in Cash Surrender Value must remain after any Withdrawal. However, for Contracts issued prior to November 1, 2003 only (or a later date if your state approved this change after November 1, 2003), at least $3,500 in Contract Value must remain after any Withdrawal.

Generally, Withdrawals in the first Contract Year and Withdrawals in excess of 15% (10% in New Jersey and Washington) of Contract Value as of the most recent Contract Anniversary in any Contract Year are subject to the CDSC. See “Contingent Deferred Sales Charge”, above. However, in the first Contract Year, a CDSC-free Withdrawal is currently available in an amount not exceeding 1/12th of 15% (10% in New Jersey and Washington) of each premium payment for each completed month since each Premium Payment. For purposes of determining CDSC-free amounts in the first Contract Year only, all Premium Payments received prior to the first Monthly Contract Date will be considered to have been paid at the Date of Issue. One way to access these CDSC-free amounts in the first Contract Year is by setting up a monthly systematic Withdrawal program (see “Available Automated Fund Management Features-Systematic Withdrawals” below). Another limited way to make a Withdrawal in the first year without paying a CDSC is to make a Withdrawal which is part of a series of substantially equal periodic payments made for the life of the Owner or the joint lives of the Owner and his or her spouse, under section 72(t)(2)(a)(iv) of the Code. In addition, any amount withdrawn in order to meet minimum distribution requirements under the Code shall be free of CDSC. Regardless of the method of Withdrawal, systematic or otherwise, at no point in the first Contract Year will total CDSC-free Withdrawals be available in an amount that exceeds 1/12th of 15% of each premium payment times the number of completed months since each premium payment. Withdrawals will be deemed to be taken from Net Premium Payments in chronological order, with the oldest Net Premium Payment being withdrawn first. This method will tend to minimize the amount of the CDSC.

Withdrawals will be taken based on your instructions at the time of the Withdrawal. If you do not provide specific allocation instructions, or to the extent that Contract Value in the sources you specify are insufficient, the Withdrawal will be deducted pro rata from the Subaccounts and from the unloaned portion of the Fixed Account. The Withdrawal will not be taken from the Guaranteed Accounts unless there is not sufficient Contract Value in the Subaccounts of the Variable Account and the unloaned portion of the Fixed Account. If it is necessary to take the Withdrawal from the Guaranteed Accounts, it will be taken pro rata from all Guaranteed Accounts in which there is Contract Value, and within each Guaranteed Account duration, on a first-in-first-out basis. To the extent a Withdrawal is taken from a Guaranteed Account, a market value adjustment will be applied (see “The Guaranteed Accounts - Market Value Adjustment”, below).

Any CDSC associated with a Withdrawal will be deducted from the Subaccounts, the Fixed Account and/or the Guaranteed Accounts based on the allocation percentages of the Withdrawal. Any amount of CDSC that we deduct from a Subaccount that is in excess of the available value in that Subaccount will be deducted pro rata among the remaining Subaccounts and the unloaned portion of the Fixed Account (as above, it will not be taken from the Guaranteed Accounts unless there is not sufficient Contract Value in such remaining Subaccounts and the unloaned portion of the Fixed Account). We will process Withdrawals on the Valuation Day we receive your request in good order. If the Withdrawal cannot be processed in accordance with your instructions, then we will notify you through your agent, by telephone or by mail that we cannot process the Withdrawal, and we will not process it until we receive further instructions.

If your Contract is participating in the Illuminations program described under “Optional ‘Illuminations’ Investment Advisory Service,” below, and you allocate the Withdrawal pro rata among the Subaccounts in the Policy, the proportionate allocations recommended by FundQuest for your Contract will not be disturbed. If, on the other hand, you allocate the Withdrawal to specific funds, the Contract will depart from the recommended allocations. However, if the Contract remains in the Illuminations program, at the next semi-annual rebalancing date the remaining Contract Value will be rebalanced back to the recommended model.

A Surrender or a Withdrawal may have tax consequences. See “Federal Income Tax Considerations,” below.

Payments

We will pay any funds surrendered or withdrawn from the Variable Account within seven days of receipt of such request in good order at our Home Office. However, we reserve the right to suspend or postpone the date of any payment or transfer of any benefit or values for any Valuation Period:

  when the New York Stock Exchange (“Exchange”) is closed,

  when trading on the Exchange is restricted,

  when an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account’s net assets, or during any other period when the SEC, by order, so permits for the protection of security holders.

The rules and regulations of the SEC shall govern as to whether certain of the conditions prescribed above exist.

In cases where you surrender your Contract within 15 days of making a premium payment by check, and we are unable to confirm that such payment has cleared, we may withhold an amount equal to such payment from your surrender proceeds until we are able to confirm that the payment item has cleared, but for no more than 15 days from our receipt of the payment item. You may avoid the possibility of this holdback by making premium payments by unconditional means, such as by certified check or wire transfer of immediately available funds.

We reserve the right to delay payment of any amounts allocated to the Fixed Account or to a Guaranteed Account payable as a result of a surrender, Withdrawal or loan for up to six months after we receive a written request in a form satisfactory to us.

If mandated under applicable law, we may be required to reject a premium payment. We may also be required to provide additional information about your account to government regulators. In addition, we may be required to block an Owner’s account and thereby refuse to honor any request for transfers, Withdrawals, surrenders, loans or Death Benefits, until instructions are received from the appropriate regulator.

Surrenders and Withdrawals Under a Tax-Sheltered Annuity Contract

Where the Contract has been issued as a Tax-Sheltered Annuity, the Owner may surrender or make a Withdrawal of part or all of the Contract Value at any time this Contract is in force prior to the earlier of the Annuitization Date or the death of the Designated Annuitant except as provided below:

(a) The surrender or Withdrawal of Contract Value attributable to contributions made pursuant to a salary reduction agreement (within the meaning of Code Section 402(g)(3)(A) or (C)), or transfers from a Custodial Account described in Section 403(b)(7) of the Code, may be executed only:

     1. when the Owner attains age 59 1/2, severs employment, dies, or becomes disabled (within the meaning of Code Section 72(m) (7)); or

     2. in the case of hardship (as defined for purposes of Code Section 401 (k)), provided that any surrender of Contract Value in the case of hardship may not include any income attributable to salary reduction contributions.

(b) The surrender and Withdrawal limitations described in (a) above for Tax-Sheltered Annuities apply to:

     1. salary reduction contributions to Tax-Sheltered Annuities made for plan years beginning after December 31, 1988;

     2. earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

     3. all amounts transferred from 403(b)(7) Custodial Accounts (except that amounts held as of the close of the last plan year beginning before January 1, 1989 and salary reduction contributions (but not earnings) after such date may be withdrawn in the case of hardship).

(c) We do not allow a Distribution other than as described above, except in the exercise of a contractual ten-day free look provision (when available). Any Distribution taken by the Owner other than as described above, including a Distribution as a result of the ten-day free look provision, may result in the immediate application of taxes and penalties and/or retroactive disqualification of a Qualified Contract or Tax-Sheltered Annuity. National Life is not responsible for any taxes, penalties or other adverse consequences resulting from an Owner taking a Distribution.

A premature Distribution may not be eligible for rollover treatment. To assist in preventing disqualification in the event of a ten-day free look, National Life will agree to transfer the proceeds to another contract which meets the requirements of Section 403(b) of the Code, upon proper direction by the Owner. The foregoing is National Life's understanding of the withdrawal restrictions which are currently applicable under Section 403(b) (11) and Revenue Ruling 90-24. Such restrictions are subject to legislative change and/or reinterpretation from time to time. Distributions pursuant to Qualified Domestic Relations Orders will not be considered to be a violation of the restrictions stated in this provision.

The Contract surrender and Withdrawal provisions may also be modified pursuant to the plan terms and Code tax provisions for Qualified Contracts.

Telephone Transaction Privilege

If you elect the telephone transaction privilege, you may make changes in Net Premium Payment allocations, transfers, or initiate or make changes in dollar cost averaging or Fund rebalancing, terminate or make changes in your Illuminations investment advisory program, if your Contract is participating, in the case of section 403(b) Tax Sheltered Annuities, take loans up to $10,000, and modify systematic withdrawals by providing instructions to us at our Home Office over the telephone. You can make the election either on the application for the Contract or by providing a proper written authorization to us. We reserve the right to suspend telephone transaction privileges at any time and for any reason. You may, on the application or by a written authorization, authorize your National Life agent to provide telephone instructions on your behalf.

We employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If we follow these procedures we will not be liable for any losses due to unauthorized or fraudulent instructions. We may be liable for any such losses if those reasonable procedures are not followed. The procedures followed for telephone transfers will include one or more of the following:

  requiring some form of personal identification prior to acting on instructions received by telephone,

  providing written confirmation of the transaction, and

  making a tape recording of the instructions given by telephone.

Telephone transfers may not always be available. Telephone systems, whether yours, ours, or your agent’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. If you are experiencing problems, you should make your transfer request in writing.

If, on a Contract that is participating in the Illuminations program, you effect a change in premium allocation, initiate Dollar Cost Averaging or change Fund Rebalancing from the Fund Rebalancing program included within Illuminations, your Contract’s participation in the Illuminations program will terminate.

Facsimile Transaction Privilege

You may provide instructions by facsimile for all transactions, except for a full surrender, full transfer, incoming transfer or death claim, by providing instructions to us at a designated fax number. Contact your agent for more information. We may suspend facsimile transaction privileges at any time, for any reason, if we deem such suspension to be in the best interests of the Owners.

Facsimile transactions may not always be available. Telephone systems, whether yours, ours or your agent’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. If you are experiencing problems, you should make your request by mail.

If you effect a change in premium allocation, initiate Dollar Cost Averaging or change Fund Rebalancing on a Policy that is participating in the Illuminations program, your Policy’s participation in the Illuminations program will terminate.

Electronic Mail Transaction Privilege

A National Life agent may provide transfer instructions by e-mail on your behalf, if you have provided the agent the appropriate authority. Contact your agent for more information. We may suspend e-mail transaction privileges at any time, for any reason, if we deem such suspension to be in the best interests of the Owners.

E-mail transactions may not always be available. Electronic systems, whether yours, ours or your agent’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of the request. If your agent experiences problems, you should make your request by mail.

If you effect a change in premium allocation, initiate Dollar Cost Averaging or change Fund Rebalancing on a Policy that is participating in the Illuminations program, your Policy’s participation in the Illuminations program will terminate.

Optional “Illuminations” Investment Advisory Service

National Life makes available to all Owners, subject to the minimums and the exception for ERISA contracts described below, at no cost to the Owner, an optional investment advisory service which National Life calls “Illuminations”. Illuminations is not available on Contracts purchased under 403(b) plans subject to ERISA or any employer-sponsored ERISA qualified plan under Code Section 401(a), except for single life 401(k) plans covering only Highly Compensated Employees and employer-sponsored plans where the Contract is used as a “trust owned annuity” issued on a single life but for the benefit of all plan participants. Illuminations is available on non-ERISA Qualified Contracts, including IRAs and non-ERISA 403(b) plans, subject to the minimums described below. Under this program, National Life has arranged for FundQuest, Incorporated, a registered investment adviser firm which is independent of National Life, to provide an investment advisory service under which it determines and maintains an allocation of the Contract Value of your Contract among the available options which is suited to your investment objective, financial situation and risk tolerance. Illuminations is available at the issue of a new Contract if the initial Premium Payment is at least $50,000, or it is expected that at least $50,000 will be paid from all sources, including the initial Premium Payment and funds deposited from the section 1035 exchange of another contract. After issue of a Contract, Illuminations is available if the total Premium Payments under the Contract have been at least $50,000 or if the current Contract Value is at least $50,000. Section 403(b) Tax-Sheltered Annuity Contracts will not be eligible to add Illuminations to the Contract if a loan is outstanding on the Contract, and once in the Illuminations program, will not be able to take a loan on the Contract unless they first terminate participation in Illuminations.

If you elect to participate in Illuminations, you will be asked to fill out a detailed questionnaire, which addresses your investment objective, financial situation and risk tolerance. FundQuest will then evaluate the completed questionnaire to determine the allocation best suited to you. FundQuest will maintain a number of different allocation models for clients with different investment objectives, financial situations and risk tolerances, and you will be assigned to one of these models. However, you will have the ability to impose reasonable restrictions on the management of your Contract, including the ability to designate particular funds or types of funds that should not receive allocations of Contract Value from your Contract. Please contact National Life’s Home Office at (800) 732-8939 if you wish to impose restrictions on the management of your Contract which contains the Illuminations management feature. If you place restrictions on a particular fund or type of fund, you must either suggest an alternative fund or fund type or specify that the assets that would have been allocated to the restricted fund or fund type be allocated pro rata among the other funds in your model. At the implementation of your Illuminations program, you will receive a Strategy Report prepared by FundQuest which discusses the strategy to be followed in allocating your Contract Value among the Funds.

FundQuest will make changes to its fund allocation models from time to time as it deems appropriate based on changes in the financial markets, fund performance, and other factors. FundQuest will communicate these changes to National Life, which will then automatically implement the changes in each affected Contract, pursuant to a Limited Power of Attorney executed by Illuminations participants. This Limited Power of Attorney will authorize FundQuest to direct National Life to implement changes to your model determined by FundQuest, without obtaining your specific prior approval of the changes. In addition, FundQuest also currently intends to rebalance each Illuminations account back to its then-current model allocation semi-annually. This semi-annual rebalancing will also be implemented pursuant to the Limited Power of Attorney, and will be done automatically without your specific prior approval.

Further information regarding FundQuest is included in Part II of FundQuest’s Form ADV, which will be provided to Owners when they elect to participate in Illuminations.

Once in the Illuminations program, you will receive a quarterly report prepared by FundQuest discussing the performance of your Contract’s Subaccount allocation, all the transactions made within your Contract, and its value at the beginning and end of the period. In this report, you will be reminded that you should contact National Life if there have been changes in your financial situation or investment objectives, and that you may impose reasonable restrictions on the funds in which your account may invest or modify existing restrictions.

In addition, at least annually you will be contacted by your National Life agent to determine whether there have been any changes in your financial situation or investment objectives, and whether you wish to impose reasonable restrictions on the funds in which your account may invest or modify existing restrictions.

Once you have elected to participate in the Illuminations program, you may terminate your participation in the program at any time, by providing written or telephone instructions to National Life. If you terminate the Illuminations program, we will no longer automatically apply any Fund rebalancing to your Contract, unless you specifically elect to begin a Fund Rebalancing feature described under section below entitled “Available Automated Fund Management Features”.

If, while your Contract is participating in the Illuminations program, you should need or want to make a Withdrawal from your Contract, and you allocate the Withdrawal pro rata among the Subaccounts in the Contract, the proportionate allocations recommended by FundQuest for your Contract will not be disturbed. If, on the other hand, you allocate the Withdrawal to specific funds, the Contract will depart from the recommended allocations. However, if the Contract remains in the Illuminations program, at the next semi-annual rebalancing date the remaining Accumulated Value will be rebalanced back to the recommended model.

While your Contract is in the Illuminations program, you will be allowed to implement fund transfers, but if you do so, your allocations will depart from the FundQuest recommendations, and, if you keep the Contract in the Illuminations program, your transfers may end up being reversed by the next semi-annual rebalancing within the program.

While your Contract is in the Illuminations program, the Dollar Cost Averaging feature described in the next section below will not be available, and Fund Rebalancing will only be available as part of the Illuminations program. If you do elect to begin Dollar Cost Averaging, or change your Fund Rebalancing from the Illuminations program, such election will automatically terminate your Contract’s participation in the Illuminations program. Similarly, if you instruct National Life to make a change in the allocation of new Premiums on your Policy, this will be treated as a termination of your Contract’s participation in the Illuminations program.

Available Automated Fund Management Features

We currently offer the following free automated fund management features. However, we are not legally obligated to continue to offer these features and we may cease offering one or more of such features at any time, after providing 60 days prior written notice to all Owners who are currently utilizing the features being discontinued. Only one of Dollar Cost Averaging and Fund Rebalancing is available under any single Contract at one time, but either may be used with Systematic Withdrawals.

Dollar Cost Averaging. This feature permits you to automatically transfer funds from the Money Market Subaccount to any other Subaccounts on a monthly basis. You may elect it at issue by marking the appropriate box on the initial application and completing the appropriate instruction or after issue by filling out similar information on a change request form and sending it to us.

If you elect this feature, each month on the Monthly Contract Date we will take the amount to be transferred from the Money Market Subaccount and transfer it to the Subaccount or Subaccounts designated to receive the funds. This procedure starts with the Monthly Contract Date next succeeding the Date of Issue or next succeeding the date of an election subsequent to purchase and stops when the amount in the Money Market Subaccount is depleted. The minimum monthly transfer by Dollar Cost Averaging is $100, except for the transfer which reduces the amount in the Money Market Subaccount to zero. You may discontinue Dollar Cost Averaging at any time by sending an appropriate change request form to us.

This feature allows you to move funds into the various investment classes on a more gradual and systematic basis than the frequency on which Premium Payments ordinarily are made. The dollar cost averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high. The periodic investment of the same amount will result in higher numbers of units being purchased when unit prices are lower and lower numbers of units being purchased when unit prices are higher. This technique will not assure a profit or protect against a loss in declining markets. For the dollar cost averaging technique to be effective, amounts should be available for allocation from the Money Market Subaccount through periods of low price levels as well as higher price levels.

While your Contract is in the Illuminations program described in the section immediately above, Dollar Cost Averaging will not be available. If you do elect to begin Dollar Cost Averaging, such election will automatically terminate your Contract’s participation in the Illuminations program.

Fund Rebalancing. This feature permits you to automatically rebalance the value in the Subaccounts on a quarterly, semi-annual or annual basis, based on the premium allocation percentages in effect at the time of the rebalancing. You may elect it at issue by marking the appropriate box on the initial application or after issue by completing a change request form and sending it to us.

In Contracts utilizing Fund Rebalancing from the Date of Issue, an automatic transfer takes place that causes the percentages of the current values in each Subaccount to match the current premium allocation percentages. This procedure starts with the Monthly Contract Date three, six or twelve months after the Date of Issue and continues on each Monthly Contract Date three, six or twelve months thereafter. Contracts electing Fund Rebalancing after issue will have the first automated transfer occur as of the Monthly Contract Date on or next following the date that the election is received. Subsequent rebalancing transfers occur every three, six or twelve months thereafter. You may discontinue Fund Rebalancing at any time by submitting an appropriate change request form.

If you change the Contract’s premium allocation percentages, Fund Rebalancing will automatically be discontinued unless you specifically direct otherwise.

Fund Rebalancing results in periodic transfers out of Subaccounts that have had relatively favorable investment performance and into Subaccounts that have had relatively unfavorable investment performance. Fund Rebalancing does not guarantee a profit or protect against a loss.

While your Contract is in the Illuminations program described in the section immediately above, Fund Rebalancing will be available only as part of the program, which will rebalance semi-annually back to your allocations as determined by FundQuest. If you do elect to change Fund Rebalancing from this Illuminations program, such election will automatically terminate your Contract’s participation in the Illuminations program.

Systematic Withdrawals. At any time after one year from the Date of Issue, if the Contract Value at the time of initiation of the program is at least $15,000, you may elect in writing to take systematic Withdrawals of a specified dollar amount (of at least $100) on a monthly, quarterly, semi-annual or annual basis. You may provide specific instructions as to how the systematic Withdrawals are to be taken, but the Withdrawals must be taken first from the Subaccounts and may only be taken from the unloaned portion of the Fixed Account to the extent that the Contract Value in the Variable Account is insufficient to accomplish the Withdrawal. Moreover, Withdrawals may only be taken from the Guaranteed Accounts to the extent that the Contract Value in the Variable Account and the Fixed Account is insufficient to accomplish the Withdrawal. If you have not provided specific instructions or if specific instructions cannot be carried out, we process the Withdrawals by taking Accumulation Units from all of the Subaccounts in which you have an interest and the unloaned portion of the Fixed Account on a pro rata basis; Contract Value will not be taken from the Guaranteed Accounts unless there is not sufficient Contract Value in the Variable Account and the Fixed Account to accomplish the Withdrawal. Each systematic Withdrawal is subject to federal income taxes. In addition, a 10% federal penalty tax may be assessed on systematic Withdrawals if you are under age 59½. If you direct, we will withhold federal income taxes from each systematic Withdrawal. You may elect to have your systematic withdrawal payment electronically transferred to your checking or savings account by submitting the appropriate paperwork deemed by us to be in good order. A systematic Withdrawal program terminates automatically when a systematic Withdrawal would cause the remaining Cash Surrender Value to be $3,500 or less (or, in the case of Contracts issued prior to November 1, 2003, if a systematic Withdrawal would cause the Contract Value to be $3,500 or less). If this happens, then the systematic Withdrawal transaction causing the Cash Surrender Value to fall below $3,500 will not be processed. You may discontinue systematic Withdrawals at any time by notifying us in writing.

A CDSC may apply to systematic Withdrawals in accordance with the considerations set forth in “Contingent Deferred Sales Charge”, above. If you withdraw amounts pursuant to a systematic Withdrawal program, then, in most states, you may withdraw in each Contract Year after the first Contract Year without a CDSC an amount up to 15% of the Contract Value as of the most recent Contract Anniversary (a 10% CDSC-free Withdrawal provision applies in New Jersey and Washington - see “Contingent Deferred Sales Charge,” above). Both Withdrawals you request and Withdrawals pursuant to a systematic Withdrawal program will count toward the limit of the amount that may be withdrawn in any Contract Year free of the CDSC. In addition, any amount withdrawn in order to meet minimum distribution requirements under the Code shall be free of CDSC.

Limited systematic Withdrawals are also available in the first Contract Year (but after 30 days from issue). These systematic Withdrawals are limited to monthly systematic Withdrawal programs only. The maximum aggregate amount for the remaining months of the first Contract Year is the annual amount that may be withdrawn in Contract Years after the first Contract Year free of a CDSC (i.e., either 15% or 10% of the Contract Value, depending on the state). These systematic Withdrawals will not be subject to a CDSC. The other rules for systematic Withdrawals made after the first Contract Year, including the $15,000 minimum Contract Value, minimum $100 payment, and allocation rules, will apply to these systematic Withdrawals. Regardless of the method of Withdrawal, systematic or otherwise, at no point in the first Contract Year will total CDSC-free Withdrawals be available in an amount that exceeds 1/12th of 15% of each premium payment times the number of completed months since each premium payment. Systematic withdrawals may not be elected if there is a policy loan.

Contract Rights Under Certain Plans

Contracts may be purchased in connection with a plan sponsored by an employer. In such cases, all rights under the Contract rest with the Owner, which may be the employer or other obligor under the plan and benefits available to participants under the plan, are governed solely by the provisions of the plan. Accordingly, some of the options and elections under the Contract may not be available to participants under the provisions of the plan. In such cases, participants should contact their employers for information regarding the specifics of the plan.

THE FIXED ACCOUNT

Net Premium Payments under the Fixed Account portion of the Contract and transfers to the Fixed Account portion are part of our general account, which supports insurance and annuity obligations. Because of exemptive and exclusionary provisions, interests in the general account, including the Guaranteed Accounts discussed below, are not registered under the Securities Act of 1933 (“Securities Act”), nor is the general account registered as an investment company under the Investment Company Act. Accordingly, neither the general account nor any interest therein are generally subject to the provisions of the Securities Act or Investment Company Act, and we have been advised that the staff of the SEC has not reviewed the disclosures in this prospectus which relate to the guaranteed interest portion. Disclosures regarding the Fixed Account, the Guaranteed Accounts, and the general account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Our general account is made up of all our general assets, other than those in the Variable Account and any other segregated asset account. Fixed Account Net Premium Payments will be allocated to the Fixed Account by election of the Owner at the time of purchase or by a later change in allocation of Net Premium Payments. We will invest the assets of the Fixed Account and the Guaranteed Accounts in those assets we choose and allowed by applicable law.

Minimum Guaranteed and Current Interest Rates

The Contract Value held in the Fixed Account that is not held in a Collateral Fixed Account is guaranteed to accumulate at a minimum effective annual interest rate which may vary from time to time, but which will be fixed at the issue of a Contract and will not vary over the life of the Contract, and will be at least the minimum effective interest rate required by your state’s law. For Contracts issued before November 1, 2003, the minimum guaranteed effective annual interest rate is 3.0%. We may credit the Contract Value in the unloaned portion of the Fixed Account with current rates in excess of the minimum guarantee but we are not obligated to do so. We have no specific formula for determining current interest rates. Because we, in our sole discretion, anticipate changing the current interest rate from time to time, allocations to the Fixed Account made at different times are likely to be credited with different current interest rates. We declare an interest rate each month to apply to amounts allocated or transferred to the Fixed Account in that month. The rate declared on such amounts remains in effect for twelve months. In general, National Life expects to set the interest rates applicable to Contract Value held in the Fixed Account at rates which permit National Life to earn a profit on the investment of the funds. At the end of the 12-month period, we reserve the right to declare a new current interest rate on such amounts and accrued interest thereon (which may be a different current interest rate than the current interest rate on new allocations to the Fixed Account on that date). We determine any interest credited on the amounts in the Fixed Account in excess of the minimum guaranteed rate in our discretion. You assume the risk that interest credited may not exceed the guaranteed minimum rate. Amounts allocated to the Fixed Account do not share in the investment performance of our general account or any portion thereof.

Amounts deducted from the unloaned portion of the Fixed Account for the charge for the optional Enhanced Death Benefit Rider, the Annual Contract Fee or transfers to the Variable Account are, for the purpose of crediting interest, accounted for on a last in, first out basis. Amounts deducted from the unloaned portion of the Fixed Account for Withdrawals are accounted for on a first in, first out basis for such purpose.

National Life reserves the right to change the method of crediting interest from time to time, provided that such changes do not have the effect of reducing the guaranteed rate of interest below the applicable minimum rate or shorten the period for which the interest rate applies to less than 12 months.

For Contracts purchased in the State of Washington, no Premium Payments or Contract Value may be allocated to the Fixed Account.

Enhanced Fixed Account

We may make available to the Contracts a special Fixed Account Option, called the “Enhanced Fixed Account.” The Enhanced Fixed Account allows you to move value into the Variable Account on a gradual and systematic basis, while earning interest at a higher fixed rate that that otherwise offered on the Fixed Account on your value while it awaits transfer into the Variable Account. You should keep in mind that the interest rate applicable to the Enhanced Fixed Account applies only for a specified period of time and to a principal balance in the Enhanced Fixed Account that declines over time as funds are moved into the Variable Account.

The Enhanced Fixed Account will be available to new and existing Owners who make a one-time new Premium Payment of at least a minimum dollar amount we specify at the time. Contract Value in the Enhanced Fixed Account will accumulate at an effective annual interest rate in excess of the current rates then being credited to Contract Value in the Fixed Account. We will declare the interest rate for the Enhanced Fixed Account at the time of the offer in our discretion, and this interest rate will apply for the entire offer period. When we set an offer period, we will announce all the terms of the Enhanced Fixed Account, and post this information on our web site at www.nationallife.com.

If more than one Enhanced Fixed Account is offered, we will reserve the right to allow you to participate in only one such offer at a time. In that case, once you have transferred all Contract Value out of the Enhanced Fixed Account under the terms of a given offer, you may participate in subsequent offers subject to the preceding condition and subject to any qualifying rules of any subsequent offers. Any Contract Value in the Enhanced Fixed Account accepted under one offer may not be transferred to any subsequent or concurrent offer. Offer availability and interest rates are determined solely by the date of receipt of the eligible new Premium Payment in our Home Office.

We will require that the Contract Value in the Enhanced Fixed Account be systematically transferred on a monthly basis from the Enhanced Fixed Account to the Subaccounts. The required monthly transfer amount will be a percentage of the Premium Payment allocated to the Enhanced Fixed Account. We will declare this percentage at the time of the offer, in our discretion. Each month on the Monthly Contract Date, the monthly transfer amount will be transferred from the Enhanced Fixed Account to the Subaccounts and in the percentage amounts selected by the Owner (other than the Money Market Subaccount), until the Contract Value in the Enhanced Fixed Account is exhausted.

The Enhanced Fixed Account will be part of the Fixed Account described above.

Transfers into the Enhanced Fixed Account will not be allowed. The Owner may transfer Contract Value out of the Enhanced Fixed Account at any time, by making a transfer request. If the entire Contract Value in the Enhanced Fixed Account is transferred out, the program ends. If less than the entire Contract Value in the Enhanced Fixed Account is transferred out, the scheduled monthly transfers will continue until the Enhanced Fixed Account is exhausted.

The Owner may terminate participation in the Enhanced Fixed Account at any time by notifying National Life at its Home Office. This will result in all value in the Enhanced Fixed Account being transferred in accordance with the Owner’s then-current premium allocation.

Withdrawals from the Enhanced Fixed Account will be allowed, in the same manner as for other Withdrawals, but will be subject to any applicable CDSC.

Guaranteed Accounts, as described below, are not available for the systematic transfers out of the Enhanced Fixed Account.

This program is not available simultaneously with Dollar Cost Averaging or Fund Rebalancing, but is available with Systematic Withdrawals. Also, if you elect to receive benefits under an Accelerated Benefits Rider while you have Contract Value in the Enhanced Fixed Account, your Contract Value in the Enhanced Fixed Account will immediately be transferred to the Money Market Subaccount.

We may permit, in our discretion, additional Premium Payments on the same Contract to be allocated to the Enhanced Fixed Account. If we do so, we will add a declared percentage of the new Premium Payment to the original monthly transfer amount, the same instructions for allocating to the Subaccounts will apply, and the program will continue to operate until the Contract Value in the Enhanced Fixed Account is exhausted.

We may need to refund Premium Payments intended for the Enhanced Fixed Account if they are less than the minimum required or if, for any other reason, the written instructions of the Owner cannot be carried out. We may hold these Premium Payments for up to 20 days before refunding them. Any amounts refunded will be credited with interest at 5%. The Enhanced Fixed Account will not be available in the State of Washington.

THE GUARANTEED ACCOUNTS

Contract Owners may also allocate Net Premium Payments and/or Contract Value to one or more Guaranteed Accounts. These Guaranteed Accounts guarantee a specified interest rate for the entire period of an investment, if the Contract Value remains in the Guaranteed Account for the specified period of time. Guaranteed Accounts are currently available for 3, 5, 7 and 10 year periods.

Like the Fixed Account described above, Net Premium Payments under any Guaranteed Account and transfers to any Guaranteed Account are part of National Life’s general account, which supports its insurance and annuity obligations.

Investments in the Guaranteed Accounts

You may invest in a Guaranteed Account by allocating Net Premium Payments to the Guaranteed Account of the desired 3, 5, 7 or 10 year period, either on the application or by a later change in Net Premium Payment allocation. You may also transfer Contract Value from the Variable Account to a Guaranteed Account with the desired 3, 5, 7 or 10 year period by making a written transfer request, or by telephone if the telephone transaction privilege applies. Transfers from the Fixed Account to a Guaranteed Account are permitted only to the same extent described under “Transfers” above for transfers from the Fixed Account to the Variable Account.

All deposits into a Guaranteed Account are subject to a $500 minimum. If such an allocation would result in a deposit to a Guaranteed Account of less than $500, such Net Premium Payments will be allocated instead to the Money Market Subaccount.

You may not invest in a Guaranteed Account where the end of the guarantee period for such Guaranteed Account is later than your Contract’s Maturity Date.

Interest at a specified rate will be guaranteed to be credited to all Contract Value in a particular Guaranteed Account for the entire specified period, if the Contract Value remains in that Guaranteed Account for the entire specified period. We expect to change the specified rates for new investments in Guaranteed Accounts from time to time based on returns then available to us for the specified periods, but such changes will not affect the rates guaranteed on previously invested Contract Value. We expect to set the rates for the Guaranteed Accounts such that we will earn a profit on the investment of the funds. If you surrender your Contract or withdraw or transfer Contract Value out of the Guaranteed Account prior to the end of the specified period, a variable adjustment referred to in this prospectus as a “market value adjustment” will be applied to such Contract Value before the surrender, Withdrawal or transfer. This market value adjustment is described in detail below.

Currently there is no charge, apart from any market value adjustment as referred to above, for transfers into or out of a Guaranteed Account. However, although we have no present intention to impose a transfer charge in the foreseeable future, we reserve the right to impose in the future a transfer charge of $25 on each transfer in excess of twelve transfers in any Contract Year. We may do this if the expense of administering transfers becomes burdensome. Transfers into and out of a Guaranteed Account, other than at the termination of a Guaranteed Account, would count toward such limits.

We may at any time change the number and/or duration of Guaranteed Accounts we offer. Any such changes will not affect existing allocations to Guaranteed Accounts at the time of the change.

Termination of a Guaranteed Account

The termination date for a particular Guaranteed Account will be the anniversary of the date Contract Value is credited to the Guaranteed Account. For example, if Contract Value is transferred to a 7-year Guaranteed Account on May 2, 2007, the termination date for this Guaranteed Account is May 2, 2014, or the next following Valuation Day if May 2, 2014 is not a Valuation Day.

We will notify you in writing of the termination of your Guaranteed Account. Such notification will normally be mailed approximately 45 days prior to the termination date for the Guaranteed Account. During the 30-day period prior to the termination date (the “30-day window”), you may provide instructions to reinvest the Contract Value in the Guaranteed Account, either as of the date we receive your instructions, or the termination date (or the next Valuation Day, if the date we receive your instructions or the termination date is not a Valuation Day), in any of the Subaccounts of the Variable Account, in the Fixed Account, or in any Guaranteed Account that we may be offering at that time. No market value adjustment will apply to any such reinvestment made as the result of instructions received during the 30-day window. In the event that you do not provide instructions during the 30-day window as to how to reinvest the Contract Value in a Guaranteed Account, we will, on the termination date, or the next following Valuation Day if the termination date is not a Valuation Day, transfer the Contract Value in the Guaranteed Account to the Money Market Subaccount of the Variable Account. No market value adjustment will be applied to this transfer. You will then be able to transfer the Contract Value from the Money Market Subaccount to any other available investment option.

Market Value Adjustment

Contract Value allocated to a Guaranteed Account is not restricted from being surrendered, withdrawn, transferred or annuitized prior to the termination date of the Guaranteed Account. However, a market value adjustment will be applied to a surrender of your Contract or any such Contract Value withdrawn or transferred (we refer to a surrender, Withdrawal or transfer before the 30-day window as a “MVA Withdrawal”) from the Guaranteed Account prior to the 30-day window before its termination date.

We will apply the market value adjustment before we deduct any applicable CDSC or taxes. A market value adjustment will apply to Withdrawals from a Guaranteed Account prior to the 30-day window before its termination date even if a waiver of the CDSC applies to such a Withdrawal.

A market value adjustment reflects the change in current interest rates since we established a Guaranteed Account. The market value adjustment may be positive or negative. Adjustments may be limited in amount, as described in more detail below.

Generally, if at the time of your MVA Withdrawal the applicable index interest rate for maturities equal to the time remaining before the termination date of your Guaranteed Account is higher than the applicable index interest rate for maturities equal to the period of your Guaranteed Account at the time of your investment in the Guaranteed Account, then the market value adjustment will result in a reduction of your Contract Value. If the opposite is true at the time of your MVA Withdrawal, then the market value adjustment will result in an increase in your Contract Value. However, the market value adjustment is limited so that the amount available for MVA Withdrawal, before any CDSC, will never be less than the amount of the initial deposit, less any Withdrawals, plus interest at the Contract’s minimum guaranteed interest rate. For Contracts issued on or after November 1, 2003, this minimum guaranteed interest rate may vary based on your state law and on prevailing interest rates, but will be set at the time of issue of the Contract and, once set, will not vary over the life of the Contract. For Contracts issued prior to November 1, 2003, however, the market value adjustment is limited so that the amount available for MVA Withdrawal, before any CDSC, will never be less than the amount of the initial deposit, less any Withdrawals, plus interest at 3.0% per annum.

We compute the amount of a market value adjustment as the lesser of (1) and (2) below. The market value adjustment will be positive if (1) below is positive. It will be negative if (1) below is negative.

     (1) the absolute value of the Contract Value subject to the market value adjustment times:

                    ((1+i)/ (1+j+c)) n/12 – 1
     where

i = the interest rate from the U.S. Treasury Constant Maturities as found in the Federal Reserve Statistical Release H.15 available at the time of the initial deposit for the Guaranteed Account duration.
n = the number of whole months until the termination date of the Guaranteed Account
j = the current interest rate from the U.S. Treasury Constant Maturities as found in the Federal Reserve Statistical Release H.15 available for a period of length n/12, rounded down to the next whole year. If there is no interest rate for the maturity needed to calculate i or j, we will use straight line interpolation between the interest rate for the next highest and next lowest maturities to determine that interest rate. If the maturity is less than one year, we will use the index rate for a one-year maturity.
c = a constant, .0025 in most jurisdictions.

     or

     (2) the amount initially deposited into the Guaranteed Account times:

               ((1+k) d/365 – (1 + g) d/365) – the sum of all [TransferT ((1+k) e/365 – (1 + g) e/365)]
     where

k = the interest rate guaranteed for the guaranteed period.
d = (365 times the number of complete years since the initial deposit into the Guaranteed Account) plus the number of days since the last anniversary of such initial deposit (or the initial deposit date if less than one year has elapsed since the initial deposit) to the current date.
TransferT = a transfer from the Guaranteed Account on day T.
e = (365 times the number of complete years since T to the current transfer date) plus the number of days from the last anniversary of T (or the days since T if less than one year has elapsed).
g= your Contract’s guaranteed minimum interest rate.

If you have made more than one deposit into a Guaranteed Account, and you do not instruct us otherwise, we will treat Withdrawals and transfers as coming from such Guaranteed Accounts on a pro rata basis, and within Guaranteed Accounts with the same initial guarantee period, on a first-in-first-out basis; that is, Contract Value with the earliest date of deposit into a Guaranteed Account will be withdrawn or transferred prior to Contract Value with later dates of deposit into such Guaranteed Account.

A market value adjustment will be applied to Funds transferred from a Guaranteed Account to collateralize a loan, whether for the initial loan or for loan interest.

We will not apply a market value adjustment to:
     - any MVA Withdrawal during the 30-day window
     - Death Benefit proceeds
     - your Contract on its Maturity Date; or
     - any deduction from a Guaranteed Account made to cover the Annual Contract Fee or Rider Charges.

Examples

Example #1:
Original Deposit: $10,000
Original Deposit Date: May 1, 2005
The $10,000 is placed in the seven-year Guaranteed Account. The guaranteed interest rate is 3.5%.

On May 1, 2007, the Owner wishes to transfer the full amount from the seven-year Guaranteed Account. The i rate as of May 1, 2005 for seven year periods was 3.15%. The j rate available for five year periods on May 1, 2007 is 2.75%. The contract’s minimum guaranteed interest rate is 1.5%. There are 60 months remaining in the original guaranteed period. The Contract Value in this Guaranteed Account on May 1, 2007 is $10,712.25. (10,000 × 1.0352).

The first part of the market value adjustment formula gives:

$10,712.25 ×(((1+0.0315)/ (1+0.0275+.0025))60/12 – 1) = $78.23.

The second part of the market value adjustment formula gives:

$10,000 × ((1 + 0.035)730/365 – (1 + 0.015)730/365) = $410.00

The amount of the market value adjustment is the lesser of the absolute value of the first part, $78.23, and of the second part, $410.00. Because the result of the first part is positive, the market value adjustment is an increase in Contract Value.

The amount of the transfer will be $10,712.25 + 78.23 = $10,790.48.

Example #2
Original Deposit: $10,000
Original Deposit Date: May 1, 2005
The $10,000 is placed in the seven-year Guaranteed Account. The guaranteed interest rate is 3.5%.

On May 1, 2007, the Owner wishes to transfer the full amount from the seven-year guaranteed account. The i rate as of May 1, 2005 for seven year periods was 3.15%. The j rate available for five year periods on May 1, 2007 is 3.75%. The contract’s minimum guaranteed interest rate is 1.5%. There are 60 months remaining in the original guaranteed period. The Contract Value in this Guaranteed Account on May 1, 2007 is $10,712.25. (10,000 × 1.0352).

The first part of the market value adjustment formula gives:

$10,712.25 × (((1+0.0315)/ (1+0.0375+.0025))60/12 – 1) = -$430.66.

The second part of the market value adjustment formula gives:

$10,000 × ((1 + 0.035)730/365 – (1 + 0.015)730/365) = $410.00

The amount of the market value adjustment is the lesser of the absolute value of the first part, $430.66, and of the second part, $410.00. Since the result of the first part is negative, the market value adjustment is a reduction in Contract Value.

The amount of the transfer will be $10.712.25 - $410.00 = $10,302.25.

Note that the amount $10,302.25 is $10,000 accumulated for two years at 1.5%. In this example, the market value adjustment was restricted to the amount of interest earned by the Guaranteed Account in excess of 1.5%. Had the market value adjustment been positive in this example, it still would have been restricted to $410.00.

Other Matters Relevant to the Guaranteed Accounts

If you have Contract Value allocated to a Guaranteed Account when you or a Joint Owner dies, no market value adjustment will be applied to such Contract Value before the Death Benefit is paid.

If you own a section 403(b) Tax-Sheltered Annuity Contract on which loans are available, and you need to borrow Contract Value, you must transfer all Contract Value allocated to a Guaranteed Account to a Subaccount of the Variable Account or to the Fixed Account prior to the processing of the loan. A market value adjustment will apply to such transfer. We will allocate loan repayments to the Subaccounts of the Variable Account and to the unloaned portion of the Fixed Account according to your premium allocation percentages in effect at the time of the repayment. While a loan is outstanding, premiums may not be allocated to, and transfers may not be made to, the Guaranteed Accounts.

The Guaranteed Accounts are not available in the states of Washington and Oregon. In Texas, only Contracts issued after April 8, 2002 are eligible to invest in the Guaranteed Accounts.

Preserver Plus Program

Under this program, you may place a portion of a Net Premium Payment into a 7 year or 10 year Guaranteed Account that will grow with guaranteed interest to 100% of that Net Premium Payment. We will calculate the portion of the Net Premium Payment needed to accumulate over the chosen guarantee period to 100% of the Net Premium Payment. The balance of the Net Premium Payment may be allocated to the Subaccounts of the Variable Account, the Fixed Account, or other Guaranteed Accounts in any manner you desire, subject to our normal allocation rules.

Amounts allocated to a Guaranteed Account under this program will not equal the original Net Premium Payment if any transfer or Withdrawal is made from the Guaranteed Account prior to the end of the guarantee period. Keep in mind that if you have a Qualified Contract, you will be required to take minimum required distributions.

OPTIONAL ENHANCED DEATH BENEFIT RIDER

You may choose to include the Enhanced Death Benefit Rider in your Contract. The Rider is subject to the restrictions and limitations set forth in it. Election of this optional benefit involves an additional cost. This Rider is not available in Texas. If you elected the Enhanced Death Benefit Rider, then the following enhanced death benefit will be payable to the Beneficiary if you (or the Annuitant if the Owner is not a natural person) die prior to the Contract Anniversary on which you are age 81 on an age on nearest birthday basis (or in the case of Joint Owners, if the first of the Joint Owners to die dies prior to the Contract Anniversary on which the oldest of the Joint Owners is age 81 on an age nearest birthday basis), and prior to annuitization. The Enhanced Death Benefit will equal the highest of:

     (a) the basic Death Benefit as described above; and

     (b) the largest Contract Value as of any prior Contract Anniversary after the Enhanced Death Benefit Rider was applicable to the Contract, plus Net Premium Payments, minus any Withdrawals (including any CDSC deducted in connection with such Withdrawals), and minus any loan taken and accrued interest thereon, in each case since such Contract Anniversary.

We calculate this as of the date we receive due proof of death. Any applicable premium tax charge payable on your death will be applied to reduce the value of the determined enhanced death benefit (see “Premium Taxes, above).

If you (or the Annuitant if the Owner is not a natural person) die on or after the Contract Anniversary on which you are age 81 on an age on nearest birthday basis (or in the case of Joint Owners, if the first of the Joint Owners to die dies on or after the Contract Anniversary on which the oldest of the Joint Owners is age 81 on an age nearest birthday basis), or after annuitization, the death benefit will not be enhanced and will be an amount equal to Contract Value, less any applicable premium tax charge.

The Enhanced Death Benefit Rider is available at issue if the Owner (or the Annuitant if the Owner is not a natural person or the oldest of Joint Owners) is age 75 or younger, on an age on nearest birthday basis on the Date of Issue of the Contract. It is available after issue if the Owner (or the Annuitant if the Owner is not a natural person, or the oldest of Joint Owners) is age 75 or younger, on an age on nearest birthday basis on the Contract Anniversary on which the Rider is being added, and only on a Contract Anniversary and only if at the time of the Rider is requested the Contract Value is greater than the total of all Net Premium Payments less all Withdrawals, and any outstanding loan on the Contract and accrued interest on such loan.

The annual charge for this Rider is 0.20% of Contract Value. After the Contract Anniversary on which you (or the Annuitant, if the Owner is not a natural person) are age 80 on an age on nearest birthday basis (or in the case of Joint Owners, after the Contract Anniversary in which the oldest Joint owner is age 80 on an age on nearest birthday basis), we discontinue the charge. See “Charge for Optional Enhanced Death Benefit Rider”, above.

It is possible that the Internal Revenue Service may take a position that rider charges are deemed to be taxable distributions to you. Although we do not believe that a rider charge under the Contract should be treated as taxable withdrawal, you should consult your tax advisor prior to selecting any rider or endorsement under the Contract.

We distribute the Enhanced Death Benefit in the same manner as the normal Death Benefit. See “Death of Owner,” above.

OPTIONAL ACCELERATED BENEFIT RIDERS

If the Contract has been in force for at least five years, the Accelerated Benefit Riders provide accelerated Death Benefits prior to the death of the covered person in certain circumstances where a terminal illness or chronic illness creates a need for access to the Death Benefit. The terminal illness or chronic illness must have begun while the Contract was in force. Benefits accelerated under these Riders are discounted for interest and mortality. Once benefits have been accelerated, the Contract terminates. There is no cost for these Riders. They can be included in the Contract at issue, or they can be added after issue, for a covered person at the time of Contract issue whose age, on an age on nearest birthday basis, is 0-75.

The covered person is the Owner, unless the Owner is not a person, in which case the covered person is the Annuitant. If there are Joint Owners, then each are considered covered persons. If the covered person changes, then the Contract is not eligible for acceleration until the Contract has been in force five years from the date of the change.

These Riders may not be available in all states and its terms may vary by state. These Riders will not be available in New York, Oregon, Texas, Virginia or Washington. Connecticut, Kansas, Louisiana, Minnesota, New Jersey, Pennsylvania, South Carolina and Utah only allow the terminal illness portion of the Riders.

Any amount received under an Accelerated Benefits Rider should be taxed in the same manner as a surrender of the Contract. See “Federal Income Tax Considerations”, below.

FEDERAL INCOME TAX CONSIDERATIONS

The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax advisor. No attempt is made to consider any applicable state tax or other tax laws.

If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Because the tax benefits of annuity contracts may not be needed in the context of Qualified Contracts, you generally should not buy a Qualified Contract for the purpose of obtaining tax deferral.

Taxation of Non-Qualified Contracts

Non-Natural Person. If a non-natural person (e.g., a corporation or a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the Contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

The following discussion generally applies to Contracts owned by natural persons.

Withdrawals. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the Owner’s investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. There is no guidance on the proper tax treatment of market value adjustment and it is possible that a positive market value adjustment at the time of a Withdrawal from a Guaranteed Account may be treated as part of the Contract Value immediately prior to the distribution. A tax advisor should be consulted on this issue. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner’s investment in the Contract.

Penalty Tax on Certain Withdrawals. In the case of a distribution from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:

  made on or after the taxpayer reaches age 59½;

  made on or after the death of an Owner;

  attributable to the taxpayer’s becoming disabled; or

  made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax adviser with regard to exceptions from the penalty tax.

Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

Transfers, Assignments or Exchanges of a Contract. A transfer or assignment of ownership of a Contract, the designation of an annuitant or Payee who is not an Owner, the selection of certain maturity dates, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, designation or exchange, should consult a tax advisor as to the tax consequences.

Withholding. Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

Multiple Contracts. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such owner’s income when a taxable distribution occurs.

Taxation of Qualified Contracts

The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

Individual Retirement Accounts (IRAs), as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions up to a maximum amount specified in the Code. The contributions may be deductible in whole or in part, depending on the individual’s income. Distributions from certain pension plans may be “rolled over” into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59½, unless certain exceptions apply. The Internal Revenue Service has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional Enhanced Death Benefit provision in the Contract comports with IRA qualification requirements.

SIMPLE IRAs permit certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to a maximum amount specified in the Code. The sponsoring employer is required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59½ are subject to a 10 percent penalty tax, which is increased to 25 percent if the distribution occurs within the first two years after the commencement of the employee’s participation in the plan.

Roth IRAs, as described in Code section 408A, permit certain eligible individuals to contribute to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59½ (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the Contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Contract. The Contract includes an Enhanced Death Benefit that in some cases may exceed the greater of the premium payments or the account value.

The Death Benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the Death Benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser.

Tax Sheltered Annuities under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee’s retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59½, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. The Contract includes an Enhanced Death Benefit that in some cases may exceed the greater of the premium payments or the account value. The Death Benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity. Because the Death Benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser.

Section 457 Plans, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contract can be used with such plans. Under such plans a participant may specify the form of investment for his or her deferred compensation account. For non-governmental Section 457 plans, all such investments are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a section 457 plan are taxable and are subject to federal income tax withholding as wages.

Other Tax Issues. Qualified Contracts have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan or adoption agreement, or consult a tax advisor for more information about these distribution rules.

Distributions from Qualified Contracts generally are subject to withholding for the Owner’s federal income tax liability. The withholding rate varies according to the type of distribution and the Owner’s tax status. The Owner will be provided the opportunity to elect not have tax withheld from distributions.

“Eligible rollover distributions” from section 401(a) plans, Section 403(a) annuities, and Section 403(b) plans, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee’s spouse or former spouse as beneficiary or alternate Payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, to non-taxable distributions or if the Owner chooses a “direct rollover” from the plan to another tax-qualified plan, Section 403(b) plan, IRA or to a governmental section 457 plan that agrees to separately account for rollover contributions.

Federal Estate Taxes

While no attempt is being made to discuss the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Generation-skipping transfer tax. Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

Annuity purchases by nonresident aliens and foreign corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

Foreign Tax Credits. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under federal tax law.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contact and do not intend the above discussion as tax advice.

For additional information relating to the tax status of the Contract, see the Statement of Additional Information.

GENDER NEUTRALITY

In 1983, the United States Supreme Court held that optional annuity benefits provided under an employee’s deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964 vary between men and women on the basis of sex. The Court applied its decision to benefits derived from contributions made on or after August 1, 1983. Lower federal courts have since held that the Title VII prohibition of sex-distinct benefits may apply at an earlier date. In addition, some states prohibit using sex-distinct mortality tables.

The Contract uses sex-distinct actuarial tables, unless state law requires the use of sex-neutral actuarial tables. As a result, the Contract generally provides different benefits to men and women of the same age. Employers and employee organizations which may consider buying Contracts in connection with any employment-related insurance or benefits program should consult their legal advisors to determine whether the Contract is appropriate for this purpose.

VOTING RIGHTS

Voting rights under the Contracts apply only with respect to Net Premium Payments or accumulated amounts allocated to the Variable Account.

In accordance with our view of present applicable law, we vote the shares of the Funds held in the Variable Account at regular and special meetings of the shareholders of the Funds. These shares are voted in accordance with instructions received from you if you have an interest in the Variable Account. If the Investment Company Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result we determine that we are permitted to vote the shares of the Funds in our own right, we may elect to do so.

The person having the voting interest under a Contract is the Owner. The number of Fund shares attributable to each Owner is determined by dividing the Owner’s interest in each Subaccount by the net asset value of the Fund corresponding to the Subaccount.

We vote Fund shares held in the Variable Account as to which no timely instructions are received in the same proportions as the voting instructions we receive with respect to all contracts participating in the Variable Account. This means that a small number of Owners may control how we vote.

Each person having a voting interest will receive periodic reports relating to the Funds, proxy material and a form with which to give such voting instructions.

CHANGES TO VARIABLE ACCOUNT

We reserve the right to create one or more new separate accounts, combine or substitute separate accounts, or to add new investment Funds for use in the Contracts at any time. In addition, if the shares of the Funds described in this prospectus should no longer be available for investment by the Variable Account or, if in our judgment further investment in such Fund shares should become inappropriate, we may eliminate Subaccounts, combine two or more Subaccounts or substitute one or more Funds for other Fund shares already purchased or to be purchased in the future under the Contract. The other Funds may have higher fees and charges than the ones they replaced, and not all Funds may be available to all classes of Contracts. No substitution of securities in the Variable Account may take place without prior approval of the SEC and under such requirements as it may impose. We may also operate the Variable Account as a management investment company under the Investment Company Act, deregister the Variable Account under the Investment Company Act (if such registration is no longer required), transfer all or part of the assets of the Variable Account to another separate account or to the Fixed Account (subject to obtaining all necessary regulatory approvals), and make any other changes reasonably necessary under the Investment Company Act or applicable state law.

DISTRIBUTION OF THE CONTRACTS

We have entered into a distribution agreement with ESI for the distribution and sale of the Contracts. ESI is an SEC-registered broker-dealer firm and is a member of National Association of Securities Dealers, Inc. (“NASD”) More information about ESI and its registered persons is available at http://www.nasdr.com or by calling 1-800-289-9999. You can also obtain an investor brochure from NASD Regulation describing its Public Disclosure Program. ESI is an affiliate of National Life. It distributes a full line of securities products, including mutual funds, unit investment trusts, and variable insurance contracts, and provides individual securities brokerage services. You may purchase a Contract through a registered representative of ESI, and you may also purchase a Contract from another broker-dealer that has a selling agreement with ESI. The maximum payment to a dealer for selling the Contracts will generally be 6.5%; however, during certain promotional periods the dealer concession, or commission, may vary. These promotional periods will be determined by National Life and the maximum dealer concession paid during these periods will not exceed 7.0%. We will pay the dealer concession, at the election of the registered representative, either as a percentage of the Premium Payment at the time it is paid, as a percentage of Contract Value over time, or a combination of both. From time to time we may also offer specific sales incentives to selling dealers and registered representatives. These incentives may take the form of cash bonuses for reaching certain sales levels or for attaining a high ranking among registered representatives based on sales levels. These incentive programs may also include sales of National Life’s or their affiliates’ other products. To the extent, if any, that such bonuses are attributable to the sale of variable products, including the Contracts, such bonuses will be paid through the agent’s broker-dealer. A portion of the payments made to selling broker-dealers will be passed on to their sales representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. You may ask your sales representative for further information about what your sales representative and the selling broker-dealer for which he or she works may receive in connection with your purchase of a Contract.

National Life may provide loans to registered representatives of unaffiliated broker-dealers to finance business development, and may then provide further loans or may forgive outstanding loans based on specified business criteria, including sales of the Policies, and measures of business quality. Any loans or forgiveness of outstanding loans based on sales of Policies are provided through the distribution firm’s registered broker-dealer.

National Life, ESI and/or their affiliates may contribute amounts to various non-cash and cash incentives paid to registered representatives of ESI the amounts of which may be based in whole or in part on the sales of the Policies, including (1) sponsoring educational programs, (2) sponsoring sales contests and/or promotions in which participants receive prizes such as travel, merchandise, hardware and/or software; (3) paying for occasional meals, lodging and/or entertainment; (4) making cash payments in lieu of business expense reimbursements and/or (5) making loans and forgiving such loans.

Commissions and other incentives or payments described above are not charged directly to Contract owners or the Variable Account. We intend to recoup commission and other sales expenses through fees and charges deducted under the Contract.

The Franklin Templeton, Scudder and T. Rowe Price Funds offered in the Contracts, and the Fasciano Portfolio of Neuberger Berman Advisers Management, Trust make payments to ESI under their distribution plans in consideration of services provided and expenses incurred by ESI in distributing shares of these Funds. In each case these payments amount to 0.25% of Variable Account assets invested in the particular Fund.

FINANCIAL STATEMENTS

National Life’s financial statements as of and for the years ended December 31, 2006 and 2005, which are included in the Statement of Additional Information, should be considered only as bearing on National Life’s ability to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

STATEMENTS AND REPORTS

National Life will mail to Owners, at their last known address of record, any statements and reports required by applicable laws or regulations. Owners should therefore give National Life prompt notice of any address change. National Life will send a confirmation statement to Owners each time a transaction is made affecting the Owner’s Variable Account Contract Value, such as making additional Premium Payments, transfers, exchanges or Withdrawals. Quarterly statements are also mailed detailing the Contract activity during the calendar quarter. Instead of receiving an immediate confirmation of transactions made pursuant to some types of periodic payment plans (such as a dollar cost averaging program) or salary reduction arrangement, the Owner may receive confirmation of such transactions in their quarterly statements. The Owner should review the information in these statements carefully. All errors or corrections must be reported to National Life immediately to assure proper crediting to the Owner’s Contract. National Life will assume all transactions are accurately reported on quarterly statements or confirmation statements unless the Owner notifies National Life otherwise within 30 days after receipt of the statement.

OWNER INQUIRIES

Owner inquiries may be directed to National Life by writing to us at National Life Drive, Montpelier, Vermont 05604, or calling 1-800-732-8939.

LEGAL MATTERS

National Life, like other life insurance companies, is involved in lawsuits, from time to time. Although we cannot predict the outcome of any litigation with certainty, National Life believes that at the present time, there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on it or the Separate Account.

GLOSSARY

Accumulation Unit – An accounting unit of measure used to calculate the Variable Account Contract Value prior to the Annuitization Date.

Annuitant – A person named in the Contract who is expected to become, at Annuitization, the person upon whose continuation of life any annuity payments involving life contingencies depends. Unless the Owner is a different individual who is age 85 or younger, this person must be age 85 or younger at the time of Contract issuance unless National Life has approved a request for an Annuitant of greater age. The Owner may change the Annuitant prior to the Annuitization Date, as set forth in the Contract.

Annuitization – The period during which annuity payments are received.

Annuitization Date – The date on which annuity payments commence.

Annuity Payment Option – The chosen form of annuity payments. Several options are available under the Contract.

Annuity Unit – An accounting unit of measure used to calculate the value of Variable Annuity payments.

Beneficiary – The Beneficiary is the person designated to receive certain benefits under the Contract upon the death of the Owner or Annuitant prior to the Annuitization Date. The Beneficiary can be changed by the Owner as set forth in the Contract.

Cash Surrender Value – An amount equal to Contract Value, minus any applicable CDSC, minus any applicable premium tax charge.

Chosen Human Being – An individual named at the time of Annuitization upon whose continuance of life any annuity payments involving life contingencies depends.

Code – The Internal Revenue Code of 1986, as amended.

Collateral Fixed Account – The portion of the Fixed Account which holds value that secures a loan on the Contract.

Contract Anniversary – An anniversary of the Date of Issue of the Contract.

Contract Value – The sum of the value of all Variable Account Accumulation Units attributable to the Contract, plus any amount held under the Contract in the Fixed Account, plus any amounts held in the Guaranteed Accounts, and minus any outstanding loan and accrued interest on such loans.

Contract Year – Each year the Contract remains in force commencing with the Date of Issue.

Date of Issue – The date shown as the Date of Issue on the Data Page of the Contract.

Death Benefit – The benefit payable to the Beneficiary upon the death of the Owner or the Annuitant.

Distribution – Any payment of part or all of the Contract Value.

Fixed Account – The Fixed Account is part of National Life’s general account and Guaranteed Accounts made up of all assets of National Life other than those in the Variable Account or any other segregated asset account of National Life.

Fixed Annuity – An annuity providing for payments which are guaranteed by National Life as to dollar amount during Annuitization.

Fund – A registered management investment company in which the assets of a Subaccount of the Variable Account will be invested.

Guaranteed Account – A Guaranteed Account is part of National Life’s general account. We guarantee a specified interest rate for the entire time an investment remains in the Guaranteed Account.

Individual Retirement Annuity (IRA) – An annuity which qualifies for favorable tax treatment under Section 408 of the Code.

Investment Company Act – The Investment Company Act of 1940, as amended from time to time.

Joint Owners – Two or more persons who own the Contract as tenants in common or as joint tenants. If joint owners are named, references to “Owner” in this prospectus will apply to both of the Joint Owners.

Maturity Date – The date on which annuity payments are scheduled to commence. The Maturity Date is shown on the Data Page of the Contract, and is subject to change by the Owner, within any applicable legal limits, subject to National Life’s approval.

Monthly Contract Date – The day in each calendar month which is the same day of the month as the Date of Issue, or the last day of any month having no such date, except that whenever the Monthly Contract Date would otherwise fall on a date other than a Valuation Day, the Monthly Contract Date will be deemed to be the next Valuation Day.

Non-Qualified Contract – A Contract which does not qualify for favorable tax treatment under the provisions of Sections 401 or 403(a) (Qualified Plans), 408 (IRAs), 408A (Roth IRAs), 403(b) (Tax-Sheltered Annuities), or 457 of the Code.

Owner (“you”) – The Owner is the person who possesses all rights under the Contract, including the right to designate and change any designations of the Owner, Annuitant, Beneficiary, Annuity Payment Option, and the Maturity Date.

Payee – The person who is designated at the time of Annuitization to receive the proceeds of the Contract upon Annuitization.

Premium Payment – A deposit of new value into the Contract. The term “Premium Payment” does not include transfers among the Variable Account, Fixed Account, and Guaranteed Accounts, or among the Subaccounts.

Net Premium Payments – The total of all Premium Payments made under the Contract, less any premium tax deducted from premiums.

Qualified Contract – A Contract which qualifies for favorable tax treatment under the provisions of Sections 401 or 403(a) (Qualified Plans), 408 (IRAs), 408A (Roth IRAs), 403(b) (Tax-Sheltered Annuities) or 457 of the Code.

Qualified Plans – Retirement plans which receive favorable tax treatment under section 401 or 403(a) of the Code.

Subaccounts – Separate and distinct divisions of the Variable Account that purchase shares of underlying Funds. Separate Accumulation Units and Annuity Units are maintained for each Subaccount.

Tax-Sheltered Annuity – An annuity which qualifies for favorable tax treatment under section 403(b) of the Code.

Valuation Day – Each day the New York Stock Exchange is open for business other than any day on which trading is restricted. Unless otherwise indicated, when an event occurs or a transaction is to be effected on a day that is not a Valuation Day, it will be effected on the next Valuation Day. A Valuation Day ends at the close of regular trading of the New York Stock Exchange.

Valuation Period – The time between two successive Valuation Days.

Variable Account – The National Variable Annuity Account II, a separate investment account of National Life into which Net Premium Payments under the Contracts are allocated. The Variable Account is divided into Subaccounts, each of which invests in the shares of a separate underlying Fund.

Variable Annuity – An annuity the accumulated value of which varies with the investment experience of a separate account.

Withdrawal – A payment made at the request of the Owner pursuant to the right to withdraw a portion of the Contract Value of the Contract.

STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS

The Statement of Additional Information contains more detailed information about the Contracts than is contained in this prospectus. The Statement of Additional Information is incorporated by reference into this prospectus and is legally a part of this prospectus.

NATIONAL LIFE INSURANCE COMPANY

NATIONAL VARIABLE ANNUITY ACCOUNT II

SENTINEL ADVANTAGE VARIABLE ANNUITY CONTRACT

STATEMENT OF ADDITIONAL INFORMATION

OFFERED BY
NATIONAL LIFE INSURANCE COMPANY
One National Life Drive
Montpelier, Vermont 05604

This Statement of Additional Information expands upon subjects discussed in the current prospectus for the Sentinel Advantage Variable Annuity Contract (“Contract”) offered by National Life Insurance Company. You may obtain a copy of the prospectus dated May 1, 2007 by calling 1-800-732-8939, by writing to National Life Insurance Company, One National Life Drive, Montpelier, Vermont 05604 or by accessing the SEC’s website at http://www.sec.gov. Definitions of terms used in the current prospectus for the Contract are incorporated in this Statement of Additional Information.

This Statement of Additional Information is
not a prospectus and should be read only in
conjunction with the prospectus for the contract.

Dated May 1, 2007

i

ADDITIONAL CONTRACT PROVISIONS

The Contract

The entire contract is made up of the Contract and the application. The statements made in the application are deemed representations and not warranties. National Life Insurance Company ("National Life" or "we") cannot use any statement in defense of a claim or to void the Contract unless it is contained in the application and a copy of the application is attached to the Contract at issue.

Misstatement of Age or Sex

If the age or sex of the Chosen Human Being has been misstated, the amount which will be paid is that which is appropriate to the correct age and sex.

Dividends

The Contract is participating; however, no dividends are expected to be paid on the Contract. If dividends are ever declared, they will be paid in cash.

Assignment

Where permitted, the Owner may assign some or all of the rights under the Contract at any time during the lifetime of the Annuitant prior to the Annuitization Date. Such assignment will take effect upon receipt and recording by National Life at its Home Office of a written notice executed by the Owner. National Life assumes no responsibility for the validity or tax consequences of any assignment. National Life shall not be liable as to any payment or other settlement made by National Life before recording of the assignment. Where necessary for the proper administration of the terms of the Contract, an assignment will not be recorded until National Life has received sufficient direction from the Owner and assignee as to the proper allocation of Contract rights under the assignment.

Any portion of Contract Value which is pledged or assigned shall be treated as a Distribution and shall be included in gross income to the extent that the cash value exceeds the investment in the Contract for the taxable year in which assigned or pledged. In addition, any Contract Values assigned may, under certain conditions, be subject to a tax penalty equal to 10% of the amount which is included in gross income. Assignment of the entire Contract Value may cause the portion of the Contract Value which exceeds the total investment in the Contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect. Qualified Contracts are not eligible for assignment.

CONTRACTUAL ARRANGEMENTS BETWEEN NATIONAL LIFE AND
THE FUNDS’ INVESTMENT ADVISORS OR DISTRIBUTORS

We have entered into or may enter into agreements pursuant to which the Funds’ advisor or distributor or an affiliate pays us a fee, which may differ, based upon an annual percentage of the average net asset amount we invest on behalf of the Separate Account and our other separate accounts for administration and other services. Equity Services, Inc. (“ESI”) has also entered into agreements pursuant to which the Funds’ distributor pays ESI a fee, which may differ, based upon an annual percentage of average net asset amount we invest on behalf of the Separate Account and our other separate accounts for distribution and other services. The amount of this compensation with respect to the Policy during 2006, which is based upon the indicated percentages of assets of each Fund attributable to the Policy, is shown below:

Portfolios of the	% of Assets	Revenues Received By National
		Life During 2006*
AIM Variable Insurance Funds Series	0.25%	$22,674.14
Alger American Fund	0.10%	$19,038.87
American Century Variable Portfolios, Inc.	0.25%[1]	$121,007.52
Dreyfus Variable Investment Fund and	0.20%	$22,697.66
Dreyfus Socially Responsible Growth Fund, Inc.
Fidelity® Variable Insurance Products	0.10%[2]	$119,148.00
Franklin Templeton Variable Insurance Products Trust	0.35%[3]	$43,152.25
J.P. Morgan Series Trust II	0.20%	$11,902.14
Neuberger Berman Advisers Management Trust	0.15%[4]	$37,161.64
DWS Variable Series II	0.40%[3]	$7,573.88
T. Rowe Price Equity Series, Inc.	0.25%[5]	$36,545.51
Wells Fargo Variable Trust	0.25[3] %	$40,412.08

1

*Note: Revenues received by National Life during 2006 includes revenues received in 2006 for services rendered in 2005.
[1]0.10% on the VP Inflation Protection Portfolio.
[2]0.05% with respect to the Index 500 Portfolio.
[3]Includes 0.25% payable under the Fund’s 12b-1 Plan.
[4]The Fasciano Portfolio offers only an S-Series class, which has a 0.25% 12b-1 fee which is also paid to ESI.
[5]The 0.25% payment shown in the table is payable under the Fund’s 12b-1 plan. In addition, the Fund’s adviser will pay to National Life for administrative services an amount equal to 0.15% of the amount, if any, by which the shares held by National Life separate accounts exceed $25 million.

These arrangements may change from time to time, and may include more Funds in the future.

TAX STATUS OF THE CONTRACTS

Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

Diversification Requirements. The Internal Revenue Code (Code) requires that the investments of each investment division of the separate account underlying the Contracts be “adequately diversified” in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.

Owner Control. In some circumstances, owners of variable annuity contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of our Contracts, we believe that the Owner of a Contract should not be treated as the owner of the assets of the separate account. We reserve the right to modify the Contracts to bring them into conformity with applicable standards should such modification be necessary to prevent Contract Owners from being treated as the owner of the underlying assets of the separate account asset.

Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an owner of the Contract. Specifically, section 72(s) requires that (a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner’s death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner’s death. These requirements will be considered satisfied as to any portion of a owner’s interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner’s death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated 2 beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner.

The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

2

Other rules may apply to Qualified Contracts.

DISTRIBUTION OF THE CONTRACTS

ESI is responsible for distributing the Contracts pursuant to a distribution agreement with us. ESI serves as principal underwriter for the Contracts. ESI, a Vermont corporation and an affiliate of National Life, is located at One National Life Drive, Montpelier, Vermont 05604.

We offer the Contracts to the public on a continuous basis through ESI. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.

ESI offers the Contracts through its sales representatives. ESI has also entered into selling agreements with other broker-dealers for sales of the Contracts through their sales representatives. Sales representatives must be licensed as insurance agents and appointed by us.

We pay commissions to ESI for sales of the Contracts.

Commissions paid on the Contracts, as well as other incentives or payments, are not charged directly to the Contract Owners or the Variable Account. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract.

ESI received sales compensation in connection with the Contracts in the following amounts during the periods indicated:

Fiscal Year	Aggregate Amount of Commissions Paid	Aggregate Amount of Commissions Retained by ESI
	to ESI*	After Payments to its Registered Persons and Other
Broker-Dealers
2004	$ 5,496,577	$ 441,162
2005	$ 3,997,084	$ 389,450
2006	$ 3,679,439	$ 335,597
* Includes sales compensation paid to registered persons of ESI.

From time to time National Life, in conjunction with ESI, may conduct special sales programs.

SAFEKEEPING OF ACCOUNT ASSETS

National Life holds the title to the assets of the Variable Account. The assets are kept physically segregated and held separate and apart from the Company’s General Account assets and from the assets in any other separate account.

Records are maintained of all purchases and redemptions of Fund shares held by each of the Subaccounts.

STATE REGULATION

National Life is subject to regulation and supervision by the Insurance Department of the State of Vermont which periodically examines its affairs. It is also subject to the insurance laws and regulations of all jurisdictions where it is authorized to do business. A copy of the Contract form has been filed with, and where required approved by, insurance officials in each jurisdiction where the Contracts are sold. National Life is required to submit annual statements of its operations, including financial statements, to the insurance departments of the various jurisdictions in which it does business for the purposes of determining solvency and compliance with local insurance laws and regulations.

RECORDS AND REPORTS

National Life will maintain all records and accounts relating to the Variable Account. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, reports containing such information as may be required under the Act or by any other applicable law or regulation will be sent to Contract Owners semi-annually at the last address known to the Company.

3

LEGAL MATTERS

All matters relating to Vermont law pertaining to the Contracts, including the validity of the Contracts and National Life’s authority to issue the Contracts, have been passed upon by Kerry A. Jung, Senior Counsel of National Life. Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to the Federal securities laws.

EXPERTS

The financial statements of National Life as of and for the years ended December 31, 2006 and 2005, and the financial statements of the Variable Account as of and for the years ended December 31, 2006 and 2005, which are included in this Statement of Additional Information and in the registration statement, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, of 100 Pearl Street, Hartford, Connecticut 06103 , as set forth in its report included herein, and are included herein in reliance upon such report and upon the authority of such firm as experts in accounting and auditing.

OTHER INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933 as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC at 100 F Street, N.E., Washington, D.C. 20549.

FINANCIAL STATEMENTS

The financial statements of National Life and of the relevant Subaccounts of the Separate Account appear on the following pages. The 2004 and 2003 financial statements of National Life filed with the SEC on May 2, 2005 (Post-Effective Amendment No. 18, SEC File Nos. 811-08015 and 333-19583) are incorporated herein by reference. The financial statements of National Life should be distinguished from the financial statements of the Separate Account and should be considered only as bearing upon National Life’s ability to meet its obligations under the Policies.

4

FINANCIAL STATEMENTS–STATUTORY-BASIS

National Life Insurance Company
For the Years Ended December 31, 2006 and 2005
with Report of Independent Auditors

National Life Insurance Company

Financial Statements
Statutory-Basis

Years ended December 31, 2006 and 2005

PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, CT 06103
Telephone (860) 241 7000
Facsimile (860) 241 7590

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Stockholder of
National Life Insurance Company:

We have audited the accompanying statutory statements of admitted assets, liabilities, and capital and surplus of National Life Insurance Company (the "Company") as of December 31, 2006 and 2005, and the related statutory statements of income, capital and surplus, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note A to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Vermont Department of Banking, Insurance, Securities and Health Care Administration, which practices differ from accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between such practices and accounting principles generally accepted in the United States of America are material and are disclosed in Note A.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31,2006 and 2005, or the results of its operations or its cash flows for the years then ended.

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, capital stock and surplus of the Company as of December 31, 2006 and 2005, and the results of its operations and its cash flows for the years then ended, on the basis of accounting described in Note A.

April 13, 2007

National Life Insurance Company

Balance Sheets — Statutory Basis

	December 31
	2006	2005
	(In Thousands)
Admitted assets
Cash and invested assets:
Bonds	$4,691,832	$4,657,465
Preferred stocks	88,219	70,644
Common stocks	304,860	261,315
Mortgage loans	861,229	910,544
Real estate	46,111	46,764
Contract loans	564,281	570,647
Cash and short-term investments	129,752	4,727
Other invested assets	158,356	140,005
Total cash and invested assets	6,844,640	6,662,111

Deferred and uncollected premiums	73,569	73,806
Accrued investment income	78,592	79,349
Federal income taxes recoverable	–	722
Net deferred tax asset	71,723	76,982
Receivables from affiliates	9,786	11,534
Other admitted assets	125,946	125,660
Separate account assets	944,733	843,072

Total admitted assets	$8,148,989	$7,873,236

	December 31
	2006	2005
	(In Thousands)
Liabilities and capital and surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$5,271,613	$5,242,059
Accident and health reserves	516,278	518,829
Liability for deposit-type contracts	192,184	167,159
Unpaid policy and contract claims	36,560	28,241
Policyholders’ dividends	126,161	124,068
Other policy and contract liabilities	3,834	4,277
Total policy and contract liabilities	6,146,630	6,084,633

Employee and agent benefits	101,035	98,399
Minimum pension benefit obligation	52,757	60,410
Interest maintenance reserve	39,243	61,021
Asset valuation reserve	72,460	67,053
Federal income taxes payable	753	–
Payable for securities	28,547	–
Payable to subsidiary	15,330	–
Other liabilities	42,869	38,130
Separate account liabilities	941,376	840,125
Total liabilities	7,441,000	7,249,771
Commitments and contingencies
Capital and surplus:
Common stock, $1 par value:
Authorized – 2.5 million shares
Issued and outstanding 2.5 million shares	2,500	2,500
Additional paid-in surplus	107,123	107,123
Unassigned surplus	598,366	513,842
Total capital and surplus	707,989	623,465
Total liabilities and capital and surplus	$8,148,989	$7,873,236

The accompanying notes are an integral part of these statements.

National Life Insurance Company

Statements of Operations — Statutory Basis

	Year ended December 31
	2006	2005
	(In Thousands)
Premiums and other revenue:
Premiums and annuity considerations for life and accident and health contracts	$559,229	$559,536
Considerations for supplementary contracts with life contingencies	3,370	2,386
Net investment income	443,748	491,821
Amortization of interest maintenance reserve	4,151	3,992
Other expenses	(18,131)	(2,773)
Total premiums and other revenue	992,367	1,054,962
Benefits paid or provided:
Death benefits	145,260	141,405
Annuity benefits	68,204	61,198
Surrender benefits and other fund withdrawals	291,720	278,825
Other benefits	39,246	31,582
Increase in policy reserves	57,227	86,141
Total benefits paid or provided	601,657	599,151
Insurance expenses:
Commissions	46,072	43,437
General and administrative expenses	124,192	116,968
Insurance taxes, licenses, and fees	12,350	13,139
Net transfers to separate accounts	8,074	23,931
Total insurance expenses	190,688	197,475
Gain from operations before dividends to policyholders, income taxes,
and net realized capital losses	200,022	258,336
Dividends to policyholders	121,254	119,561
Gain from operations before income taxes and net realized capital losses	78,768	138,775
Federal income tax expense (benefit)	(2,051)	12,437
Gain from operations before net realized capital losses	80,819	126,338
Net realized capital losses	(1,109)	(33,965)
Net income	$79,710	$92,373

The accompanying notes are an integral part of these statements.

National Life Insurance Company

Statements of Changes in Capital and Surplus — Statutory Basis

Years ended December 31, 2006 and 2005

				Total
	Common	Paid-In	Unassigned	Capital and
	Stock	Surplus	Surplus	Surplus
Balances at January 1, 2005	$2,500	$107,123	$432,814	$542,437
Net income	–	–	92,373	92,373
Net change in difference between cost
and admitted asset investment
amounts, net of deferred tax effects	–	–	(7,945)	(7,945)
Change in asset valuation reserve	–	–	10,200	10,200
Change in minimum pension benefit
obligation, net of deferred tax effects	–	–	(21,300)	(21,300)
Change in non-admitted assets	–	–	62,593	62,593
Change in deferred tax asset	–	–	(54,580)	(54,580)
Dividends to stockholder	–	–	(9,312)	(9,312)
Other adjustments to surplus, net	–	–	8,999	8,999
Balances at December 31, 2005	2,500	107,123	513,842	623,465
Net income	–	–	79,710	79,710
Net change in difference between cost
and admitted asset investment
amounts, net of deferred tax effects	–	–	33,824	33,824
Change in asset valuation reserve	–	–	(5,406)	(5,406)
Change in minimum pension benefit
obligation, net of deferred tax effects	–	–	4,974	4,974
Change in non-admitted assets			(20,774)	(20,774)
Change in deferred tax asset	–	–	1,815	1,815
Dividends to stockholder	–	–	(10,000)	(10,000)
Other adjustments to surplus, net	–	–	381	381
Balances at December 31, 2006	$2,500	$107,123	$598,366	$707,989

The accompanying notes are an integral part of these statements.

     National Life Insurance Company

 Statements of Cash Flow – Statutory Basis

	Year ended December 31
	2006	2005
Operating activities:	(In Thousands)
Premiums, policy proceeds, and other considerations received,
net of reinsurance paid	$562,070	$563,748
Net investment income received	448,405	498,578
Benefits paid	(535,512)	(518,232)
Net transfers to Separate Accounts	(5,835)	(23,741)
Insurance expenses paid	(183,824)	(172,376)
Dividends paid to policyholders	(119,161)	(129,191)
Federal income taxes (paid) recovered	9,292	(4,473)
Other income received, net of other expenses paid	(18,004)	(4,340)
Net cash provided by operations	157,431	209,973

Investment activities:
Proceeds from sales, maturities, or repayments of investments:
Bonds	1,472,441	1,731,219
Stocks	17,969	12,703
Mortgage loans	189,451	143,392
Real estate	811	2,231
Other invested assets	25,466	99,811
Miscellaneous proceeds	34,837	207
Total proceeds from sales, maturities, or repayments of
investments	1,740,975	1,989,563
Cost of investments acquired:
Bonds	(1,552,072)	(1,974,676)
Stocks	(19,967)	(30,348)
Mortgage loans	(138,017)	(104,989)
Real estate	(2,043)	(1,789)
Other invested assets	(41,369)	(148,115)
Miscellaneous applications	(952)	(9,345)
Total cost of investments acquired	(1,754,420)	(2,269,262)
Net change in contract loans	6,366	13,405
Net cash used in investing activities	(7,079)	(266,294)

Financing and miscellaneous activities:
Other cash provided (applied):
Borrowings
Deposits on deposit-type contract funds and other liabilities
without life contingencies	(13,855)	(16,387)
Dividends to shareholder	(10,000)	–
Other cash provided (applied)	(1,472)	36,770
Net cash provided by (used in) financing and miscellaneous
activities	(25,327)	20,383

Net increase (decrease) in cash and short-term investments	125,025	(35,938)
Cash and short-term investments:
Beginning of year	4,727	40,665
End of year	$129,752	$4,727

The accompanying notes are an integral part of these statements.

     National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2006

A. Significant Accounting Policies

Description of Business

National Life Insurance Company (the “Company”) is primarily engaged in the development and distribution of traditional and universal individual life insurance and annuity products. Through affiliates, it also provides distribution and investment advisory services to the Sentinel Group Funds, Inc., a family of mutual funds. The Company’s insurance and annuity products are primarily marketed through a general agency system. On January 1, 1999, pursuant to a mutual holding company reorganization, the Company converted from a mutual to a stock life insurance company. This reorganization was approved by policyowners of National Life and was completed with the approval of the Vermont Commissioner of Insurance (the “Commissioner”).

Concurrent with the conversion to a stock life insurance company, National Life established and began operating the Closed Block. The Closed Block was established on January 1, 1999 pursuant to regulatory requirements as part of the reorganization into a mutual holding company corporate structure. The Closed Block was established for the benefit of policyholders of participating policies inforce at December 31, 1998. Included in the block are traditional dividend paying life insurance policies, certain participating term insurance policies, dividend paying flexible premium annuities, and other related liabilities. The Closed Block was established to protect the policy dividend expectations related to these policies. The Closed Block is expected to remain in effect until all policies within the Closed Block are no longer inforce. Assets assigned to the Closed Block at January 1, 1999, together with projected future premiums and investment returns, are reasonably expected to be sufficient to pay out all future Closed Block policy benefits. Such benefits include policyholder dividends paid out under the current dividend scale, adjusted to reflect future changes in the underlying experience.

All of the Company’s outstanding shares are currently held by its parent, NLV Financial Corp (“NLVF”), which is the wholly-owned subsidiary of National Life Holding Company (“NLHC”). NLHC and its subsidiaries (including the Company) are collectively known as the National Life Group. The Company is licensed in all 50 states and the District of Columbia. Approximately 27% of total collected premiums and deposits are from residents of the states of New York and California.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements (continued)

A. Significant Accounting Policies (continued)

Basis of Presentation

The accompanying financial statements of the Company have been prepared in conformity with statutory accounting practices prescribed or permitted by the State of Vermont Department of Banking, Insurance, Securities and Health Care Administration (the “Department”), which is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America (“GAAP”).

The Department recognizes only statutory accounting practices prescribed or permitted by the State of Vermont for determining solvency under Vermont Insurance Law. The National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures Manual – version effective January 1, 2001 (and as amended) (“NAIC SAP”), has been adopted as a component of prescribed or permitted practices by the Department. NAIC SAP consists of Statements of Statutory Accounting Principles (“SSAPs”) and other authoritative guidance. Although no such practices were in effect at the Company as of December 31, 2006, the Commissioner has the right to permit specific practices that deviate from NAIC SAP.

There are significant differences between statutory accounting practices and GAAP. Under statutory accounting practices:

Investments: Investments in bonds are reported at amortized cost or market value based on their National Association of Insurance Commissioners (“NAIC”) rating; for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of shareholder’s equity for those designated as available-for-sale.

Investments in real estate are reported net of related obligations, if any, rather than on a gross basis. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as required under GAAP, and investment income and operating expenses include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than income as would be required under GAAP.

Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the

National Life Insurance Company

Notes to Statutory-Basis Financial Statements (continued)

A. Significant Accounting Policies (continued)

Basis of Presentation (continued)

collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans as a result of a temporary impairment are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual securities sold in five-year bands. That net deferral is reported as the “interest maintenance reserve” in the accompanying balance sheets. Realized gains and losses are reported in income, net of federal income tax and transfers to the interest maintenance reserve. Under GAAP, realized capital gains and losses would be reported in the income statement on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The “asset valuation reserve” provides a valuation allowance for invested assets. The asset valuation reserve is determined by an NAIC-prescribed formula with changes reflected directly in unassigned surplus; the asset valuation reserve is not recognized under GAAP.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs would be amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

Subsidiary: The accounts and operations of the Company’s subsidiary are not consolidated with the operations of the Company as would be required under GAAP.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements (continued)

A. Significant Accounting Policies (continued)

Basis of Presentation (continued)

Nonadmitted Assets: Certain assets designated as “nonadmitted,” principally certain fixed asset balances, a portion of the Company’s deferred tax asset balance, and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures manual are excluded from the accompanying balance sheets and are charged directly to unassigned surplus.

Universal Life and Annuity Policies: Revenues for universal life and annuity policies with mortality or morbidity risk consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance: Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP. Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Employee Benefits: For purposes of calculating the Company’s pension and postretirement benefit obligation, only vested participants and current retirees are included in the valuation. Under GAAP, active participants not currently eligible would also be included in the liability estimate.

Deferred Income Taxes: Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance

National Life Insurance Company

Notes to Statutory-Basis Financial Statements (continued)

A. Significant Accounting Policies (continued)

Basis of Presentation (continued)

sheet date or 10% of capital and surplus excluding any net deferred tax assets, EDP equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are nonadmitted. Deferred taxes do not include amounts for state taxes. Under GAAP, states taxes are included in the computation of deferred taxes, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not realizable.

Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies.

Statements of Cash Flow: Cash and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash includes cash balances and investments with initial maturities of three months or less.

A reconciliation of net income and capital and surplus of the Company as determined in accordance with statutory accounting practices to amounts determined in accordance with GAAP is as follows:

	Net Income (Loss)		Capital and Surplus
	Year ended December 31		December 31
	2006	2005	2006	2005
	(In Thousands)
Statutory-basis amounts	$79,710	$92,373	$707,989	$623,465
Add (deduct) adjustments:
Investments	52,815	46,194	290,629	329,133
Policy acquisition costs	7,074	(17,173)	473,939	466,865
Nonadmitted assets	–	–	134,505	113,731
Policyholder reserves	15,085	16,206	(198,729)	(213,065)
Policyholder dividends	(9,646)	(1,335)	50,751	59,752
Sales practices litigation
provision	–	2,526	–	–
Asset valuation reserve	–	–	72,460	67,053
Interest maintenance
reserve	(21,778)	(3,722)	39,243	61,021
Income taxes	(20,263)	(9,866)	(97,341)	(77,910)
Other comprehensive
income, net	–	–	(41,602)	(81,578)
Other, net	3,187	6,798	(32,064)	(35,825)
GAAP-basis amounts	$106,184	$132,001	$1,399,780	$1,312,642

National Life Insurance Company

Notes to Statutory-Basis Financial Statements (continued)

A. Significant Accounting Policies (continued)

Basis of Presentation (continued)

Other significant accounting practices are as follows:

Investments

Bonds, preferred stocks, common stocks, and short-term investments are reported at values prescribed by the NAIC, as follows:

Bonds not backed by other loans are principally stated at amortized cost using the interest method.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities.

Investments in preferred stock are reported at cost.

Common stocks of non-affiliates are reported at market value as determined by the Securities Valuation Office of the NAIC and the related unrealized capital gains/(losses) are reported in unassigned surplus along with any adjustment for federal income taxes.

Cash includes cash equivalents. Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost.

Short-term investments include investments with maturities of one year or less at the time of acquisition (except for cash equivalents classified as cash) and are principally stated at amortized cost.

The affiliated common stock is carried at the down-stream insurance subsidiary’s statutory capital and surplus less surplus notes issued to NLVF plus admissible statutory goodwill.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements (continued)

A. Significant Accounting Policies (continued)

Investments (continued)

Mortgage loans are reported at unpaid principal balances, less allowance for impairments, if any. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines foreclosure is probable, the impairment is considered other than temporary. At that time, the mortgage loan is written down and a realized loss is recognized.

Contract loans are reported at unpaid principal balances.

Real estate occupied by the Company and real estate held for the production of income are reported at depreciated cost net of related obligations, if any. Real estate that the Company has the intent to sell is reported at the lower of depreciated cost or fair value, net of related obligations, if any. Depreciation is calculated on a straight-line basis over the estimated useful lives of the properties.

The Company’s futures contracts qualify for hedge accounting and are included in other invested assets and are carried at quoted market values with changes in fair value and gains and losses upon expiration included in net investment income, in accordance with SSAP 86.

The Company has minor ownership interests in several joint ventures. The Company generally carries these interests based on the underlying audited GAAP equity of the investee.

Realized capital gains and losses are determined using the specific identification basis. Changes in admitted asset carrying amounts of investments are credited or charged directly to unassigned surplus.

The Company periodically lends certain bonds to approved counterparties to enhance the yield of its bond portfolio. The Company receives cash collateral for at least 102% of the market value of securities loaned. Collateral adequacy is evaluated daily and periodically adjusted for changes in the market value of securities loaned. The carrying values of securities loaned are unaffected by the transaction.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements (continued)

A. Significant Accounting Policies (continued)

Asset Valuation Reserve and Interest Maintenance Reserve

The Asset Valuation Reserve (“AVR”) is designed to stabilize unassigned surplus from default losses on bonds, preferred stocks, mortgages, real estate and other invested assets and from fluctuations in the value of common stocks. The AVR is calculated as prescribed by the NAIC.

The IMR defers interest rate related after-tax capital gains and losses on fixed income investments and amortizes them into income over the remaining lives of the securities sold. IMR amortization is included in net investment income. The Company uses the seriatim method for the amortization of IMR.

Nonadmitted Assets

In accordance with regulatory requirements, certain assets, including certain deferred tax assets, prepaid expenses, furniture and equipment, and internally developed software, are excluded from the balance sheet. The net change in these assets is included in change in nonadmitted assets in the Statements of Changes in Capital and Surplus.

Goodwill

Goodwill is amortized over 10 years using the straight-line method and is periodically evaluated for recoverability.

Property and Equipment

Property and equipment is reported at depreciated cost. Real property owned by the Company is primarily depreciated over 39.5 years using the straight-line method. Furniture and equipment is depreciated using accelerated depreciation methods over five years and three years, respectively. EDP equipment and software is depreciated for a period not exceeding three years.

Corporate Owned Life Insurance

The Company holds life insurance contracts on certain members of management and other key individuals. The total cash surrender value of these Corporate Owned Life Insurance (“COLI”) contracts was $99.8 million and $96.2 million at December 31, 2006 and 2005, respectively, and is included in other assets. COLI income includes the net change in cash surrender value and any benefits received. COLI income was $6.2 million and $7.0 million in 2006 and 2005, respectively, and is included in other income.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements (continued)

A. Significant Accounting Policies (continued)

Recognition of Insurance Income and Related Expenses

Annual premiums and related reserve increases on traditional life insurance policies are recorded at each policy anniversary. Premiums and related reserve increases on annuity contracts and universal life policies are recorded when premiums are collected. Premiums from disability income policies are recognized as revenue over the period to which the premiums relate. Commissions and other policy and contract costs are expensed as incurred. First-year policy and contract costs and required additions to policy and contract reserves generally exceed first-year premiums.

Benefit Reserves

Policy reserves for life, annuity and disability income contracts are developed using accepted actuarial methods. Actuarial factors used in determining life insurance reserves are based primarily upon the 1941, 1958, and 1980 Commissioners’ Standard Ordinary (“CSO”) mortality tables. Methods used to calculate life reserves consist primarily of net level premium, Commissioners’ Reserve Valuation Method, and modified preliminary term, with valuation interest rates ranging from 2.0% to 6.0%.

The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium beyond the date of death. Surrender values are not promised in excess of the legally computed reserves.

Extra premiums are charged for substandard lives in addition to the gross premium for a true age. Reserves are determined by computing mean reserves using standard mortality, then calculating a substandard extra reserve. Where the extra premium is a flat extra, the extra reserve is equal to one-half the flat extra premium charge for the year. For policies with a percentage extra rating, the extra reserve is defined as the difference between mean reserves calculated using standard valuation mortality and mean reserves calculated using valuation mortality adjusted by the percentage rating. No substandard extra reserves are held after 20 years.

Reserves for individual annuities are determined principally using the Commissioners’ Annuity Reserve Valuation Method, based on A-1949, 1983, and 2000 annuity tables with valuation interest rates from 2.0% to 9.0%. Liabilities for losses and loss/claim adjustment expenses for accident and health contracts are estimated by using statistical claim development models. Active life disability income reserves are determined primarily using the Commissioners’ Disability 1964 table with the 1958 CSO mortality table and Commissioners’ Individual Disability Table A morbidity tables with the 1980 CSO mortality tables.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements (continued)

A. Significant Accounting Policies (continued)

Benefit Reserves (continued)

Valuation interest rates for active life reserves range from 3.0% to 6.0%. Disability income reserves are based on expected experience at 4.5% interest and exceed statutory minimum reserves. The Company anticipates investment income as a factor in the premium deficiency calculation. Tabular components of reserves are calculated in accordance with NAIC instructions and, as appropriate, have been compared to related contract rates for reasonableness.

Policy and Contract Claims

Unpaid claims on accident and health policies represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31. The Company discounts its claim reserves for long-term disability using disability tables and discount rates approved by the Department. Reserves for unpaid claims are estimated using individual case-basis valuations and statistical analyses. Those estimates are subject to the effects of trends in claim severity and frequency. Although considerable variability is inherent in such estimates, management believes that the reserves for unpaid claims are adequate. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

Reinsurance

Reinsurance premiums and benefits paid or provided are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

Guaranty Fund and Other Assessments

A liability for guaranty fund and other assessments is accrued after an insolvency has occurred.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements (continued)

A. Significant Accounting Policies (continued)

Dividends to Policyholders

The Company issued all of its traditional life insurance and certain annuity policies on a participating basis. The Company’s universal life policies, most annuities, and disability income policies are issued on a non-participating basis. Term life insurance, while on a participating basis, currently receives no dividend. Liabilities for policyholders’ dividends primarily represent amounts estimated to be paid or credited in the subsequent year. The amount of policyholder dividends to be distributed is based upon a scale which seeks to reflect the relative contribution of each group of policies to the Company’s overall operating results. The dividend scale is approved annually by the Company’s Board of Directors.

Separate Accounts

Separate account assets represent segregated funds held for the benefit of certain variable annuity, variable life, pension policyholders, and the Company’s pension plans. Separate account liabilities represent the policyholders’ share of separate account assets. The Company also participates in certain separate accounts. Policy values funded by separate accounts reflect the actual investment performance of the respective accounts and are generally not guaranteed. Investments held in the separate accounts are primarily common stocks, bonds, mortgage loans, and real estate and are carried at fair value.

The Company has approximately $1.1 million of reserves for minimum death benefit guarantees on variable annuities at both December 31, 2006 and 2005. These benefits include a provision that allows withdrawals by policyholders to adjust the death benefit guarantee on a “dollar for dollar” basis, which increases the risk profile of this benefit. Partial withdrawals from policies issued after November 1, 2003 will use the pro-rata method subject to state approval. Policyholder partial withdrawals to date have not been significant. The Company assumes no partial withdrawals in its calculation of minimum death benefit guarantee reserves, but does include partial withdrawals in asset adequacy testing.

Federal Income Taxes

The Company files its federal income tax returns as a member of a consolidated federal income tax return of its upstream parent NLHC and other affiliated subsidiaries. Under a written tax sharing agreement approved by the Board of Directors, taxes are allocated among members of the group based upon separate return calculations with current credit for net losses.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements (continued)

A. Significant Accounting Policies (continued)

Federal Income Taxes (continued)

Deferred income tax assets and liabilities are recognized based upon temporary differences between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws. Deferred income tax assets are subject to admissibility criterion based upon the expected reversal of temporary timing differences, the Company’s level of capital and surplus, and any deferred income tax liabilities. Unrealized gains and losses are presented net of related changes in deferred taxes. The net change in other deferred taxes is recorded in adjustments to unassigned surplus.

Use of Estimates

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of admitted assets, liabilities, income, and expenses, and related disclosures in the notes to financial statements. Actual results could differ from estimates.

Reclassifications

Certain 2005 amounts have been reclassified to conform to the 2006 presentation.

B. Business Combinations and Goodwill

On July 2, 1999, National Financial Services (“NFS”), a wholly-owned subsidiary of the Company, acquired the outstanding one-third interest in LSW National Holdings, Inc. (“LSWNH”), the parent of Dallas, Texas based Life Insurance Company of the Southwest (“LSW”). NFS had previously purchased a two-thirds interest in LSWNH in February 1996. LSW is licensed in 49 states and specializes in the sale of individual annuities and universal life insurance. The transactions were accounted for as statutory purchases. Initial statutory basis goodwill was $73.1 million.

In late 2005, the Company dissolved NFS and now holds 100% of the outstanding stock of LSWNH. Prior to dissolution, NFS had $80.0 million of debt. NFS had cumulative operating losses, primarily due to the servicing of the debt. As a result of these losses, the company had recorded an unrealized loss of $31.5 million with respect to its investment in NFS prior to the date of dissolution. In connection with the dissolution of NFS, the Company recognized realized losses of $31.5 million with a corresponding reduction in unrealized losses.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements (continued)

B. Business Combinations and Goodwill (continued)

Goodwill amortization relating to LSWNH was $7.4 million for 2006 and 2005.

Total admitted goodwill was $0.6 million and $8.0 million at December 31, 2006 and 2005, respectively.

Total nonadmitted goodwill at December 31 was $0 for both 2006 and 2005.

C. Investments

The amortized cost and the fair or comparable value of investments in bonds and preferred stocks are summarized as follows:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(In Thousands)
At December 31, 2006
Bonds:
U.S. government obligations	$33,869	$44	$170	$33,743
Government agencies, authorities
and subdivisions	119,496	1,762	1,327	119,931
Corporate:
Communications	337,839	19,733	3,494	354,078
Consumer & retail	369,486	9,878	4,373	374,991
Financial institutions	559,875	20,607	5,591	574,891
Industrial and chemicals	257,181	13,865	2,946	268,100
Other corporate	62,880	8,855	–	71,735
REITS	71,123	1,798	510	72,411
Transportation	49,576	3,762	257	53,081
Utilities	583,659	29,537	6,164	607,032
Total corporate	2,291,619	108,035	23,335	2,376,319

Private placements	430,437	16,781	4,182	443,036
Mortgage-backed securities	1,816,411	15,890	19,469	1,812,832
Total bonds	4,691,832	142,512	48,483	4,785,861

Preferred stocks	88,219	3,181	493	90,907
	$4,780,051	$145,693	$48,976	$4,876,768

National Life Insurance Company

Notes to Statutory-Basis Financial Statements (continued)

C. Investments (continued)

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(In Thousands)
At December 31, 2005
Bonds:
U.S. government obligations	$38,889	$161	$181	$38,869
Government agencies, authorities
and subdivisions	105,551	2,254	810	106,995
Corporate:
Communications	320,373	25,527	1,417	344,483
Consumer & retail	329,893	13,698	6,731	336,860
Financial institutions	657,765	36,388	4,530	689,623
Industrial and chemicals	201,621	16,539	1,979	216,181
Other corporate	63,470	12,320	–	75,790
REITS	75,711	2,412	486	77,637
Transportation	57,057	5,763	256	62,564
Utilities	613,093	44,190	3,145	654,138
Total corporate	2,318,983	156,837	18,544	2,457,276

Private placements	418,255	25,105	1,984	441,376
Mortgage-backed securities	1,775,787	15,223	32,905	1,758,105
Total bonds	4,657,465	199,580	54,424	4,802,621

Preferred stocks	70,644	4,518	180	74,982
	$4,728,109	$204,098	$54,604	$4,877,603

A summary of the amortized cost and fair value of the Company’s investments in bonds at December 31, 2006, by contractual maturity, is as follows:

	Amortized	Fair
	Cost	Value
	(In Thousands)
Years to maturity:
One or less	$142,106	$143,036
After one through five	561,555	584,294
After five through ten	1,141,237	1,150,347
After ten	1,030,523	1,095,352
Mortgage-backed securities	1,816,411	1,812,832
Total	$4,691,832	$4,785,861

The expected maturities in the foregoing table may differ from the contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements (continued)

C. Investments (continued)

The gross unrealized gains and losses on, and the cost and fair value of, the Company’s investments in common stocks are summarized as follows:

		Gross Unrealized	Gross Unrealized
	Cost	Gains	Losses	Fair Value
	(In Thousands)
At December 31, 2006:
Unaffiliated common stocks	$31,876	$7,066	$69	$38,873
Affiliated common stock	217,816	48,171	–	265,987
Total common stocks	$249,692	$55,237	$69	$304,860

At December 31, 2005:
Unaffiliated common stocks	$23,442	$1,301	$120	$24,623
Affiliated common stock	217,816	18,876	–	236,692
Total common stocks	$241,258	$20,177	$120	$261,315

National Life Insurance Company

Notes to Statutory-Basis Financial Statements (continued)

C. Investments (continued)

The following table shows the Company’s investment gross unrealized losses and fair value (after the effect of other-than-temporary impairments), aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2006 and 2005:

	Less Than 12 Months		12 Months or More		Total
		Gross		Gross		Gross
		Unrealized		Unrealized		Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
At December 31, 2006	(In Thousands)
Bonds:
U.S. government obligations	$24,995	$110	$2,337	$60	$27,332	$170
Government agencies, authorities
and subdivisions	10,003	1	73,689	1,326	83,692	1,327
Corporate:
Communications	62,491	1,789	33,373	1,705	95,864	3,494
Consumer & retail	127,475	2,321	76,983	2,052	204,458	4,373
Financial institutions	99,400	1,124	130,375	4,467	229,775	5,591
Industrial and chemicals	65,148	1,323	31,487	1,623	96,635	2,946
REITS	16,725	181	13,170	329	29,895	510
Transportation	16,345	257	–	–	16,345	257
Utilities	77,649	1,252	102,721	4,912	180,370	6,164
Total corporate	465,233	8,247	388,109	15,088	853,342	23,335

Private placements	54,797	553	114,017	3,629	168,814	4,182
Mortgage-backed securities	452,930	4,434	448,921	15,035	901,851	19,469
Total bonds	1,007,958	13,345	1,027,073	35,138	2,035,031	48,483

Preferred stocks	–	–	13,877	493	13,877	493
	$1,007,958	$13,345	$1,040,950	$35,631	$2,048,908	$48,976

National Life Insurance Company

Notes to Statutory-Basis Financial Statements (continued)

C. Investments (continued)

	Less Than 12 Months		12 Months or More		Total
		Gross		Gross		Gross
		Unrealized		Unrealized		Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
At December 31, 2005	(In Thousands)
Bonds:
U.S. government obligations	$31,920	$173	$267	$8	$32,187	$181
Government agencies, authorities
and subdivisions	74,201	810	–	–	74,201	810
Corporate:
Communications	57,960	1,336	4,910	81	62,870	1,417
Consumer & retail	91,470	2,478	15,728	4,253	107,198	6,731
Financial institutions	175,501	2,951	43,078	1,579	218,579	4,530
Industrial and chemicals	53,680	1,935	1,468	44	55,148	1,979
REITS	14,246	255	7,511	231	21,757	486
Transportation	11,629	256	–	–	11,629	256
Utilities	114,038	2,474	19,310	671	133,348	3,145
Total corporate	518,524	11,685	92,005	6,859	610,529	18,544

Private placements	89,360	1,213	18,970	771	108,330	1,984
Mortgage-backed securities	1,206,008	32,857	2,735	48	1,208,743	32,905
Total bonds	1,920,013	46,738	113,977	7,686	2,033,990	54,424

Preferred stocks	5,222	34	4,210	146	9,432	180
	$1,925,235	$46,772	$118,187	$7,832	$2,043,422	$54,604

Of the $13.3 million total unrealized losses on debt securities in the less than 12 months category, $8.2 million was in the corporate bond portfolio.

The $8.2 million unrealized losses on the corporate bond portfolio in the less than 12 months category are concentrated in the consumer and retail, communications, industrial and chemical, and utility sectors. During 2006, the 10 year US Treasury rate spiked from a low of 4.33% on January 17th to a high of 5.23% on June 28th and finished the year at 4.70%. These rate movements are the primary cause of the unrealized loss positions.

Of the $35.1 million total unrealized losses in the more than 12 months category, $15.0 million of unrealized losses was in the mortgage backed securities portfolio. Unrealized losses on mortgage backed securities purchased in 2005 and 2004 were $12.3 million and $2.2 million, respectively. All of these securities were rated AAA at acquisition and maintained that rating at December 31, 2006.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements (continued)

C. Investments (continued)

These unrealized losses are due to the higher level of market interest rates at December 31, 2006, compared to those at the time of purchase. The $15.0 million of unrealized losses on mortgage backed securities represents 1.67% of the aggregate fair value of the $901.9 million in mortgage backed securities with unrealized losses at December 31, 2006.

The $15.1 million unrealized losses on the corporate bond portfolio in the more than 12 months category are concentrated in the utility, financial institution, consumer and retail, and communications sectors. Virtually all of these securities trade at tighter spreads than when they were purchased but have unrealized losses due to an increase in interest rates since purchase.

Based on the facts and circumstances surrounding the individual securities and the Company’s ability and intent to hold the individual securities to maturity or recovery, the Company believes that the unrealized losses on these bonds at December 31, 2006 are temporary.

The Company recorded $2.7 million and $1.2 million of impairments on bonds in 2006 and 2005, respectively, and $0.4 million of impairments on preferred stocks in 2006. There were no impairments on preferred stocks in 2005.

Mortgage Loans and Real Estate

The distributions of mortgage loans and real estate at December 31 were as follows:

	2006	2005
Geographic Region
New England	6.1%	6.7%
Middle Atlantic	5.0	5.4
East North Central	13.7	11.5
West North Central	9.6	9.6
South Atlantic	24.9	25.3
East South Central	2.0	2.5
West South Central	11.6	10.3
Mountain	10.9	12.8
Pacific	16.2	15.9
	100.0%	100.0%

National Life Insurance Company

Notes to Statutory-Basis Financial Statements (continued)

C. Investments (continued)

	2006	2005
Property Type
Apartment	19.7%	23.0%
Retail	8.2	9.7
Office Building	42.4	39.9
Industrial	25.4	23.9
Hotel/Motel	1.0	1.0
Other Commercial	3.3	2.5
	100.0%	100.0%

The distribution of the book value of mortgages, classified by scheduled year of contractual maturity as of December 31, 2006 and 2005, is shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

	2006	2005
1 year or less	3.0%	4.0%
Over 1 through 3 years	15.8	9.6
Over 3 through 5 years	10.5	19.9
Over 5 through 10 years	49.5	46.0
Over 10 through 15 years	11.8	14.4
Over 15 through 20 years	7.2	4.8
Over 20 years	2.2	1.3
Total	100.0%	100.0%

The estimated fair value of mortgages at December 31, 2006 and 2005 was $875.5 million and $939.1 million, respectively. The fair value of mortgages was estimated as the average of the present value of future cash flows under different scenarios of future mortgage interest rates (including appropriate provisions for default losses) and related changes in borrower prepayments.

The maximum and minimum lending rates for mortgage loans during 2006 were 6.74% and 5.64%, and 7.85% and 5.33% during 2005. During 2006, the Company did not reduce the interest rate on any outstanding mortgage loans. During 2005, the Company reduced the interest rate on one outstanding mortgage loan with an unpaid balance of $2.3 million by 1.34%. The reduced interest rates on the loan restructured during 2005 was above or equal to market rates of interest on equivalent loans at the refinancing date.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements (continued)

C. Investments (continued)

Mortgage loans and related valuation allowances at December 31 were as follows:

	2006	2005
	(In Thousands)
Unimpaired loans	$861,229	$905,744
Impaired loans without valuation allowances	–	–
Subtotal	861,229	905,744
Impaired loans with valuation allowances	–	5,660
Related valuation allowances	–	(860)
Subtotal	–	4,800
Total	$861,229	$910,544

	2006	2005
Impaired loans:	(In Thousands)
Average recorded investment	$ 2,830	$ 5,660
Interest income recognized	37	340
Interest received	37	368

The Company had investments in loans restructured with below market rates of interest at the refinancing date of $5.6 million at December 31, 2005. The Company had no such investments in loans at December 31, 2006.

The Company accrues interest income on impaired loans to the extent it is deemed collectible (delinquent less than 90 days) and the loan continues to perform under its original or restructured contractual terms. Interest income on non-performing loans is generally recognized on a cash basis.

Allowance for credit losses on mortgage loans:

	2006	2005
	(In Thousands)
Balance at beginning of period	$860	$ 860
Additions charged to operations	–	–
Direct write-downs charged against the allowances	–	–
Recoveries of amounts previously charged off	(860)	–
Balance at the end of period	$–	$ 860

National Life Insurance Company

Notes to Statutory-Basis Financial Statements (continued)

C. Investments (continued)

Major categories of the Company’s net investment income are summarized as follows:

	Year ended December 31
	2006	2005
	(In Thousands)
Income
Bonds	$299,189	$290,546
Preferred stocks	7,910	5,190
Common stocks, unaffiliated	1,371	40,620
Common stocks, affiliated	17,718	1,535
Mortgage loans	72,399	71,841
Real estate*	8,283	8,454
Contract loans	32,594	33,843
Short-term investments and cash	2,601	1,582
Other invested assets	9,775	51,717
Other	3,068	449
Total investment income	454,908	505,777
Expenses
Depreciation	1,887	2,091
Other	9,273	11,865
Total investment expenses	11,160	13,956
Net investment income	$443,748	$491,821

* Includes amounts for the occupancy of company-owned property of $5,120,000 and $5,125,000 in 2006 and 2005, respectively.

There was no nonadmitted accrued investment income at December 31, 2006 and 2005.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements (continued)

C. Investments (continued)

Realized capital gains and losses are reported net of federal income taxes and amounts transferred to the IMR as follows:

	2006	2005
	(In Thousands)
Bonds and other debt securities
Gross gains	$12,077	$7,814
Gross losses	(33,521)	(9,112)
Preferred stocks, unaffiliated
Gross gains	4	828
Gross losses	(428)	–
Common stocks, unaffiliated
Gross gains	936	2,007
Gross losses	(18)	(258)
Common stocks, affiliated
Gross losses	–	(31,454)
Other
Gross gains	7,344	34
Gross losses	(2,007)	(5,249)
Net realized capital losses	(15,613)	(35,390)
Amount transferred to IMR	26,516	(693)
	10,903	(36,083)
Less federal income taxes on realized capital gains (losses) before
effect of transfer to IMR	(12,012)	2,118
Net realized capital losses	$(1,109)	$(33,965)

The Company had a 60% partnership interest in Lake Carlton Arms (“LCA”), a 1,812-unit apartment complex in Florida. The Company sold its interest in LCA in late 2006, which resulted in a gain of $7.3 million and is included in other gross gains on the schedule of realized capital gains and losses previously presented.

Loaned Securities

Collateral held and the corresponding liability for collateral held for loaned securities was $164.8 million and $166.9 million at December 31, 2006 and 2005, respectively. The fair value of the loaned securities was $161.6 million and $163.7 million at December 31, 2006 and 2005, respectively. The Company’s earnings with respect to its modified securities lending program were $0.5 million less expenses of $0.1 million in 2006 and $0.2 million less expenses of $0.1 million in 2005.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements (continued)

C. Investments (continued)

Loan-Backed Securities

Prepayment assumptions used in the calculation of the effective yield and valuation of loan-backed bonds and structured securities are based on available industry sources and information provided by lenders. The retrospective adjustment methodology is used for the valuation of securities held by the Company. The Company has elected to use book value as of January 1, 1994 as the cost for securities purchased prior to January 1, 1994 in lieu of historical cash flows.

Joint Ventures, Partnerships and Limited Liability Companies

The Company has no investments in joint ventures, partnerships or limited liability companies that exceed 10% of its admitted assets.

The Company recorded $1.4 million and $4.4 million of impairments on non-public joint ventures in 2006 and 2005, respectively. These joint ventures have underlying characteristics of common stock. Fair values utilized in determining impairments were determined by the Company based on the joint venture’s operating results.

Repurchase Agreements

The Company also periodically enters into repurchase agreements on U.S. Treasury securities to enhance the yield of its bond portfolio. These transactions are accounted for as financings as the securities received at the end of the repurchase period are identical to the securities transferred. Any repurchase liability is included in other liabilities. There were no open transactions at December 31, 2006 or 2005.

D. Nonadmitted Assets

The Company’s nonadmitted assets at December 31 are as follows:

	2006	2005
	(In Thousands)
Net deferred tax asset	$93,909	$91,953
Furniture and equipment	2,157	2,283
Software applications	10,492	6,923
Prepaid pension asset	20,591	5,517
Prepaid expenses	2,620	3,584
Other	4,735	3,470
Total nonadmitted assets	$134,504	$113,730

National Life Insurance Company

Notes to Statutory-Basis Financial Statements (continued)

E. Investment Products

The Company issues several different investment products, including flexible premium annuities, single premium deferred annuities and supplementary contracts not involving life contingencies. The book value of liabilities for these investment products was $735.6 million and $761.7 million at December 31, 2006 and 2005, respectively. The fair value of liabilities for these investment products was $744.0 million and $783.5 million at December 31, 2006 and 2005, respectively. The fair value of these liabilities was estimated as the average of the present value of future cash flows under different scenarios of future interest rates of A-rated corporate bonds and related changes in premium persistency and surrenders.

F. Reinsurance

For individual life products sold beginning in August 2004, the company increased the amount it retains to $2.0 million of risk on any person. Prior to that and beginning January 1, 2002, the Company generally retained no more than $1.0 million of risk on any person (excluding accidental death benefits and dividend additions). Reinsurance for life products is ceded under yearly renewable term, coinsurance, and modified coinsurance agreements with various reinsurers. Total individual life premiums ceded were $45.2 million and $41.8 million for the years ended December 31, 2006 and 2005, respectively, and are included as a reduction of insurance income. Total individual life insurance ceded was $20.9 billion and $19.5 billion of the $43.1 billion and $42.5 billion in force at December 31, 2006 and 2005, respectively. The Company has assumed a small amount of yearly renewable term reinsurance from non-affiliated insurers.

At December 31, 2006 and 2005, the Company did not have ownership or control over any non-affiliated reinsurers, and there were no policies reinsured outside the United States with companies owned or controlled by an affiliated entity.

There were no unilaterally cancelable reinsurance agreements (for reasons other than for nonpayment of premium or other similar credits) in effect at December 31, 2006 and 2005.

No reinsurance agreements were in force at December 31, 2006 and 2005 which could reasonably result in a payment to the reinsurer in excess of the total direct premiums collected. No new reinsurance agreements were enacted during the year which included life insurance policies inforce at the end of the previous year.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements (continued)

F. Reinsurance (continued)

Disability income products are significantly reinsured under coinsurance and modified coinsurance agreements primarily with Unum Provident Corporation (“UNUM”) where the Company cedes 80% of the experience risk on the block of business. The Company pays UNUM an interest rate of 7% on the reserves held by the Company. Total disability income premiums ceded in 2006 and 2005 were $33.5 million and $35.1 million, respectively. The Company’s agreements with UNUM meet risk transfer criteria to qualify for reinsurance accounting treatment as prescribed by the Department.

The Company would be liable with respect to any ceded insurance should any reinsurer be unable to meet its assumed obligations.

As of December 31, 2006 and 2005, the Company had $3.7 billion and $4.3 billion, respectively, of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Vermont. At December 31, 2006 and 2005, reserves on the above in force insurance totaled $65.2 million and $62.6 million, respectively, and are included in policy reserves.

At December 31, 2006 and 2005, there would be no significant change in the Company’s financial position if all reinsurance agreements were terminated.

G. Federal Income Taxes

The components of the net deferred tax asset at December 31 are as follows:

	2006	2005
	(In Thousands)
Total gross deferred tax assets	$245,115	$252,873
Total deferred tax liabilities	(79,483)	(83,939)
Net deferred tax asset	165,632	168,934
Deferred tax asset nonadmitted	(93,909)	(91,952)
Net admitted deferred tax asset	$71,723	$76,982

Current income taxes incurred consist of the following major components:

	2006	2005
Current income tax expense (benefit) on:	(In Thousands)
Operations	$(2,051)	$12,437
Capital gains/losses	3,123	(1,694)
Surplus	(30)	(60)
Total income tax expense (benefit)	$1,042	$10,683

National Life Insurance Company

Notes to Statutory-Basis Financial Statements (continued)

G. Federal Income Taxes (continued)

The main components of the deferred tax assets and liabilities at December 31 are as follows:

	2006	2005
	(In Thousands)
Deferred tax assets:
Reserves	$89,813	$94,197
Policy DAC	59,374	60,902
Policyholder dividends	22,423	22,054
Stocks	(2,390)	1,248
Bonds	(2,067)	(1,782)
Low income housing credits	–	2,367
Deferred compensation	57,786	58,614
Other	20,176	15,273
Total deferred tax assets	245,115	252,873

Nonadmitted deferred tax assets	(93,909)	(91,952)
Admitted deferred tax assets	151,206	160,921

Deferred tax liabilities:
Deferred intercompany gain	38,280	38,280
Premiums receivable	25,746	25,786
Net unrealized gains	5,871	3,432
Other invested assets	1,388	10,943
Depreciable assets	3,740	3,714
Other	4,458	1,784
Total deferred tax liabilities	79,483	83,939
Net deferred tax asset	$71,723	$76,982

The net change in nonadmitted deferred tax assets was as follows:

	2006	2005
	(In Thousands)
Net increase (decrease) in nonadmitted
deferred tax assets	$1,957	$(69,611)

National Life Insurance Company

Notes to Statutory-Basis Financial Statements (continued)

G. Federal Income Taxes (continued)

The change in net deferred income taxes is comprised of the following:

	2006	2005	Change
	(In Thousands)
Total deferred tax assets	$245,115	$252,873	$(7,758)
Total deferred tax liabilities	(79,483)	(83,939)	4,456
Net deferred tax asset	$165,632	$168,934	(3,302)
Less: tax effect of unrealized gains			2,439
Less: tax effect of increase in minimum pension
obligation			2,678
Adjusted change in gross deferred taxes			$1,815

The provision for federal income taxes incurred in 2006 is different from that which would be obtained by applying the statutory federal income tax rate of 35% to income before income taxes. The tax at the statutory rate and significant items causing this difference are as follows:

(In Thousands)
Operations and gains provision computed at
statutory rate	$22,104
Audit settlement	(2,034)
Dividends received deduction and tax
exempt interest	(8,222)
Interest maintenance reserve	(1,453)
COLI	(2,401)
Change in nonadmitted assets	(6,586)
Low income housing credits	(711)
Other	(1,470)
Total	$(773)

Current federal income tax provision	$1,042
Adjusted change in gross deferred taxes	(1,815)
Statutory federal income taxes	$(773)

NLHC files a consolidated tax return which includes all of its downstream subsidiaries including the Company. The method of allocation for federal income tax expense between the companies is pursuant to a written agreement approved by the Board of Directors. Allocation is based upon separate return calculations with current credit for net losses. Intercompany tax balances are settled annually.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements (continued)

G. Federal Income Taxes (continued)

Income taxes incurred that will be available for recoupment in the event of future net losses are as follows:

(In Thousands)
2006	$7,619
2005	9,223
2004	1,900

In 2005, pursuant to SSAP No. I0 Q&A 2.5, the Company modified its groupings of assets and liabilities. To incorporate a more detailed methodology, the Company separated premiums receivable from the underlying policy reserves. Deferred taxes are calculated separately for premium receivable and for policy reserves. The Company requested that the Department approve its change in methodology and such approval was granted on February 17, 2006 as a prescribed accounting practice. The effect of the change in methodology was to increase net deferred tax assets and surplus by $24.5 million at December 31, 2005.

H. Information Concerning Parent, Subsidiaries and Affiliates

On January 1, 2005, the Company entered into agreements with NRPA whereby the Company assumed the primary obligation for the servicing of all the Company’s non-qualified pension obligations. This included all the defined contribution deferred compensation plans, General Agents Pension Plan, and other benefit obligations previously transferred to NRPA. Invested assets and plan liabilities of approximately $125 million were transferred from NRPA to the Company.

During 2005, the Company dividended its interests of approximately $9.3 million in National Life Capital Management, Inc. (“NLCAP”) and Administrative Services, Inc. (“ASI”), wholly owned subsidiaries of the Company, to NLVF. Prior to the Company’s dividend of its interest in NLCAP to NLVF, NLCAP dividended assets of approximately $38.9 million to the Company.

In late 2005, the Company dissolved NFS and now holds 100% of the outstanding stock of LSWNH. Prior to dissolution, NFS had $80.0 million of debt. NFS had cumulative operating losses, primarily due to the servicing of the debt. As a result of these losses, the company had recorded an unrealized loss of $31.5 million with respect to its investment in NFS prior to the date of dissolution. In connection with the dissolution of NFS, the Company recognized realized losses of $31.5 million with a corresponding reduction in unrealized losses.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements (continued)

H. Information Concerning Parent, Subsidiaries and Affiliates (continued)

LSWNH dividended cash of approximately $17.7 million and $1.8 million to the Company during 2006 and 2005, respectively.

All intercompany transactions are settled on a current basis. Amounts payable or receivable at December 31 generally represent year end cost allocations, reinsurance transactions, and income taxes and are included in the accompanying Statements of Admitted Assets, Liabilities and Surplus.

No guarantees or undertakings on behalf of an affiliate resulting in a material contingent exposure of the Company’s surplus existed at December 31, 2006 and 2005.

The Company and several of its subsidiaries and affiliates share common facilities and employees. Expenses are periodically allocated according to specified reimbursement agreements. The Company had no agreements in place at December 31, 2006 to potentially move nonadmitted assets into subsidiaries or affiliates.

I. Benefit Plans

The Company sponsors a qualified defined benefit pension plan covering substantially all National Life Group employees (“HOEPP”). The plan is administered by the Company and is non-contributory, with benefits for Company employees hired prior to July 1, 2001 based on an employee’s retirement age, years of service, and compensation near retirement. Benefits for Company employees hired after June 30, 2001 and non-Company employees are based on the amount credited to the employee's account each year, which is a factor of the employee's age, service and compensation, increased at a specified rate of interest. Plan assets are primarily bonds and common stocks held in a Company separate account and funds invested in a general account group annuity contract issued by the Company. The Company also sponsors other non-qualified pension plans, including a non-contributory defined benefit plan for general agents that provides benefits based on years of service and sales levels, a non-contributory defined supplemental benefit plan for certain executives and a non-contributory defined benefit plan for retired directors. These non-qualified defined benefit pension plans are not separately funded. Participation costs for non-Company employees are allocated to subsidiaries and affiliates as appropriate.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements (continued)

I. Benefit Plans (continued)

The Company sponsors four defined benefit postretirement plans that provide medical, dental, and life insurance benefits to employees and agents. Substantially all employees and agents who began service prior to July 1, 2001 may be eligible for retiree benefits if they reach normal retirement age and meet certain minimum service requirements while working for the Company. Most of the plans are contributory, with retiree contributions adjusted annually, and contain cost sharing features such as deductibles and copayments. The plans are not funded and the Company pays for the plan benefits on a current basis. The plan costs are recognized as benefits are earned. These defined benefit plans are included in the other benefits category in the tables that follow.

At December 31, 1998, the Company entered into agreements with a downstream affiliate, NRPA, a wholly-owned subsidiary of NLCAP, whereby NRPA assumed the primary obligation for the servicing of certain deferred compensation, accrued vested General Agent pension plan, and other benefit obligations from the Company in exchange for a lump-sum payment. The Company remained contingently liable for these plans in the event that NRPA was unable to fulfill its contractual obligations. The Company also transferred its pension administration and servicing operations to NRPA at December 31, 1998. The Company transferred additional non-qualified pension obligations to NRPA between 1998 and 2004.

On January 1, 2005, the Company entered into agreements with NRPA whereby the Company assumed the primary obligation for the servicing of all the Company’s non-qualified pension obligations. This included all the defined contribution deferred compensation plans, General Agents Pension Plan, and other benefit obligations previously transferred to NRPA. Invested assets and plan liabilities of approximately $125 million were transferred from NRPA to the Company.

The following tables show the plans' combined funded status at December 31:

	Pension Benefits		Other Benefits
	2006	2005	2006	2005
	(In Thousands)
(1) Change in benefit obligation
Benefit obligation at beginning of year	$249,800	$150,205	$33,040	$27,429
Transfer-in from affiliate – PBO	–	91,240	–	–
Service cost	5,789	5,502	1,486	1,435
Interest cost	13,651	13,539	1,839	1,669
Actuarial (gain) loss	(5,846)	18,297	(69)	4,598
Transfer-in from affiliate – actuarial loss	–	(14,289)	–	–
Benefits paid	(14,860)	(14,055)	(2,166)	(2,091)
Curtailments	–	(639)	–	–
Benefit obligation at end of year	$248,534	$249,800	$34,130	$33,040

National Life Insurance Company

Notes to Statutory-Basis Financial Statements (continued)

I. Benefit Plans (continued)

	Pension Benefits		Other Benefits
	2006	2005	2006	2005
	(In Thousands)
(2) Change in plan assets
Fair value of plan assets at beginning of year	$108,682	$99,147	$–	$–
Actual return on plan assets	7,625	8,739	–	–
Employer contribution	22,300	7,081	–	–
Benefits paid	(6,902)	(6,285)	–	–
Fair value of plan assets at end of year	$131,705	$108,682	$–	$–

	Pension Benefits		Other Benefits
	2006	2005	2006	2005
	(In Thousands)
(3) Funded status
Unamortized prior service cost (benefit)	$(449)	$(508)	$–	$(841)
Unrecognized net loss	67,561	76,898	3,891	5,047
Additional funding for minimum pension liability	52,757	60,410	–	–
Remaining net obligation or net asset at initial date of application	–	–	4,430	5,168
Prepaid assets or (accrued liabilities)	(50,802)	(62,679)	(25,809)	(23,666)

	Pension Benefits		Other Benefits
	2006	2005	2006	2005
	(In Thousands)
(4) Benefit obligation for non-vested employees	$14,310	$16,620	$6,651	$7,879

The components of net periodic benefit cost are as follows:

	Pension Benefits		Other Benefits
	2006	2005	2006	2005
		(In Thousands)
Components of net periodic benefit cost
Service cost	$5,789	$5,502	$1,486	$1,435
Interest cost	13,651	13,539	1,839	1,669
Expected (return) on plan assets	(9,221)	(7,949)	–	–
Amortization of unrecognized transition obligation or transition asset	–	–	738	738
Amount of unrecognized gains and losses	5,086	4,074	1,087	(167)
Amount of prior service cost recognized	(59)	(66)	(841)	(841)
Total net periodic benefit cost	$15,246	$15,100	$4,309	$2,834

National Life Insurance Company

Notes to Statutory-Basis Financial Statements (continued)

I. Benefit Plans (continued)

The measurement date for all the plans was October 1 preceding the date of the balance sheet.

The total accumulated benefit obligation was $234.2 million and $233.8 million at December 31, 2006 and 2005, respectively.

The HOEPP prepaid pension asset of $20.6 million and $5.5 million at December 31, 2006 and 2005, respectively, is accounted for as a nonadmitted asset.

In 2006 a decrease of $7.6 million and in 2005 a increase of $32.8 million in the minimum pension liability were recorded as an adjustment to surplus. The minimum funding obligation liability at December 31, 2006 and 2005 was $52.8 million and $60.4 million, respectively. There were no admitted intangible pension assets at December 31, 2006 or 2005.

	Pension Benefits		Other Benefits
	2006	2005	2006	2005
Weighted-average assumptions as of Dec. 31
a. Discount rate	5.75%	5.50%	5.75%	5.50%
b. Rate of compensation increase	Varies -	Varies - based	N/A	N/A
	based on age	on age
c. Expected long-term rate of return on plan assets	8.00%	8.00%	N/A	N/A

The projected health care cost trend rate (“HCCTR”) for 2006 and 2005 was 10%. This projected rate declines linearly to 5% in 2011 and remains level thereafter.

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. Increasing the assumed HCCTR by one percentage point in each year would increase the accumulated postretirement benefit obligation (“APBO”) by about $3.1 million and increase the 2006 service and interest cost components of net periodic postretirement benefit cost by about $0.1 million. Decreasing the assumed HCCTR by one percentage point in each year would reduce the APBO by about $2.6 million and the 2006 service and interest cost components of net periodic postretirement benefit cost by about $0.1 million. The Company uses the straight-line method of amortization for prior service cost and unrecognized gains and losses.

Plan Asset Category	October 1, 2006	October 1, 2005
Bonds	39%	36%
Common stocks	58	60
Group annuity contract and other	3	4
Total	100%	100%

National Life Insurance Company

Notes to Statutory-Basis Financial Statements (continued)

I. Benefit Plans (continued)

Investments are selected pursuant to investment objectives, policy, and guidelines as approved by the Chief Investment Officer of the Company and by the Committee on Finance of the Company’s Board of Directors. The primary objective is to maximize long-term total return within the investment policy and guidelines. The Company’s investment policy for the plan assets is to achieve a target allocation of approximately 50%-75% stocks and 25%-50% bonds and other fixed income instruments when measured at fair value. Investments in the obligations of any one issuer, other than the United States of America government or its agencies, shall not exceed 5% of the total investment portfolio. Further, no more than 50% of the total investment portfolio shall be invested in any major industry group (for example, public utilities, industrial, mortgage-backed or asset-backed securities, etc.), and no more than 30% shall be invested in any sub-industry (for example, oil, gas, or steel).

The Company’s expected long-term rate of return of 8% is based upon an expected return on stock investments of 10%-11%, and a weighted expected return of 5%-6% on fixed income investments. These projections were based on the Company’s historical and projected experience and on long term projections by investment research organizations.

Projected benefit payments for defined benefit obligations and for projected Medicare Part D reimbursements for each of the five years following December 31, 2006, and in aggregate for the five years thereafter is as follows (in thousands):

			Projected Medicare
	Projected Pension	Projected Other	Part D
Year	Benefit Payments	Benefit Payments	Reimbursements
	(In Thousands)
2007	$16,284	$2,524	$ 210
2008	16,273	2,645	230
2009	16,155	2,731	250
2010	16,209	2,854	269
2011	16,470	2,937	286
2012-2016	90,404	15,163	1,689

The Company’s expected 2007 contribution into its separately funded defined benefit pension plan is $6.0 million. The Company may elect to make smaller or larger contributions in 2007, subject to regulatory requirements and maximum contribution limitations.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements (continued)

I. Benefit Plans (continued)

The Company provides 401-K plans for its employees. For employees hired prior to July 1, 2001, up to 3% of an employee's salary may be invested by the employee in a plan and matched by funds contributed by the Company subject to applicable maximum contribution guidelines. Employees hired prior to July 1, 2001, and below specified levels of compensation also receive a foundation contribution of 1.5% of compensation. Employees beginning service after June 30, 2001 will receive a 50% match on up to 6% of an employee’s salary, subject to applicable maximum contribution guidelines. Additional employee voluntary contributions may be made to the plans subject to contribution guidelines. Accumulated funds may be invested by the employee in a group annuity contract with the Company or in mutual funds (several of which are sponsored by an affiliate of the Company). Vesting and withdrawal privilege schedules are attached to the Company's matching contributions. Plan assets invested in the mutual funds are outside the Company and as such are excluded from the Company's assets and liabilities. The Company’s contribution to 401-K plans for its employees was $1.1 million and $1.0 million for the years ended December 31, 2006 and 2005, respectively.

The Company also provides a 401-K plan for it’s regular full-time agents whereby accumulated funds may be invested by the agent in a group annuity contract with the Company or in mutual funds (several of which are sponsored by an affiliate of the Company). Total annual contributions can not exceed certain limits which vary based on total agent compensation. No Company contributions are made to the plan. Plan assets invested in the mutual funds are outside the Company and as such are excluded from the Company's assets and liabilities. The Company’s contribution to its 401-K plan for agents was $0.2 million and $0.3 million for the years ended December 31, 2006 and 2005, respectively.

The Company also has a defined contribution pension plan covering substantially all full-time agents. Contributions of 6.1% of each agent’s compensation up to the Social Security taxable wage base and 7.5% of the agent’s compensation in excess of the wage base, subject to the maximum legal limitations for qualified plans, are made each year. Accumulated funds may be invested by the agent in a group annuity contract with the Company or in mutual funds (several of which are sponsored by an affiliate of the Company). Plan assets invested in the mutual funds are outside the Company and as such are excluded from the Company’s assets and liabilities.

During the fourth quarter of 2005, the Company announced plans to restructure a significant number of general agencies. These restructurings included the termination or redeployment of several general agent participants in a non-contributory defined benefit plan. The effect of this curtailment was to reduce the projected benefit obligation at December 31, 2005 by $0.6 million with a corresponding reduction in unrecognized losses. There was no effect on 2005 net income. Projected 2006 service costs decreased by $0.4 million as a result of the curtailment.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements (continued)

I. Benefit Plans (continued)

In December 2003, the Medicare Prescription Drug Improvement and Modernization Act of 2003 was enacted which provides certain prescription drug related benefits for retirees and subsidies for employers providing actuarial equivalent subsidies to their retirees beginning in 2006. The Company’s postretirement health plans pass the actuarial equivalence test, and qualify for the Medicare Part D Subsidy. The effect of this legislation is reflected in the obligations of December 31, 2006 and 2005. The reduction in the accumulated benefit obligation for the subsidy related to benefits attributed to past service is $4.9 million and $5.1 million in 2006 and 2005, respectively.

J. Capital and Surplus, Shareholder Dividend Restrictions and Quasi-Reorganizations

At December 31, 2006 and 2005, the Company had 2.5 million shares authorized and outstanding. All shares are Class A shares. No preferred stock has been issued.

On January 1, 1999, the Company converted from a mutual to a stock insurance company as part of a reorganization into a mutual holding company corporate structure. Under the provisions of the reorganization, the Company issued 2.5 million common stock $1 par shares to its parent and recorded $5.0 million of additional paid-in-capital as transfers from unappropriated surplus.

Prior to the conversion, policyowners held policy contractual and membership rights from National Life. The contractual rights, as defined in the various insurance and annuity policies, remained with National Life after the conversion. Membership interests held by policyowners of National Life at December 31, 1998 were converted to membership interests in NLHC, a mutual insurance holding company created for this purpose. NLHC currently owns all the outstanding shares of NLVF, a stock holding company created for this purpose, which in turn currently owns all the outstanding shares of National Life. NLHC currently has no other significant assets, liabilities or operations other than that related to its ownership of NLVF’s outstanding stock. Similarly, NLVF currently has no significant assets or operations other than those related to investments funded by a 2002 dividend from the Company, subsidiary’s dividended by the Company in 2005 as previously discussed, issuance of $220 million in debt financing in 2003, issuance of an additional $75 million in debt financing in 2005, and its ownership of National Life’s outstanding stock. Under the terms of the reorganization, NLHC must always hold a majority of the voting shares of NLVF.

Policyowner surplus is restricted by required statutory surplus of $5 million, other state permanent surplus (guaranty fund) requirements of $500,000, and special surplus amounts required by the State of New York in connection with variable annuity business. There were no changes in the balances of any special surplus funds from the prior period.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements (continued)

J. Capital and Surplus, Shareholder Dividend Restrictions and Quasi-Reorganizations (continued)

During 2006, the Company paid a cash dividend of $10 million to NLVF. During 2005, the Company dividended its interest of approximately $9.3 million in NLCAP and ASI, wholly owned subsidiaries of the Company, to NLVF. Dividends declared by the Company in excess of the lesser of net gain from operations or 10% of statutory surplus require pre-approval by the Commissioner. Within the limitations of the above, there are no restrictions placed on the portion of Company profits that may be paid as ordinary dividends to the shareholder. No stock is held for special purposes.

The Company did not receive any capital contributions from its parent, NLVF, during 2006 and 2005.

The Company also has two lines of credit available. A $25 million line of credit with State Street Bank, based on an adjustable rate equal to LIBOR plus 50 basis points. The outstanding balance was $0 as of December 31, 2006 and 2005. The Company also has a $20 million line of credit with Banknorth Group, based on an adjustable rate equal to LIBOR plus 37.5 basis points. The outstanding balance on the Banknorth line of credit was $0 as of December 31, 2006 and 2005. Total interest on the combined lines of credit was less than $10,000 in 2006 and 2005.

K. Commitments and Contingencies

The Company anticipates additional capital investments of $74.1 million into existing limited partnerships due to funding commitments.

At December 31, 2006, the Company has $5.2 million in outstanding mortgage loan funding commitments.

In the ordinary course of business, the nature of the Company’s business subjects it to claims, law suits, regulatory examinations, and other proceedings. The results of these matters cannot be predicted with certainty. There can be no assurance that these matters will not have a material adverse effect on the Company’s results of operations in any future period and a material judgment could have a material adverse impact on the Company’s financial condition and results of operations. However, it is the opinion of management, after consultation with legal counsel that, based on information currently available, the ultimate outcome of these matters will not have a material adverse impact on the business, financial condition, or operating results of the Company.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements (continued)

K. Commitments and Contingencies (continued)

During 1997, several class action lawsuits were filed against the Company in various states related to the sale of life insurance policies during the 1980’s and 1990’s. The Company specifically denied any wrongdoing. The Company agreed to a settlement of these class action lawsuits in June 1998. This agreement was subsequently approved by the court in October 1998. The settlement provided class members with various policy enhancement options and new product purchase discounts. Class members could instead pursue alternative dispute resolution according to predetermined guidelines. All of the alternative dispute resolution cases had been settled by December 31, 2000. Qualifying members also opted out of the class action to preserve their litigation rights against the Company. Management believes that while the ultimate cost of this litigation (including those who opted out of the class action) is still uncertain, it is unlikely, after considering existing provisions, to have a material adverse effect on the Company’s financial position. Existing provisions for this contingency were reduced in each year beginning in 2001, and are included as other adjustments to surplus.

The Company participates in the guaranty association of each state in which it conducts business. The amount of any assessment is based on various rates, established by members of the National Organization of Life and Health Insurance Guaranty Associations (“NOLHGA”). At December 31, 2006 and 2005, the Company had accrued assessment charges of $1.1 million and $1.2 million with expected payment over the subsequent five years. The Company has also recorded a related asset of $114,000 for premium tax credits, which are expected to be realized through 2016.

The Company currently leases rights to the use of certain data processing hardware and software from American International Technology Enterprises, Inc., Livingston, New Jersey. The Company has terminated this lease with an expected effective date in the second quarter of 2007. The Company has entered into a new lease for similar services with Perot Systems. The following is a schedule of future minimum lease payments as of December 31, 2006 (in millions):

Operating
Year	Leases
2007	$4.5
2008	4.4
2009	4.4
2010	4.4
2011	0.6
Total minimum lease payments	$18.3

National Life Insurance Company

Notes to Statutory-Basis Financial Statements (continued)

K. Commitments and Contingencies (continued)

The Company has a multi year contract for information systems application and infrastructure services from Keane, Inc. of Boston, Massachusetts. The contract became effective on February 1, 2004. The Company’s remaining obligation under the contract as of December 31, 2006 (in millions):

Contract
Year	Obligation
2007	$14.1
2008	14.1
2009	14.1
2010	1.2
Total contract obligation	$43.5

L. Closed Block

The Closed Block was established on January 1, 1999 as part of the conversion to a mutual holding company corporate structure. The Closed Block was initially funded on January 1, 1999 with cash and securities totaling $2.2 billion. Assets, liabilities, and results of operations of the Closed Block are presented in their normal categories on the statements of admitted assets, liabilities and surplus, and on the statements of income and capital and surplus.

At December 31, 2006 and 2005, Closed Block liabilities exceeded Closed Block assets, and no additional dividend obligation was required.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements (continued)

M. Annuity Reserves, Supplementary Contracts, and Other Deposit Fund Liabilities

At December 31, 2006, the Company’s annuity reserves and other deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

	Amount	Percent
	(In Thousands)
Subject to discretionary withdrawal (with adjustment):
With market value adjustment	$50,398	3%
At book value less current surrender charge of 5% or more	245,001	14%
Total with adjustment or at market value	295,399	17%
Subject to discretionary withdrawal (without adjustment) at
book value with minimal or no charge or adjustment	1,166,898	65%
Not subject to discretionary withdrawal	325,168	18%
Total annuity reserves and deposit fund liabilities — before
reinsurance	1,787,465	100%
Less reinsurance ceded	–
Net annuity reserves and deposit fund liabilities	$1,787,465

N. Premium and Annuity Considerations Deferred and Uncollected

Deferred and uncollected life insurance premiums and annuity considerations at December 31, 2006, were as follows:

	Gross	Net of Loading
	(In thousands)
Ordinary new business	$3,605	$1,226
Ordinary renewal	72,469	72,343
Total	$76,074	$73,569

National Life Insurance Company

Notes to Statutory-Basis Financial Statements (continued)

O. Separate Accounts

Separate and variable accounts held by the Company represent funds held in connection with certain variable annuity, variable universal life, Company sponsored benefit plans, and funds invested on behalf of group pensions. All separate account assets are carried at fair value. The Company participates in certain separate accounts. All of the Company's separate accounts are nonguaranteed.

	2006	2005
	(In thousands)
Separate account premiums and considerations	$98,513	$107,052

Reserves for accounts with assets at fair value	894,508	791,026

The withdrawal characteristics of separate accounts at December 31 were as follows:

	2006	2005
	(In thousands)
Subject to discretionary withdrawal with adjustment -
At book value (which equals fair value) less surrender charge	$346,859	$336,030
Of 5% or more

Subject to discretionary withdrawal without adjustment -
At book value (which equals fair value)	404,903	342,201

Not subject to discretionary withdrawal	142,746	112,795
Total reserves	$894,508	$791,026

A reconciliation of net transfers to/from separate accounts during 2006 and 2005 is as follows:

	2006	2005
	(In thousands)
Net transfers to/from separate accounts	$32,430	$46,921
Reconciling items:
Cost of insurance charges	(24,356)	(22,990)
Total	$8,074	$23,931

National Life Insurance Company

Notes to Statutory-Basis Financial Statements (continued)

P. Fair Value of Financial Instruments

The carrying values and estimated fair values of financial instruments at December 31 were as follows:

	2006		2005
	Carrying	Estimated Fair	Carrying	Estimated Fair
	Value	Value	Value	Value
	(In thousands)
Cash and short-term investments	$129,752	$129,752	$4,727	$4,727
Bonds	4,691,832	4,785,861	4,657,465	4,802,621
Preferred stocks	88,219	90,907	70,644	74,900
Common stocks	304,860	304,860	261,315	261,315
Mortgage loans	861,229	875,487	910,544	939,094
Contract loans	564,281	567,879	570,647	573,113

Investment product liabilities	735,616	743,952	761,686	783,538

For cash and short-term investments carrying value approximates estimated fair value.

Fair value for bonds, preferred stocks, and unaffiliated common stocks are based on published prices by the SVO of the NAIC, if available. In the absence of SVO published prices, or when amortized cost is used by the SVO, quoted market prices by other third party organizations, if available, are used to calculate fair value. If neither SVO published prices nor quoted market prices are available, management estimates the fair value based on the quoted market prices of securities with similar characteristics or on industry recognized valuation techniques.

Mortgage loan fair values are estimated as the average of discounted cash flows under different scenarios of future mortgage interest rates (including appropriate provisions for default losses and borrower prepayments).

For variable rate contract loans the unpaid balance approximates fair value. Fixed rate contract loan fair values are estimated based on discounted cash flows using the current variable contract loan rate (including appropriate provisions for mortality and repayments).

Investment product liabilities include flexible premium annuities, single premium deferred annuities, and supplementary contracts not involving life contingencies. Investment product fair values are estimated as the average of discounted cash flows under different scenarios of future interest rates of A-rated corporate bonds and related changes in premium persistency and surrenders.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements (continued)

Q. Reconciliation to Statutory Annual Statements

These financial statements reflect an adjustment to an inter-company commission accrual between the Company and LSW. This adjustment was recorded subsequent to the filing of the Company’s 2004 annual statement with the Department. The effect of this adjustment was to increase commissions and operating expenses by $1.2 million and decrease federal income tax expense by $0.4 million, with a corresponding increase in unrealized gains of $0.8 million from that previously reported to the Department. This adjustment was reflected in the 2005 annual statement.

	2006		2005
	Net Income	Surplus	Net Income	Surplus
	(In thousands)
Per annual statement, as filed	$79,710	$707,989	$91,566	$623,465

Commission expense	–	–	1,241	1,241
Tax expense	–	–	(434)	(434)
Unrealized	–	–	–	(807)
Per accompanying financial statements	$79,710	$707,989	$92,373	$623,465

R. Pending Accounting Standards

SFAS No. 158 - Employers’ Accounting for Defined Benefit Pension and Other Postretirement Plans - an amendment of FASB Statements No. 87, 88, 106, and 132(R). In September 2006, the FASB issued SFAS No. 158, “Employers’ Accounting for Defined Benefit Pension and Other Postretirement Plans - an amendment of FASB Statements No. 87, 88, 106, and 132(R)” (“SFAS 158”). The guidance requires the Company to recognize on the balance sheet the funded status of its defined benefit postretirement plans as either an asset or liability, depending on the plans’ funded status, with changes in the funded status recognized through other comprehensive income. The funded status is measured as the difference between the fair value of the plan assets and the projected benefit obligation, for pension plans, or the accumulated postretirement benefit obligation for postretirement benefit plans. Prior service costs or credits and net gains or losses which are not recognized in current net periodic benefit cost, pursuant to SFAS No. 87, “Employers’ Account for Pensions” or SFAS No. 106, “Employers’ Accounting for Postretirement Benefits Other Than Pensions,” must be recognized in other comprehensive income, net of tax, in the period in which they occur. As these items are recognized in net periodic benefit cost, the amounts accumulated in other comprehensive income are adjusted. Disclosure requirements have also been expanded to separately provide information on the prior service costs or credits and net gains and losses recognized in other comprehensive income and their effects on net periodic benefit costs. While the NAIC has not accepted or rejected this accounting standard, if the Company is required to adopt this accounting standard, capital and surplus would be reduced by approximately $21.5 million.

NATIONAL VARIABLE
ANNUITY ACCOUNT II
(A Separate Account of National
Life Insurance Company)

FINANCIAL STATEMENTS

* * * * *
DECEMBER 31, 2006

PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, CT 06103
Telephone (860) 241 7000
Facsimile (860) 241 7590

Report of Independent Registered Public Accounting Firm

To the Board of Directors of National Life lnsurance Company and Policyholders of National Variable Annuity Account II:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the sub-accounts constituting the National Variable Annuity Account II (a Separate Account of National Life lnsurance Company) (the Variable Account) at December 31, 2006, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the mutual funds, provide a reasonable basis for our opinion.

Hartford, Connecticut
April 13,2007

NATIONAL VARIABLE ANNUITY ACCOUNT II
(A Separate Account of National Life Insurance Company)

STATEMENTS OF NET ASSETS

December 31, 2006

Total Assets and Net Assets:
Investments in shares of mutual fund portfolios at market value:
(contractholder accumulation units and unit value)

AIM Variable Insurance Dynamics Fund (274,929.94 units at $9.26 per unit)	$2,546,709
AIM Variable Insurance Global Health Care Fund (415,276.77 units at $10.05 per unit)	$4,173,968
AIM Variable Insurance Technology Fund (387,355.19 units at $4.58 per unit)	$1,773,001
Alger American Growth Fund (682,503.10 units at $15.74 per unit)	$10,743,125
Alger American Leveraged AllCap Fund (240,392.39 units at $10.19 per unit)	$2,448,421
Alger American Small Capitalization Fund (374,886.88 units at $14.17 per unit)	$5,312,660
American Century Variable Income & Growth Portfolio (601,543.80 units at $13.69 per unit)	$8,235,590
American Century Variable Inflation Protection Portfolio (1,113,774.46 units at $10.62 per unit)	$11,830,969
American Century Variable International Portfolio (547,976.90 units at $15.55 per unit)	$8,519,781
American Century Variable Ultra Portfolio (13,484.80 units at $10.34 per unit)	$139,375
American Century Variable Value Portfolio (1,044,069.87 units at $19.76 per unit)	$20,626,235
American Century Variable Vista Portfolio (823,729.18 units at $12.38 per unit)	$10,201,035
Dreyfus Variable Investment Appreciation Portfolio (730,198.31 units at $12.20 per unit)	$8,905,668
Dreyfus Variable Investment Developing Leaders Portfolio (18,175.92 units at $11.63 per unit)	$211,375
Dreyfus Variable Investment Quality Bond Portfolio (80,546.01 units at $10.82 per unit)	$871,591
Dreyfus Variable Investment Socially Responsible Growth Fund (110,434,19 units at $7.66 per unit)	$846,330
DWS Variable Series II Dreman High Return Equity Portfolio (48,695.97 units at $13.88 per unit)	$676,114
DWS Variable Series II Dreman Small Cap Value Portfolio (161,908.39 units at $15.87 per unit)	$2,568,888
Franklin Templeton Variable Insurance Products Trust Foreign Securities Fund (612,574.54 units at $15.01 per unit)	$9,195,362
Franklin Templeton Variable Insurance Products Trust Mutual Shares Securities Fund (127,395.57 units at $13.96 per unit)	$1,778,437
Franklin Templeton Variable Insurance Products Trust Real Estate Fund (174,101.91 units at $18.07 per unit)	$3,146,658
Franklin Templeton Variable Insurance Products Trust Small Cap Fund (24,421.84 units at $12.13 per unit)	$296,226
Franklin Templeton Variable Insurance Products Trust Small Cap Value Securities Fund (99,096.40 units at $14.85 per unit)	$1,472,072
JP Morgan Series Trust II International Equity Portfolio (349,417.97 units at $13.95 per unit)	$4,873,554
JP Morgan Series Trust II Small Company Portfolio (115,961.87 units at $16.95 per unit)	$1,965,078

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II
(A Separate Account of National Life Insurance Company)

STATEMENTS OF NET ASSETS

December 31, 2006

Total Assets and Net Assets:
Investments in shares of mutual fund portfolios at market value:
(contractholder accumulation units and unit value)

Neuberger Berman Advisors Management Trust Fasciano Portfolio (423,265.64 units at $11.53 per unit)	$4,878,677
Neuberger Berman Advisors Management Trust Limited Maturity Portfolio (1,484,819.93 units at $10.25 per unit)	$15,218,356
Neuberger Berman Advisors Management Trust Mid Cap Growth Portfolio (39,266.72 units at $14.61 per unit)	$573,714
Neuberger Berman Advisors Management Trust Partners Portfolio (206,120.72 units at $15.47 per unit)	$3,189,250
Sentinel Variable Products Trust Balanced Fund (1,103,558.00 units at $15.14 per unit)	$16,704,403
Sentinel Variable Products Trust Bond Fund (1,198,084.14 units at $14.46 per unit)	$17,321,849
Sentinel Variable Products Trust Common Stock Fund (2,718,931.26 units at $16.55 per unit)	$45,006,393
Sentinel Variable Products Trust Mid Cap Growth Fund (862,387.68 units at $15.70 per unit)	$13,543,639
Sentinel Variable Products Trust Money Market Fund (851,095.95 units at $12.14 per unit)	$10,333,584
Sentinel Variable Products Trust Small Company Fund (1,311,018.77 units at $30.24 per unit)	$39,646,714
T Rowe Price Equity Series Blue Chip Growth Portfolio (1,264,772.76 units at $12.12 per unit)	$15,324,800
T Rowe Price Equity Series Equity Income Portfolio (115,963.86 units at $13.41 per unit)	$1,555,638
T Rowe Price Equity Series Health Sciences Portfolio (140,366.78 units at $12.36 per unit)	$1,735,405
Variable Insurance Product Funds Contrafund Portfolio (927,655.92 units at $22.47 per unit)	$20,839,792
Variable Insurance Product Funds Equity Income Portfolio (1,038,522.00 units at $17.96 per unit)	$18,654,387
Variable Insurance Product Funds Growth Portfolio (876,812.79 units at $14.41 per unit)	$12,638,070
Variable Insurance Product Funds High Income Portfolio (909,615.80 units at $11.15 per unit)	$10,144,724
Variable Insurance Product Funds Index 500 Portfolio (1,666,576.35 units at $15.86 per unit)	$26,429,051
Variable Insurance Product Funds Investment Grade Bond Portfolio (1,816,680.55 units at $13.14 per unit)	$23,865,131
Variable Insurance Product Funds Mid Cap Portfolio (329,694.14 units at $15.90 per unit)	$5,243,325
Variable Insurance Product Funds Overseas Portfolio (1,027,144.34 units at $15.61 per unit)	$16,029,555
Wells Fargo Discovery Fund (361,074.56 units at $17.96 per unit)	$6,485,575
Wells Fargo Opportunity Fund (387,060.86 units at $22.22 per unit)	$8,598,672

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II
(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2006

	AIM Variable Insurance Funds			Alger American Fund
		Global			Leveraged	Small
	Dynamics	Health Care	Technology	Growth	AllCap	Capitalization
Investment income:
Dividend income	$–	$–	$–	$13,889	$–	$–

Expenses:
Mortality and expense risk
and administrative charges	35,376	60,884	26,835	153,341	30,850	76,933

Net investment gain (loss)	(35,376)	(60,884)	(26,835)	(139,452)	(30,850)	(76,933)

Realized and unrealized
gain (loss) on investments:
Capital gains distributions	–	–	–	–	–	–

Net realized gain (loss) from shares sold	304,757	442,907	73,049	784,573	158,173	1,049,101

Net unrealized appreciation
(depreciation) on investments	80,113	(215,714)	113,030	(282,770)	239,839	(30,700)

Net realized and unrealized
gain (loss) on investments	384,870	227,193	186,079	501,803	398,012	1,018,401

Increase (decrease) in net assets
resulting from operations	$349,494	$166,309	$159,244	$362,351	$367,162	$941,468

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II
(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2006

	American Century Variable Portfolios
	Income &	Inflation
	Growth	Protection	International	Ultra	Value	Vista
Investment income:
Dividend income	$150,305	$392,662	$91,506	$–	$265,304	$–

Expenses:
Mortality and expense risk
and administrative charges	111,432	152,544	92,885	1,227	269,533	119,011

Net investment gain (loss)	38,873	240,118	(1,379)	(1,227)	(4,229)	(119,011)

Realized and unrealized
gain (loss) on investments:
Capital gains distributions	–	–	–	–	1,673,577	26,385

Net realized gain (loss) from shares sold	730,571	(88,980)	474,301	114	1,164,418	488,702

Net unrealized appreciation
(depreciation) on investments	391,724	(86,381)	962,161	(2,772)	261,959	193,418

Net realized and unrealized
gain (loss) on investments	1,122,295	(175,361)	1,436,462	(2,658)	3,099,954	708,505

Increase (decrease) in net assets
resulting from operations	$1,161,168	$64,757	$1,435,083	$(3,885)	$3,095,725	$589,494

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II
(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2006

	Dreyfus Variable Investment Fund				DWS Scudder Variable Series II (1)
		Developing	Quality	Socially	Dreman	Dreman
	Appreciation	Leaders	Bond	Responsible	High Return Equity	Small Cap Value
Investment income:
Dividend income	$113,750	$569	$36,279	$948	$8,121	$7,561

Expenses:
Mortality and expense risk
and administrative charges	108,527	2,303	11,032	12,133	8,224	30,835

Net investment gain (loss)	5,223	(1,734)	25,247	(11,185)	(103)	(23,274)

Realized and unrealized
gain (loss) on investments:
Capital gains distributions	–	11,763	–	–	25,385	153,286

Net realized gain (loss) from shares sold	246,639	749	(867)	16,521	38,335	136,826

Net unrealized appreciation
(depreciation) on investments	891,653	(8,304)	47	59,759	29,286	162,281

Net realized and unrealized
gain (loss) on investments	1,138,292	4,208	(820)	76,280	93,006	452,393

Increase (decrease) in net assets
resulting from operations	$1,143,515	$2,474	$24,427	$65,095	$92,903	$429,119

	(1) In 2006, the Scudder Variable Series II mutual fund portfolio was renamed DWS Scudder Variable Series II.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II
(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2006

	Franklin Templeton Variable Insurance Products Trust					JP Morgan Series Trust II
	Foreign	Mutual	Real	Small	Small	International	Small
	Securities	Shares	Estate	Cap	Cap Value	Equity	Company
Investment income:
Dividend income	$93,649	$17,609	$50,210	$–	$7,873	$40,417	$–

Expenses:
Mortality and expense risk
and administrative charges	104,632	18,946	36,564	3,661	18,064	56,269	27,799

Net investment gain (loss)	(10,983)	(1,337)	13,646	(3,661)	(10,191)	(15,852)	(27,799)

Realized and unrealized
gain (loss) on investments:
Capital gains distributions	–	44,845	195,000	–	44,058	–	59,356

Net realized gain (loss) from shares sold	444,036	65,461	155,652	8,046	76,418	434,085	290,663

Net unrealized appreciation
(depreciation) on investments	963,007	107,511	132,069	12,213	75,893	331,152	(77,272)

Net realized and unrealized
gain (loss) on investments	1,407,043	217,817	482,721	20,259	196,369	765,237	272,747

Increase (decrease) in net assets
resulting from operations	$1,396,060	$216,480	$496,367	$16,598	$186,178	$749,385	$244,948

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II
(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2006

	Neuberger Berman Advisors Management Trust
		Limited	Mid Cap
	Fasciano	Maturity	Growth	Partners
Investment income:
Dividend income	$–	$453,201	$–	$23,010

Expenses:
Mortality and expense risk
and administrative charges	56,787	189,598	6,767	46,262

Net investment gain (loss)	(56,787)	263,603	(6,767)	(23,252)

Realized and unrealized
gain (loss) on investments:
Capital gains distributions	117,531	–	–	354,408

Net realized gain (loss) from shares sold	74,816	(110,350)	34,261	493,116

Net unrealized appreciation
(depreciation) on investments	20,403	233,374	14,241	(501,309)

Net realized and unrealized
gain (loss) on investments	212,750	123,024	48,502	346,215

Increase (decrease) in net assets
resulting from operations	$155,963	$386,627	$41,735	$322,963

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II
(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2006

	Sentinel Variable Products Trust
			Common	Growth	Mid Cap	Money	Small
	Balanced	Bond	Stock	Index (2)	Growth	Market	Company
Investment income:
Dividend income	$402,392	$820,848	$623,449	$–	$–	$486,019	$78,383

Expenses:
Mortality and expense risk
and administrative charges	235,478	245,641	582,193	22,060	194,605	146,533	529,605

Net investment gain (loss)	166,914	575,207	41,256	(22,060)	(194,605)	339,486	(451,222)

Realized and unrealized
gain (loss) on investments:
Capital gains distributions	175,402	–	–	–	–	–	4,527,003

Net realized gain (loss) from shares sold	594,714	(35,234)	3,358,452	352,682	1,090,227	–	2,292,886

Net unrealized appreciation
(depreciation) on investments	670,721	(151,197)	2,321,252	(255,360)	(315,173)	–	(1,223,532)

Net realized and unrealized
gain (loss) on investments	1,440,837	(186,431)	5,679,704	97,322	775,054	–	5,596,357

Increase (decrease) in net assets
resulting from operations	$1,607,751	$388,776	$5,720,960	$75,262	$580,449	$339,486	$5,145,135

	(2) In 2006, the assets of the SVPT Growth Fund were merged with the assets of the SVPT Mid Cap Growth Fund.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II
(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2006

	T Rowe Price Equity Series			Variable Insurance Product Funds
	Blue Chip	Equity	Health		Equity
	Growth	Income	Sciences	Contrafund	Income	Growth
Investment income:
Dividend income	$29,290	$17,014	$–	$265,443	$606,146	$53,436

Expenses:
Mortality and expense risk
and administrative charges	176,037	17,093	22,928	288,097	253,078	185,612

Net investment gain (loss)	(146,747)	(79)	(22,928)	(22,654)	353,068	(132,176)

Realized and unrealized
gain (loss) on investments:
Capital gains distributions	–	39,500	–	1,674,884	2,182,002	–

Net realized gain (loss) from shares sold	302,599	10,087	144,798	2,206,189	1,166,140	368,323

Net unrealized appreciation
(depreciation) on investments	919,878	152,748	(11,934)	(1,842,922)	(606,655)	453,554

Net realized and unrealized
gain (loss) on investments	1,222,477	202,335	132,864	2,038,151	2,741,487	821,877

Increase (decrease) in net assets
resulting from operations	$1,075,730	$202,256	$109,936	$2,015,497	$3,094,555	$689,701

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II
(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2006

	Variable Insurance Product Funds					Wells Fargo Variable Trust Funds
	High		Investment
	Income	Index 500	Grade Bond	Mid Cap	Overseas	Discovery	Opportunity
Investment income:
Dividend income	$754,445	$461,333	$949,827	$15,554	$137,920	$–	$–

Expenses:
Mortality and expense risk
and administrative charges	139,384	360,465	333,730	67,653	214,513	95,038	127,453

Net investment gain (loss)	615,061	100,868	616,097	(52,099)	(76,593)	(95,038)	(127,453)

Realized and unrealized
gain (loss) on investments:
Capital gains distributions	–	–	56,876	526,655	95,880	–	995,804

Net realized gain (loss) from shares sold	(124,215)	1,268,915	(433,740)	248,286	2,134,516	397,962	238,294

Net unrealized appreciation
(depreciation) on investments	436,434	2,092,871	447,884	(264,300)	220,081	540,586	(200,924)

Net realized and unrealized
gain (loss) on investments	312,219	3,361,786	71,020	510,641	2,450,477	938,548	1,033,174

Increase (decrease) in net assets
resulting from operations	$927,280	$3,462,654	$687,117	$458,542	$2,373,884	$843,510	$905,721

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II
(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2006

	AIM Variable Insurance Funds			Alger American Fund
		Health			Leveraged	Small
	Dynamics	Sciences (1)	Technology	Growth	AllCap	Capitalization

Net investment income (loss)	$(35,376)	$(60,884)	$(26,835)	$(139,452)	$(30,850)	$(76,933)

Realized and unrealized
gain (loss) on investments:
Capital gains distributions	–	–	–	–	–	–

Net realized gain (loss) from shares sold	304,757	442,907	73,049	784,573	158,173	1,049,101

Net unrealized appreciation
(depreciation) on investments	80,113	(215,714)	113,030	(282,770)	239,839	(30,700)

Net realized and unrealized
gain (loss) on investments	384,870	227,193	186,079	501,803	398,012	1,018,401

Increase (decrease) in net assets
resulting from operations	349,494	166,309	159,244	362,351	367,162	941,468

Accumulation unit transactions:
Participant deposits	51,389	223,253	85,145	288,368	276,176	138,909
Transfers between investment
sub-accounts and general account, net	(122,193)	(213,517)	(81,951)	(103,867)	85,369	(314,338)
Net surrenders and lapses	(301,099)	(618,623)	(426,100)	(1,392,898)	(219,195)	(1,075,796)
Contract benefits	(14,504)	(99,882)	(89,290)	(52,649)	(28,070)	(99,115)
Loan collateral interest received	–	36	40	29	18	–
Transfers for policy loans	–	(1,045)	1,709	(2,805)	765	(319)
Contract charges	(1,559)	(3,314)	(1,601)	(9,149)	(2,043)	(4,382)
Other	(205)	(103)	110	500	(273)	(1,602)

Total net accumulation unit transactions	(388,171)	(713,194)	(511,938)	(1,272,470)	112,748	(1,356,643)

Increase (decrease) in net assets	(38,677)	(546,885)	(352,694)	(910,119)	479,910	(415,175)

Net assets, beginning of period	$2,585,386	$4,720,853	$2,125,695	$11,653,244	$1,968,511	$5,727,835

Net assets, end of period	$2,546,709	$4,173,968	$1,773,001	$10,743,125	$2,448,421	$5,312,660

Units Issued, Transferred and Redeemed:
Beginning balance	319,611.18	487,457.77	506,007.26	767,708.36	227,328.46	478,400.25
Units issued	5,915.24	22,595.00	19,734.09	19,309.27	32,000.18	10,598.91
Units transferred	(14,065.28)	(21,609.64)	(18,993.81)	(6,954.99)	9,891.60	(23,984.34)
Units redeemed	(36,531.20)	(73,166.36)	(119,392.35)	(97,559.54)	(28,827.85)	(90,127.94)
Ending balance	274,929.94	415,276.77	387,355.19	682,503.10	240,392.39	374,886.88

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II
(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2006

	American Century Variable Portfolios
	Income &	Inflation
	Growth	Protection	International	Ultra	Value	Vista

Net investment income (loss)	$38,873	$240,118	$(1,379)	$(1,227)	$(4,229)	$(119,011)

Realized and unrealized
gain (loss) on investments:
Capital gains distributions	–	–	–	–	1,673,577	26,385

Net realized gain (loss) from shares sold	730,571	(88,980)	474,301	114	1,164,418	488,702

Net unrealized appreciation
(depreciation) on investments	391,724	(86,381)	962,161	(2,772)	261,959	193,418

Net realized and unrealized
gain (loss) on investments	1,122,295	(175,361)	1,436,462	(2,658)	3,099,954	708,505

Increase (decrease) in net assets
resulting from operations	1,161,168	64,757	1,435,083	(3,885)	3,095,725	589,494

Accumulation unit transactions:
Participant deposits	440,085	2,428,461	2,033,113	52,485	1,530,612	2,500,860
Transfers between investment
sub-accounts and general account, net	(234,205)	914,727	449,210	13,070	(384,087)	863,072
Net surrenders and lapses	(1,318,481)	(940,847)	(437,631)	(1,018)	(2,742,726)	(709,917)
Contract benefits	(23,554)	(54,988)	(19,845)	–	(47,614)	(38,058)
Loan collateral interest received	22	–	10	–	88	–
Transfers for policy loans	(1,670)	–	59	–	(7,839)	(521)
Contract charges	(4,447)	(4,719)	(2,781)	(44)	(11,497)	(3,857)
Other	158	3,161	418	(8)	(4,385)	2,184

Total net accumulation unit transactions	(1,142,092)	2,345,795	2,022,554	64,485	(1,667,448)	2,613,763

Increase (decrease) in net assets	19,076	2,410,552	3,457,637	60,600	1,428,277	3,203,257

Net assets, beginning of period	$8,216,514	$9,420,417	$5,062,144	$78,775	$19,197,958	$6,997,778

Net assets, end of period	$8,235,590	$11,830,969	$8,519,781	$139,375	$20,626,235	$10,201,035

Units Issued, Transferred and Redeemed:
Beginning balance	693,014.06	891,208.84	401,457.13	7,270.30	1,137,146.59	607,473.06
Units issued	35,246.46	230,408.85	147,284.71	5,058.05	85,438.57	206,914.81
Units transferred	(18,757.51)	86,787.97	32,542.10)	1,259.57	(21,439.69)	71,408.39
Units redeemed	(107,959.21)	(94,631.20)	(33,307.04)	(103.12)	(157,075.60)	(62,067.08)
Ending balance	601,543.80	1,113,774.46	547,976.90	13,484.80	1,044,069.87	823,729.18

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II
(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2006

	Dreyfus Variable Investment Fund				DWS Scudder Variable Series II (1)
		Developing	Quality	Socially	Dreman	Dreman
	Appreciation	Leaders	Bond	Responsible	High Return Equity	Small Cap Value
Net investment income (loss)	$5,223	$(1,734)	$25,247	$(11,185)	$(103)	$(23,274)

Realized and unrealized
gain (loss) on investments:
Capital gains distributions	–	11,763	–	–	25,385	153,286

Net realized gain (loss) from shares sold	246,639	749	(867)	16,521	38,335	136,826

Net unrealized appreciation
(depreciation) on investments	891,653	(8,304)	47	59,759	29,286	162,281

Net realized and unrealized
gain (loss) on investments	1,138,292	4,208	(820)	76,280	93,006	452,393

Increase (decrease) in net assets
resulting from operations	1,143,515	2,474	24,427	65,095	92,903	429,119

Accumulation unit transactions:
Participant deposits	1,900,839	90,611	326,606	42,094	148,510	573,905
Transfers between investment
sub-accounts and general account, net	489,047	12,686	62,214	(13,208)	(4,631)	212,091
Net surrenders and lapses	(943,776)	(193)	(79,110)	(151,310)	(75,048)	(378,183)
Contract benefits	(11,098)	–	–	–	–	–
Loan collateral interest received	7	–	–	–	–	–
Transfers for policy loans	40	–	–	–	–	(305)
Contract charges	(3,496)	(227)	(497)	(496)	(282)	(1,199)
Other	(2,088)	25	(58)	(85)	(4)	(1,293)

Total net accumulation unit transactions	1,429,474	102,902	309,155	(123,005)	68,545	405,016

Increase (decrease) in net assets	2,572,989	105,376	333,582	(57,910)	161,448	834,135

Net assets, beginning of period	$6,332,679	$105,999	$538,009	$904,240	$514,666	$1,734,753

Net assets, end of period	$8,905,668	$211,375	$871,591	$846,330	$676,114	$2,568,888

Units Issued, Transferred and Redeemed:
Beginning balance	596,449.94	9,327.96	51,108.89	127,070.26	43,214.20	134,345.28
Units issued	177,851.46	7,791.13	31,098.77	5,693.09	11,876.84	39,056.74
Units transferred	45,757.54	1,090.80	5,923.89	(1,786.34)	(370.36)	14,433.72
Units redeemed	(89,860.63)	(33.97)	(7,585.54)	(20,542.82)	(6,024.71)	(25,927.35)
Ending balance	730,198.31	18,175.92	80,546.01	110,434.19	48,695.97	161,908.39

	(1) In 2006, the Scudder Variable Series II mutual fund portfolio was renamed DWS Scudder Variable Series II.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II
(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2006

	Franklin Templeton Variable Insurance Products Trust					JP Morgan Series Trust II
	Foreign	Mutual	Real	Small	Small	International	Small
	Securities	Shares	Estate	Cap	Cap Value	Equity	Company
Net investment income (loss)	$(10,983)	$(1,337)	$13,646	$(3,661)	$(10,191)	$(15,852)	$(27,799)

Realized and unrealized
gain (loss) on investments:
Capital gains distributions	–	44,845	195,000	–	44,058	–	59,356

Net realized gain (loss) from shares sold	444,036	65,461	155,652	8,046	76,418	434,085	290,663

Net unrealized appreciation
(depreciation) on investments	963,007	162,281	132,069	12,213	75,893	331,152	(77,272)

Net realized and unrealized
gain (loss) on investments	1,407,043	217,817	482,721	20,259	196,369	765,237	272,747

Increase (decrease) in net assets
resulting from operations	1,396,060	216,480	496,367	16,598	186,178	749,385	244,948

Accumulation unit transactions:
Participant deposits	2,221,656	397,949	697,923	55,947	238,083	445,877	138,881
Transfers between investment
sub-accounts and general account, net	276,971	271,542	40,147	41,474	127,782	703,014	37,872
Net surrenders and lapses	(507,305)	(124,902)	(1,015,074)	(26,845)	(194,397)	(400,138)	(446,711)
Contract benefits	(19,997)	(2,185)	(5,871)	–	–	(23,286)	(37,913)
Loan collateral interest received	9	–	–	–	–	13	5
Transfers for policy loans	53	–	–	–	–	(29)	(157)
Contract charges	(3,370)	(1,100)	(1,857)	(117)	(746)	(2,464)	(1,420)
Other	(12)	30	(84)	19	327	981	895

Total net accumulation unit transactions	1,968,005	541,334	(284,816)	70,478	171,049	723,968	(308,548)

Increase (decrease) in net assets	3,364,065	757,814	211,551	87,076	357,227	1,473,353	(63,600)

Net assets, beginning of period	$5,831,297	$1,020,623	$2,935,107	$209,150	$1,114,845	$3,400,201	$2,028,678

Net assets, end of period	$9,195,362	$1,778,437	$3,146,658	$296,226	$1,472,072	$4,873,554	$1,965,078

Units Issued, Transferred and Redeemed:
Beginning balance	465,272.17	85,355.59	193,126.53	18,483.51	86,582.41	293,409.68	135,781.36
Units issued	166,287.79	30,904.71	46,618.59	4,713.98	17,418.22	34,494.35	8,920.99
Units transferred	20,730.89	21,087.94	2,681.67	3,494.51	9,348.57	54,387.22	2,432.70
Units redeemed	(39,716.31)	(9,952.67)	(68,324.88)	(2,270.16)	(14,252.80)	(32,873.28)	(31,173.18)
Ending balance	612,574.54	127,395.57	174,101.91	24,421.84	99,096.40	349,417.97	115,961.87

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II
(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2006

	Neuberger Berman Advisors Management Trust
		Limited	Mid Cap
	Fasciano	Maturity	Growth	Partners
Net investment income (loss)	$(56,787)	$263,603	$(6,767)	$(23,252)

Realized and unrealized
gain (loss) on investments:
Capital gains distributions	117,531	–	–	354,408

Net realized gain (loss) from shares sold	74,816	(110,350)	34,261	493,116

Net unrealized appreciation
(depreciation) on investments	20,403	233,374	14,241	(501,309)

Net realized and unrealized
gain (loss) on investments	212,750	123,024	48,502	346,215

Increase (decrease) in net assets
resulting from operations	155,963	386,627	41,735	322,963

Accumulation unit transactions:
Participant deposits	1,212,179	3,335,166	156,264	315,127
Transfers between investment
sub-accounts and general account, net	560,667	1,393,597	112,573	(107,310)
Net surrenders and lapses	(297,182)	(1,180,256)	(20,593)	(778,761)
Contract benefits	–	(71,255)	–	(11,586)
Loan collateral interest received	12	8	–	29
Transfers for policy loans	66	46	–	(2,887)
Contract charges	(1,605)	(5,582)	(229)	(1,989)
Other	(5,659)	656	(3)	1

Total net accumulation unit transactions	1,468,477	3,472,380	248,012	(587,375)

Increase (decrease) in net assets	1,624,440	3,859,007	289,747	(264,412)

Net assets, beginning of period	$3,254,237	$11,359,349	$283,967	$3,453,662

Net assets, end of period	$4,878,677	$15,218,356	$573,714	$3,189,250

Units Issued, Transferred and Redeemed:
Beginning balance	293,062.77	1,138,951.87	21,984.08	247,078.34
Units issued	107,478.11	332,200.77	12,097.61	21,973.77
Units transferred	49,711.66	138,809.88	6,610.36	(7,482.71)
Units redeemed	(26,986.90)	(125,142.59)	(1,425.33)	(55,448.68)
Ending balance	423,265.64	1,484,819.93	39,266.72	206,120.72

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II
(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2006

	Sentinel Variable Products Trust
			Common	Growth	Mid Cap	Money	Small
	Balanced	Bond	Stock	Index (2)	Growth	Market	Company
Net investment income (loss)	$166,914	$575,207	$41,256	$(22,060)	$(194,605)	$339,486	$(451,222)

Realized and unrealized
gain (loss) on investments:
Capital gains distributions	175,402	–	–	–	–	–	4,527,003

Net realized gain (loss) from shares sold	594,714	(35,234)	3,358,452	352,682	1,090,227	–	2,292,886

Net unrealized appreciation
(depreciation) on investments	670,721	(151,197)	2,321,252	(255,360)	(315,173)	–	(1,223,532)

Net realized and unrealized
gain (loss) on investments	1,440,837	(186,431)	5,679,704	97,322	775,054	–	5,596,357

Increase (decrease) in net assets
resulting from operations	1,607,751	388,776	5,720,960	75,262	580,449	339,486	5,145,135

Accumulation unit transactions:
Participant deposits	733,670	1,187,512	5,559,500	83,998	448,877	659,535	3,584,085
Transfers between investment
sub-accounts and general account, net	(12,458)	(137,780)	164,777	(2,260,007)	(153,111)	4,171,512	(664,929)
Net surrenders and lapses	(2,347,778)	(2,065,154)	(4,720,082)	(274,657)	(1,796,706)	(4,087,465)	(4,237,248)
Contract benefits	(113,523)	(208,474)	(280,674)	(15,287)	(152,146)	(139,164)	(240,394)
Loan collateral interest received	–	61	14	–	33	–	86
Transfers for policy loans	–	115	(1,752)	–	(2,631)	(147)	(3,701)
Contract charges	(12,161)	(9,741)	(25,215)	(1,210)	(10,308)	(5,049)	(23,887)
Other	222	(481)	4,794	(62)	5,013	1,183	5,911

Total net accumulation unit transactions	(1,752,028)	(1,233,943)	701,363	(2,467,226)	(1,660,977)	600,404	(1,580,076)

Increase (decrease) in net assets	(144,277)	(845,167)	6,422,323	(2,391,964)	(1,080,528)	939,890	3,565,059

Net assets, beginning of period	$16,848,680	$18,167,016	$38,584,070	$2,391,964	$14,624,167	$9,393,694	$36,081,655

Net assets, end of period	$16,704,403	$17,321,849	$45,006,393	$–	$13,543,639	$10,333,584	$39,646,714

Units Issued, Transferred and Redeemed:
Beginning balance	1,223,837.69	1,285,058.87	2,669,872.25	306,765.84	969,791.06	798,931.40	1,366,986.96
Units issued	50,367.69	83,702.11	388,877.03	10,444.01	29,025.60	57,301.90	126,952.56
Units transferred	(855.26)	(9,711.46)	11,525.85	(281,001.10)	(9,900.57)	362,430.42	(23,552.58)
Units redeemed	(169,792.12)	(160,965.38)	(351,343.88)	(36,208.75)	(126,528.41)	(367,567.77)	(159,368.17)
Ending balance	1,103,558.00	1,198,084.14	2,718,931.25	–	862,387.68	851,095.95	1,311,018.77

	(2) In 2006, the assets of the SVPT Growth Fund were merged with the assets of the SVPT Mid Cap Growth Fund.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II
(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2006

	T Rowe Price Equity Series			Variable Insurance Product Funds
	Blue Chip	Equity	Health		Equity
	Growth	Income	Sciences	Contrafund	Income	Growth
Net investment income (loss)	$(146,747)	$(79)	$(22,928)	$(22,654)	$353,068	$(132,176)

Realized and unrealized
gain (loss) on investments:
Capital gains distributions	–	39,500	–	1,674,884	2,182,002	–

Net realized gain (loss) from shares sold	302,599	10,087	144,798	2,206,189	1,166,140	368,323

Net unrealized appreciation
(depreciation) on investments	919,878	152,748	(11,934)	(1,842,922)	(606,655)	453,554

Net realized and unrealized
gain (loss) on investments	1,222,477	202,335	132,864	2,038,151	2,741,487	821,877

Increase (decrease) in net assets
resulting from operations	1,075,730	202,256	109,936	2,015,497	3,094,555	689,701

Accumulation unit transactions:
Participant deposits	3,609,839	157,421	447,920	1,418,382	530,987	526,857
Transfers between investment
sub-accounts and general account, net	1,389,973	297,638	63,538	(269,989)	(832,225)	(578,864)
Net surrenders and lapses	(782,744)	(90,301)	(437,282)	(2,787,886)	(2,453,947)	(1,736,934)
Contract benefits	(47,042)	–	(26,200)	(63,613)	(187,486)	(88,354)
Loan collateral interest received	21	–	–	29	–	46
Transfers for policy loans	119	–	(530)	(2,919)	–	(5,442)
Contract charges	(5,061)	(653)	(929)	(13,786)	(10,391)	(9,732)
Other	(2,099)	69	(251)	(1,411)	631	(35)

Total net accumulation unit transactions	4,163,005	364,174	46,266	(1,721,192)	(2,952,431)	(1,892,458)

Increase (decrease) in net assets	5,238,735	566,430	156,202	294,305	142,124	(1,202,757)

Net assets, beginning of period	$10,086,065	$989,208	$1,579,203	$20,545,487	$18,512,263	$13,840,827

Net assets, end of period	$15,324,800	$1,555,638	$1,735,405	$20,839,792	$18,654,387	$12,638,070

Units Issued, Transferred and Redeemed:
Beginning balance	897,520.24	86,284.46	136,594.72	1,007,625.06	1,221,652.87	1,011,887.95
Units issued	318,453.21	12,829.47	36,518.82	65,900.12	32,935.61	37,604.69
Units transferred	122,620.81	24,256.86	5,180.24	(12,544.09)	(51,620.54)	(41,316.72)
Units redeemed	(73,821.50)	(7,406.93)	(37,927.00)	(133,325.17)	(164,445.94)	(131,363.13)
Ending balance	1,264,772.76	115,963.86	140,366.78	927,655.92	1,038,522.00	876,812.79

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II
(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2006

	Variable Insurance Product Funds					Wells Fargo Variable Trust Funds
	High		Investment
	Income	Index 500	Grade Bond	Mid Cap	Overseas	Discovery	Opportunity
Net investment income (loss)	$615,061	$100,868	$616,097	$(52,099)	$(76,593)	$(95,038)	$(127,453)

Realized and unrealized
gain (loss) on investments:
Capital gains distributions	–	–	56,876	526,655	95,880	–	995,804

Net realized gain (loss) from shares sold	(124,215)	1,268,915	(433,740)	248,286	2,134,516	397,962	238,294

Net unrealized appreciation
(depreciation) on investments	436,434	2,092,871	447,884	(264,300)	220,081	540,586	(200,924)

Net realized and unrealized
gain (loss) on investments	312,219	3,361,786	71,020	510,641	2,450,477	938,548	1,033,174

Increase (decrease) in net assets
resulting from operations	927,280	3,462,654	687,117	458,542	2,373,884	843,510	905,721

Accumulation unit transactions:
Participant deposits	681,532	1,106,010	1,869,233	931,820	1,053,335	164,798	257,912
Transfers between investment
sub-accounts and general account, net	(239,487)	605,419	(92,461)	768,400	(586,890)	(444,429)	(623,265)
Net surrenders and lapses	(1,148,941)	(4,896,978)	(2,461,226)	(672,341)	(2,017,457)	(1,169,432)	(1,611,545)
Contract benefits	(115,670)	(396,022)	(129,067)	(59,659)	(82,411)	(48,520)	(59,837)
Loan collateral interest received	53	55	22	–	36	71	9
Transfers for policy loans	(306)	2,029	33	–	(3,968)	(3,611)	(703)
Contract charges	(6,022)	(20,190)	(13,479)	(2,942)	(9,105)	(5,426)	(5,799)
Other	(299)	3,581	205	812	1,292	(158)	(719)

Total net accumulation unit transactions	(829,140)	(3,596,096)	(826,741)	966,090	(1,645,168)	(1,506,707)	(2,043,947)

Increase (decrease) in net assets	98,140	(133,442)	(139,624)	1,424,632	728,716	(663,197)	(1,138,226)

Net assets, beginning of period	$10,046,584	$26,562,493	$24,004,755	$3,818,693	$15,300,839	$7,148,772	$9,736,898

Net assets, end of period	$10,144,724	$26,429,051	$23,865,131	$5,243,325	$16,029,555	$6,485,575	$8,598,672

Units Issued, Transferred and Redeemed:
Beginning balance	988,225.88	1,911,724.13	1,880,488.62	266,876.98	1,141,752.35	449,988.47	485,070.58
Units issued	64,615.48	75,397.29	144,267.93	60,588.85	73,378.88	9,725.07	12,367.19
Units transferred	(22,705.56)	41,271.73	(7,136.17)	49,962.95	(40,884.75)	(26,226.67)	(29,886.30)
Units redeemed	(120,520.00)	(361,816.80)	(200,939.83)	(47,734.64)	(147,102.14)	(72,412.31)	(80,490.61)
Ending balance	909,615.80	1,666,576.35	1,816,680.55	329,694.14	1,027,144.34	361,074.56	387,060.86

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II
(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2005

	AIM Variable Insurance Funds			Alger American Fund
		Health			Leveraged	Small
	Dynamics	Sciences (1)	Technology	Growth	AllCap	Capitalization
Net investment (loss) income	$(36,032)	$(63,875)	$(29,015)	$(138,500)	$(24,518)	$(81,840)

Realized and unrealized
gain on investments:
Capital gains distributions	–	–	–	–	–	–

Net realized gain from shares sold	340,651	219,015	78,765	1,277,783	101,180	820,280

Net unrealized (depreciation)
appreciation on investments	(71,899)	145,944	(34,464)	1,712	143,259	81,517

Net realized and unrealized
gain on investments	268,752	364,959	44,301	1,279,495	244,439	901,797

Increase in net assets
resulting from operations	232,720	301,084	15,286	1,140,995	219,921	819,957

Accumulation unit transactions:
Participant deposits	107,834	320,825	272,441	251,234	156,730	134,178
Transfers between investment
sub-accounts and general account, net	(267,570)	(247,700)	(83,912)	(1,070,981)	40,972	(359,722)
Net surrenders and lapses	(196,060)	(377,336)	(262,744)	(2,069,359)	(187,568)	(1,129,572)
Contract benefits	–	(589)	(8,844)	(83,803)	–	(47,373)
Loan collateral interest received	–	139	229	61	108	52
Transfers for policy loans	–	1,704	1,953	1,997	666	(246)
Contract charges	(1,594)	(3,552)	(1,685)	(10,665)	(1,884)	(4,860)
Other	(133)	279	183	3,004	622	(175)

Total net accumulation unit transactions	(357,523)	(306,230)	(82,379)	(2,978,512)	9,646	(1,407,718)

(Decrease) increase in net assets	(124,803)	(5,146)	(67,093)	(1,837,517)	229,567	(587,761)

Net assets, beginning of period	2,710,189	4,725,999	2,192,788	13,490,761	1,738,944	6,315,596

Net assets, end of period	$2,585,386	$4,720,853	$2,125,695	$11,653,244	$1,968,511	$5,727,835

Units Issued, Transferred and Redeemed:
Beginning balance	365,843.00	520,475.69	525,974.29	981,988.91	226,660.10	608,040.56
Units issued	13,944.17	34,591.56	66,034.28	18,074.31	10,859.61	12,356.79
Units transferred	(34,599.86)	(26,707.18)	(20,338.60)	(77,048.67)	2,838.89	(33,127.71)
Units redeemed	(25,576.13)	(40,902.30)	(65,662.71)	(155,306.19)	(13,030.14)	(108,869.39)
Ending balance	319,611.18	487,457.77	506,007.26	767,708.36	227,328.46	478,400.25

	(1) On July 1, 2005, AIM Health Sciences Fund was renamed AIM Global Health Care Fund.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II
(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2005

	American Century Variable Portfolios
	Income &	Inflation
	Growth	Protection	International	Ultra	Value	Vista
Net investment income (loss)	$54,993	$245,172	$(17,903)	$(1,001)	$(95,403)	$(75,395)

Realized and unrealized
gain (loss) on investments:
Capital gains distributions	–	3,205	–	–	1,835,924	–

Net realized gain from shares sold	231,888	18,384	110,437	1,769	782,388	132,581

Net unrealized (depreciation)
appreciation on investments	(29,913)	(227,339)	417,844	(181)	(1,858,526)	359,137

Net realized and unrealized
gain (loss) on investments	201,975	(205,750)	528,281	1,588	759,786	491,718

Increase in net assets
resulting from operations	256,968	39,422	510,378	587	664,383	416,323

Accumulation unit transactions:
Participant deposits	280,585	2,888,458	1,720,958	20,339	2,002,770	2,171,711
Transfers between investment
sub-accounts and general account, net	(133,673)	1,952,886	607,777	7,149	465,277	877,271
Net surrenders and lapses	(951,699)	(318,418)	(173,120)	(28,319)	(1,930,145)	(454,866)
Contract benefits	(28,310)	(29,577)	–	–	(57,942)	–
Loan collateral interest received	75	–	–	–	63	–
Transfers for policy loans	484	–	–	–	2,597	(617)
Contract charges	(5,130)	(3,510)	(1,852)	(42)	(12,706)	(3,021)
Other	941	1,697	1,335	5	3,816	3,049

Total net accumulation unit transactions	(836,727)	4,491,536	2,155,098	(868)	473,730	2,593,527

(Decrease) increase in net assets	(579,759)	4,530,958	2,665,476	(281)	1,138,113	3,009,850

Net assets, beginning of period	8,796,273	4,889,459	2,396,668	79,056	18,059,845	3,987,928

Net assets, end of period	$8,216,514	$9,420,417	$5,062,144	$78,775	$19,197,958	$6,997,778

Units Issued, Transferred and Redeemed:
Beginning balance	765,569.07	464,504.55	212,294.68	7,351.49	1,108,091.56	369,192.37
Units issued	24,330.33	274,408.89	151,056.07	1,902.36	122,834.83	199,526.28
Units transferred	(11,591.17)	185,527.81	53,347.27	668.66	28,536.58	80,599.41
Units redeemed	(85,294.17)	(33,232.41)	(15,240.89)	(2,652.21)	(122,316.38)	(41,845.00)
Ending balance	693,014.06	891,208.84	401,457.13	7,270.30	1,137,146.59	607,473.06

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II
(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2005

					Franklin Templeton Variable Insurance
	Dreyfus Variable Investment Fund				Products Trust
		Developing	Quality	Socially	Foreign	Mutual
	Appreciation	Leaders	Bond	Responsible	Securities	Shares
Net investment (loss) income	$(63,051)	$(1,087)	$8,583	$(12,552)	$(11,636)	$(3,237)

Realized and unrealized
gain (loss) on investments:
Capital gains distributions	–	–	–	–	–	2,364

Net realized gain (loss) from shares sold	46,333	1,426	2,441	(4,756)	134,313	10,768

Net unrealized appreciation
(depreciation) on investments	144,977	6,019	(6,020)	33,937	304,986	60,600

Net realized and unrealized
gain (loss) on investments	191,310	7,445	(3,579)	29,181	439,299	73,732

Increase in net assets
resulting from operations	128,259	6,358	5,004	16,629	427,663	70,495

Accumulation unit transactions:
Participant deposits	2,018,120	53,879	167,690	26,091	1,941,181	310,376
Transfers between investment
sub-accounts and general account, net	2,061,635	21,630	168,356	9,919	996,997	325,949
Net surrenders and lapses	(429,264)	(8,452)	(16,766)	(132,763)	(225,061)	(68,478)
Contract benefits	–	–	(8,731)	(37,561)	–	–
Loan collateral interest received	–	–	–	–	–	–
Transfers for policy loans	–	–	–	–	–	–
Contract charges	(2,675)	(83)	(238)	(526)	(2,122)	(775)
Other	(387)	664	(6)	(2)	1,488	680

Total net accumulation unit transactions	3,647,429	67,638	310,305	(134,842)	2,712,483	567,752

Increase (decrease) in net assets	3,775,688	73,996	315,309	(118,213)	3,140,146	638,247

Net assets, beginning of period	2,556,991	32,003	222,700	1,022,453	2,691,151	382,376

Net assets, end of period	$6,332,679	$105,999	$538,009	$904,240	$5,831,297	$1,020,623

Units Issued, Transferred and Redeemed:
Beginning balance	247,910.98	2,938.60	21,381.13	146,825.11	233,297.54	34,866.29
Units issued	192,846.37	5,089.63	16,064.99	3,822.43	166,012.00	27,601.25
Units transferred	197,004.55	2,043.26	16,128.80	1,453.17	85,264.32	28,986.14
Units redeemed	(41,311.96)	(743.53)	(2,466.03)	(25,030.45)	(19,301.69)	(6,098.09)
Ending balance	596,449.94	9,327.96	51,108.89	127,070.26	465,272.17	85,355.59

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II
(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2005

	Franklin Templeton Variable Insurance Products Trust			JP Morgan Series Trust II
	Real	Small	Small	International	Small
	Estate	Cap	Cap Value	Equity	Company
Net investment (loss) income	$(446)	$(2,036)	$(4,893)	$(16,867)	$(27,153)

Realized and unrealized
gain on investments:
Capital gains distributions	134,243	–	6,493	–	242,298

Net realized gain from shares sold	88,018	5,521	55,510	284,669	78,661

Net unrealized appreciation
(depreciation) on investments	71,487	7,014	20,265	19,435	(256,168)

Net realized and unrealized
gain on investments	293,748	12,535	82,268	304,104	64,791

Increase in net assets
resulting from operations	293,302	10,499	77,375	287,237	37,638

Accumulation unit transactions:
Participant deposits	440,879	89,689	248,403	281,913	136,659
Transfers between investment
sub-accounts and general account, net	1,797,290	29,662	351,213	137,590	(70,867)
Net surrenders and lapses	(508,827)	(14,931)	(58,328)	(337,704)	(107,898)
Contract benefits	(54,370)	–	(26,688)	–	(768)
Loan collateral interest received	–	–	–	13	6
Transfers for policy loans	–	–	–	39	(334)
Contract charges	(1,565)	(91)	(289)	(2,205)	(1,351)
Other	1,368	(8)	221	(183)	291

Total net accumulation unit transactions	1,674,775	104,321	514,532	79,463	(44,262)

Increase (decrease) in net assets	1,968,077	114,820	591,907	366,700	(6,624)

Net assets, beginning of period	967,030	94,330	522,938	3,033,501	2,035,302

Net assets, end of period	$2,935,107	$209,150	$1,114,845	$3,400,201	$2,028,678

Units Issued, Transferred and Redeemed:
Beginning balance	71,208.31	8,615.03	43,564.50	285,762.15	138,936.30
Units issued	32,094.57	8,484.34	20,767.96	27,131.36	9,740.90
Units transferred	130,836.91	2,805.94	29,363.48	13,241.69	(5,051.32)
Units redeemed	(41,013.26)	(1,421.81)	(7,113.53)	(32,725.52)	(7,844.52)
Ending balance	193,126.53	18,483.51	86,582.41	293,409.68	135,781.36

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II
(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2005

	Neuberger Berman Advisors Management Trust				Scudder Variable Series II
		Limited	Mid Cap		Dreman	Dreman
	Fasciano	Maturity	Growth	Partners	High Return Equity	Small Cap Value
Net investment (loss) income	$(33,893)	$167,062	$(2,592)	$(8,275)	$(807)	$(17,778)

Realized and unrealized
gain (loss) on investments:
Capital gains distributions	13,477	–	–	713	–	192,365

Net realized gain (loss) from shares sold	62,853	(37,314)	11,385	343,584	9,008	68,206

Net unrealized appreciation
(depreciation) on investments	57,783	(114,843)	20,929	92,917	15,867	(45,522)

Net realized and unrealized
gain (loss) on investments	134,113	(152,157)	32,314	437,214	24,875	215,049

Increase in net assets
resulting from operations	100,220	14,905	29,722	428,939	24,068	197,271

Accumulation unit transactions:
Participant deposits	1,234,402	3,697,950	93,562	342,867	105,110	793,776
Transfers between investment
sub-accounts and general account, net	500,158	2,296,899	97,619	822,264	179,407	(343,787)
Net surrenders and lapses	(137,492)	(458,593)	(6,913)	(317,432)	(11,970)	(318,552)
Contract benefits	(12,096)	(30,642)	–	–	(26,755)	(48,603)
Loan collateral interest received	–	–	–	24	–	–
Transfers for policy loans	–	–	–	1,917	–	(338)
Contract charges	(1,339)	(4,172)	(73)	(1,808)		(1,110)
Other	252	21	(17)	(978)		(530)

Total net accumulation unit transactions	1,583,885	5,501,463	184,178	846,854	245,537	80,856

Increase in net assets	1,684,105	5,516,368	213,900	1,275,793	269,605	278,127

Net assets, beginning of period	1,570,132	5,842,981	70,067	2,177,869	245,061	1,456,626

Net assets, end of period	$3,254,237	$11,359,349	$283,967	$3,453,662	$514,666	$1,734,753

Units Issued, Transferred and Redeemed:
Beginning balance	143,490.34	586,111.13	6,084.77	181,388.85	21,818.25	122,129.24
Units issued	116,569.39	371,606.14	8,121.70	26,595.80	9,159.22	119,926.74
Units transferred	47,231.87	230,814.85	8,319.77	63,782.07	15,633.42	(51,940.67)
Units redeemed	(14,228.83)	(49,580.25)	(542.16)	(24,688.38)	(3,396.69)	(55,770.03)
Ending balance	293,062.77	1,138,951.87	21,984.08	247,078.34	43,214.20	134,345.28

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II
(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2005

	Sentinel Variable Products Trust
			Common	Growth	Mid Cap	Money	Small
	Balanced	Bond	Stock	Index	Growth	Market	Company
Net investment income (loss)	$141,308	$545,382	$(77,677)	$(13,446)	$(210,687)	$143,759	$(470,921)

Realized and unrealized
gain (loss) on investments:
Capital gains distributions	280,098	–	–	–	–	–	3,448,887

Net realized gain from shares sold	405,778	83,003	1,119,352	181,214	748,934	–	3,420,500

Net unrealized (depreciation)
appreciation on investments	(145,609)	(544,635)	1,170,815	(128,286)	(263,743)	–	(3,941,444)

Net realized and unrealized
gain (loss) on investments	540,267	(461,632)	2,290,167	52,928	485,191	–	2,927,943

Increase in net assets
resulting from operations	681,575	83,750	2,212,490	39,482	274,504	143,759	2,457,022

Accumulation unit transactions:
Participant deposits	1,021,925	1,926,509	5,166,684	213,755	688,957	2,029,857	4,331,750
Transfers between investment
sub-accounts and general account, net	381,552	213,284	716,255	(422,044)	(958,591)	(1,443,025)	(3,824,446)
Net surrenders and lapses	(1,553,186)	(1,724,583)	(3,573,166)	(194,856)	(2,072,239)	(2,375,157)	(3,694,606)
Contract benefits	(234,613)	(435,720)	(364,421)	(81,111)	(50,347)	(53,111)	(330,833)
Loan collateral interest received	10	340	10	–	35	292	169
Transfers for policy loans	689	4,514	687	–	2,376	10,401	2,971
Contract charges	(12,294)	(11,575)	(24,691)	(1,668)	(12,026)	(5,664)	(23,851)
Other	199	390	1,579	1,535	1,800	(2)	6,372

Total net accumulation unit transactions	(395,718)	(26,842)	1,922,938	(484,390)	(2,400,033)	(1,836,410)	(3,532,474)

Increase (decrease) in net assets	285,857	56,908	4,135,428	(444,908)	(2,125,529)	(1,692,651)	(1,075,452)

Net assets, beginning of period	16,562,823	18,110,108	34,448,642	2,836,872	16,749,696	11,086,345	37,157,107

Net assets, end of period	$16,848,680	$18,167,016	$38,584,070	$2,391,964	$14,624,167	$9,393,694	$36,081,655

Units Issued, Transferred and Redeemed:
Beginning balance	1,253,469.19	1,287,455.21	2,530,565.26	369,520.70	1,136,704.15	956,343.80	1,502,266.71
Units issued	76,522.09	171,997.13	374,299.94	27,692.96	47,914.28	173,994.28	165,888.85
Units transferred	28,570.74	19,041.82	51,889.03	(54,677.77)	(66,666.27)	(123,692.50)	(146,461.12)
Units redeemed	(134,724.33)	(193,435.29)	(286,881.98)	(35,770.05)	(148,161.10)	(207,714.18)	(154,707.48)
Ending balance	1,223,837.69	1,285,058.87	2,669,872.25	306,765.84	969,791.06	798,931.40	1,366,986.96

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II
(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2005

	Strong Variable Insurance Fund		T Rowe Price Equity Series			Variable Insurance Product Funds
	Mid Cap	Opportunity	Blue Chip	Equity	Health		Equity
	Growth Fund II (2)	Fund II (2)	Growth	Income	Sciences	Contrafund	Income	Growth
Net investment (loss) income	$–	$–	$(72,893)	$242	$(20,050)	$(212,510)	$53,550	$(124,598)

Realized and unrealized
gain on investments:
Capital gains distributions	–	–	–	44,652	–	3,534	690,359	–

Net realized gain (loss)
from shares sold	–	–	74,187	17,337	129,158	1,111,334	397,199	(339,749)

Net unrealized appreciation
(depreciation)
on investments	–	–	404,443	(37,134)	88,682	1,909,318	(357,709)	1,021,743

Net realized and unrealized
gain on investments	–	–	478,630	24,855	217,840	3,024,186	729,849	681,994

Increase in net assets
resulting from operations	–	–	405,737	25,097	197,790	2,811,676	783,399	557,396

Accumulation unit
transactions:
Participant deposits	–	–	2,781,587	165,801	493,700	1,174,739	721,206	640,127
Transfers between investment
sub-accounts and
general account, net	(7,995,238)	(11,005,540)	4,153,136	397,163	448,898	5,095	(1,016,184)	(1,239,622)
Net surrenders and lapses	–	–	(261,869)	(34,201)	(636,278)	(2,179,818)	(2,064,476)	(1,845,749)
Contract benefits	–		(10,016)	(26,104)	(24,011)	(172,278)	(134,998)	(28,168)
Loan collateral
interest received	–	–	–	–	–	24	28	124
Transfers for policy loans	–	–	–	–	(539)	1,903	97	(2,046)
Contract charges	–	–	(2,956)	(426)	(787)	(13,336)	(10,904)	(10,960)
Other	–	–	1,323	(65)	1	512	5,013	2,121

Total net accumulation
unit transactions	–	–	6,661,205	502,168	280,984	(1,183,159)	(2,500,218)	(2,484,173)

Increase (decrease) in net assets	–	–	7,066,942	527,265	478,774	1,628,517	(1,716,819)	(1,926,777)

Net assets, beginning of period	7,995,238	11,005,540	3,019,123	461,943	1,100,429	18,916,970	20,229,082	15,767,604

Net assets, end of period	$–	$–	$10,086,065	$989,208	$1,579,203	$20,545,487	$18,512,263	$13,840,827

Units Issued,
Transferred and Redeemed:
Beginning balance	543,989.20	583,347.53	279,899.33	41,206.26	106,209.88	1,069,940.50	1,393,766.90	1,202,786.07
Units issued	–	–	257,906.23	14,883.49	53,387.37	61,871.97	49,647.54	49,191.04
Units transferred	(543,989.20)	(583,347.53)	385,075.02	35,652.20	48,542.60	268.35	(69,953.71)	(95,259.67)
Units redeemed	–	–	(25,360.34)	(5,457.49)	(71,545.13)	(124,455.76)	(151,807.86)	(144,829.49)
Ending balance	–	–	897,520.24	86,284.46	136,594.72	1,007,625.06	1,221,652.87	1,011,887.95

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II
(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2005

	Variable Insurance Product Funds					Wells Fargo Variable Trust Funds
	High		Investment
	Income	Index 500	Grade Bond	Mid Cap	Overseas	Discovery	Opportunity
Net investment income (loss)	$1,357,070	$112,409	$547,039	$(36,291)	$(101,959)	$(100,247)	$(143,640)

Realized and unrealized
(loss) gain on investments:
Capital gains distributions	–	–	535,297	28,189	69,469	–	–

Net realized gain (loss) from shares sold	205,148	13,261	(252,327)	141,293	805,566	912,949	2,471,171

Net unrealized (depreciation)
appreciation on investments	(1,430,133)	737,988	(642,146)	354,335	1,540,132	(296,787)	(1,718,555)

Net realized and unrealized
(loss) gain on investments	(1,224,985)	751,249	(359,176)	523,817	2,415,167	616,162	752,616

Increase in net assets
resulting from operations	132,085	863,658	187,863	487,526	2,313,208	515,915	608,976

Accumulation unit transactions:
Participant deposits	1,154,839	1,362,822	2,405,068	933,439	1,104,736	158,338	463,824
Transfers between investment
sub-accounts and general account, net	(294,146)	(991,021)	(371,892)	1,280,948	(237,301)	(587,545)	(628,931)
Net surrenders and lapses	(984,968)	(2,563,871)	(2,873,438)	(191,805)	(1,271,224)	(822,003)	(1,701,928)
Contract benefits	(102,061)	(154,582)	(265,403)	(10,577)	(132,175)	(107,790)	(5,465)
Loan collateral interest received	245	293	180	–	45	255	10
Transfers for policy loans	2,083	(2,601)	3,585	–	2,030	2,715	(16)
Contract charges	(6,625)	(22,032)	(15,303)	(1,483)	(8,986)	(6,302)	(6,597)
Other	802	6,262	(2,204)	1,239	(1,448)	(49)	1,485

Total net accumulation unit transactions	(229,831)	(2,364,730)	(1,119,407)	2,011,761	(544,323)	(1,362,381)	(1,877,618)

(Decrease) increase in net assets	(97,746)	(1,501,072)	(931,544)	2,499,287	1,768,885	(846,466)	(1,268,642)

Net assets, beginning of period	10,144,330	28,063,565	24,936,299	1,319,406	13,531,954	7,995,238	11,005,540

Net assets, end of period	$10,046,584	$26,562,493	$24,004,755	$3,818,693	$15,300,839	$7,148,772	$9,736,898

Units Issued, Transferred and Redeemed:
Beginning balance	1,010,663.00	2,088,000.22	1,968,755.52	107,584.37	1,185,510.33	543,989.20	583,347.53
Units issued	112,740.48	101,590.00	189,643.18	73,910.34	88,809.44	10,924.91	24,277.15
Units transferred	(28,715.83)	(73,874.53)	(29,324.24)	101,426.33	(19,076.56)	(40,539.07)	(32,919.06)
Units redeemed	(106,461.77)	(203,991.56)	(248,585.84)	(16,044.06)	(113,490.86)	(64,386.57)	(89,635.04)
Ending balance	988,225.88	1,911,724.13	1,880,488.62	266,876.98	1,141,752.35	449,988.47	485,070.58

(2) On April 8, 2005, Wells Fargo acquired assets from Strong Financial Corporation which became part of the Wells Fargo Variable Trust Funds. The amounts presented include the activity of both the Strong Variable Insurance Funds and the Wells Fargo Variable Trust Funds.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II
(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS

NOTE 1 - NATURE OF OPERATIONS

National Variable Annuity Account II (the “Variable Account”) began operations on June 20, 1997 and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The operations of the Variable Account are part of National Life Insurance Company (“National Life”). The Variable Account was established by National Life as a separate investment account to invest the net premiums received from the sale of certain variable annuity products. Equity Services, Inc., an indirect wholly-owned subsidiary of National Life, is the principal underwriter for the variable annuity contracts issued by National Life. Sentinel Asset Management, Inc., an indirectly-owned subsidiary of National Life, provides investment advisory services for certain mutual fund portfolios within the Sentinel Variable Products Trust (“SVPT”).

The Variable Account invests the accumulated contractholder account values in shares of mutual fund portfolios within AIM Variable Insurance Funds, Alger American Fund, American Century Variable Portfolios (“ACVP”), Dreyfus Variable Investment Fund, DWS Scudder Variable Series II, Franklin Templeton Variable Insurance Products Trust, JP Morgan Series Trust II, Neuberger Berman Advisors Management Trust, SVPT, T Rowe Price Equity Series, Fidelity Variable Insurance Product Funds (“VIPF”), and Wells Fargo Variable Trust Funds (formerly Strong Variable Insurance Funds). Net premiums received by the Variable Account are deposited in investment portfolios as designated by the contractholder. Contractholders may also direct the allocations of their account value between the various investment portfolios within the Variable Account and a declared interest account (within the General Account of National Life) through participant transfers.

There are forty-eight sub-accounts within the Variable Account as of December 31, 2006. Each sub-account, which invests exclusively in the shares of the corresponding portfolio, comprises the accumulated contractholder account values of the underlying variable annuity contracts investing in the sub-account.

During 2006, the assets of the SVPT Growth Index Fund were merged with the assets of the SVPT Mid Cap Growth Fund.

During 2006, the Scudder Variable Series II mutual fund portfolio was renamed DWS Scudder Variable Series II.

During 2005, Wells Fargo purchased the Strong Variable Insurance Funds whose funds were merged into newly organized funds within the Wells Fargo Variable Trust Funds which substantially retained their prior objectives and characteristics.

On July 1, 2005, AIM Health Sciences Fund was renamed AIM Global Health Care Fund.

During 2004, several new fund choices were added to further enhance the investment options available to contractholders. These new fund choices included mutual fund portfolios within American Century Variable Portfolios, Dreyfus Variable Investment Fund, Franklin Templeton Variable Insurance Products Trust, Neuberger Berman Advisors Management Trust, Scudder Variable Series II, T. Rowe Price Equity Series and VIPF Mid Cap Portfolio.

On April 25, 2003, two investment portfolios of the Market Street Fund, Inc. (MSF) were merged into two series of the Gartmore Variable Insurance Trust (GVIT). The GVIT Government Bond Fund and JP Morgan GVIT Balanced Fund replaced the Market Street Bond Fund and Market Street Managed Fund, respectively.

NATIONAL VARIABLE ANNUITY ACCOUNT II
(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS (continued)

NOTE 1 – NATURE OF OPERATIONS (continued)

Subsequently, on August 1, 2003, certain mutual fund substitutions were completed. The Company replaced the balance of mutual fund portfolios within GVIT with newly created funds of the SVPT. The SVPT Bond Fund and SVPT Balanced Fund replaced the GVIT Government Bond Fund and JP Morgan GVIT Balanced Fund, respectively. The investment portfolios within GVIT are no longer available to policyholders. See Note 9 for additional information on fund substitutions.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed in the preparation of the Variable Account’s financial statements.

Investments

The mutual fund portfolios consist of the AIM Dynamics Fund, AIM Global Health Care Fund (formerly AIM Health Sciences Fund), AIM Technology Fund, Alger American Growth Fund, Alger American Leveraged All Cap Fund, Alger American Small Cap Fund, ACVP Income & Growth Fund, ACVP Inflation Protection Fund, ACVP International Fund, ACVP Ultra Fund, ACVP Value Fund, ACVP Vista Fund, Dreyfus Appreciation Fund, Dreyfus Developing Leaders Fund, Dreyfus Quality Bond Fund, Dreyfus Socially Responsible Growth Fund, DWS Scudder Variable Series II Dreman High Return Equity, DWS Scudder Variable Series II Dreman Small Cap Value, Franklin Templeton Foreign Securities, Franklin Templeton Mutual Shares, Franklin Templeton Real Estate, Franklin Templeton Small Cap, Franklin Templeton Small Cap Value, JP Morgan Series Trust II International Equity, JP Morgan Series Trust II Small Company, Neuberger Berman Fasciano, Neuberger Berman Limited Maturity, Neuberger Berman Mid Cap Growth, Neuberger Berman Partners, SVPT Balanced Fund, SVPT Bond Fund, SVPT Common Stock, SVPT Mid Cap Growth, SVPT Money Market, SVPT Small Company, T Rowe Price Blue Chip Growth, T Rowe Price Equity Income, T Rowe Price Health Sciences, VIPF Contrafund, VIPF Equity Income, VIPF Growth, VIPF High Income, VIPF Index 500, VIPF Investment Grade Bond, VIPF Mid Cap, VIPF Overseas, Wells Fargo Discovery (formerly Strong Mid Cap Growth II), and Wells Fargo Opportunity (formerly Strong Opportunity II).

The assets of each portfolio are held separate from the assets of the other portfolios and each has different investment objectives and policies. Each portfolio operates separately and the gains or losses in one portfolio have no effect on the investment performance of the other portfolios.

Investment Valuation

The investments in the Portfolios are valued at the closing net asset value per share as determined by the portfolio at the end of each period. The change in the difference between cost and market value is reflected as unrealized gain (loss) in the Statements of Operations.

Investment Transactions

Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income and capital gain distributions are recorded on the ex-dividend date. The cost of investments sold was determined using the first in, first out method.

NATIONAL VARIABLE ANNUITY ACCOUNT II
(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS (continued)

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Policy Loans

Policyholders may obtain loans as outlined in the variable annuity contract. At the time a loan is granted, accumulated value equal to the amount of the loan is designated as collateral and transferred from the Segment to the General Account of National Life. Interest is credited by National Life at predetermined rates on collateral held in the General Account. This interest is periodically transferred to the Variable Account.

Participant Transactions

Payments received from policyholders represent participant deposits under the contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by applicable deductions, charges and state premium taxes. Policyholders may allocate amounts in their individual accounts to variable investment options and to the guaranteed interest account of the Company's General Account. Transfers between funds and guaranteed interest account, net, are amounts that participants have directed to be moved among investment options, including permitted transfers to and from the guaranteed interest account.

Surrenders, lapses and contract benefits are payments to participants and beneficiaries made under the terms of the contracts and amounts that participants have requested to be withdrawn and paid to them. Withdrawal charges, if applicable, are included in transfers for contract benefits and terminations. Included in contract charges are administrative, cost of insurance, and other variable charges deducted monthly from the contracts.

Federal Income Taxes

The operations of the Variable Account are part of and taxed with, the total operations of National Life. Under existing federal income tax law, investment income and capital gains attributable to the Variable Account are not taxed.

NATIONAL VARIABLE ANNUITY ACCOUNT II
(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS (continued)

NOTE 3 - CHARGES AND EXPENSES

The following table describes the charges and expenses assessed when buying, owning and surrendering a Policy within the Segment. Such charges reimburse the Company for the insurance and other benefits provided, its assumption of mortality and expense risks, and account administration. The mortality risk assumed is that the insureds under the policies may die sooner than anticipated. The expense risk assumed is that expenses incurred in issuing and administering the policies may exceed expected levels.

Charges and Deductions
Description of Charge	When Charge is Deducted	Amount Deducted	How Deducted
Mortality and Expense Risk Charge	Daily	Annual Rate of 1.25% of the average daily net assets of each sub-account of the Separate Account	Deducted from sub-accounts as a Reduction in Unit Value
Administration Charge	Daily	Annual Rate of 0.15% of the average daily net assets of each sub-account of the Separate Account	Deducted from sub-accounts as a Reduction in Unit Value
Contingent Deferred Sales Charge	Upon Withdrawal or Surrender, depending on the specifics and duration of the Policy	0% - 7% of Net Premium Payments withdrawn or surrendered	Deducted from Accumulated Value upon Surrender or Lapse
Annual Contract Fee	Annually on Contract Anniversary on Contract Values under $50,000	$30	Unit Liquidation from Account Value
Transfer Charge	Upon making a Transfer	Currently no Amount is assessed	Deducted from Transfer amount
Premium Taxes	Upon Premium Payment, Annuitization, Death of owner, or Surrender, depending on specifics of the Policy	Amount of Premium Taxes, up to 3.5%	Deducted from Premium Payment or by Unit Liquidation from Account Value
Riders	On the Date of Issue of the Policy and on each Monthly Policy Date	Amounts vary depending on the specifics of the Policy	Unit liquidation from Account Value

The SVPT mutual fund portfolios are managed by an affiliate of National Life. During the year ended December 31, 2006, management fees were paid directly by the sub-accounts to the affiliate investment manager. The advisory agreement provides for fees ranging from .25% to .55% based on individual portfolios and average daily net assets. The investment manager currently waives all or a portion of its management fees for some of the sub-accounts. The effective advisory fee rates paid by the sub-accounts in 2006, after taking these waivers into account, range from 0% to .39%. The investment manager expects to waive all or a portion of its management fees for some of the sub-accounts in 2007.

NATIONAL VARIABLE ANNUITY ACCOUNT II
(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS (continued)

NOTE 4 - INVESTMENTS

The number of shares held and cost for each of the portfolios at December 31, 2006 are set forth below:

Portfolio	Shares	Cost
AIM Variable Insurance Funds
Dynamics	148,496	$1,896,367
Global Health Care	194,048	3,486,655
Technology	126,462	1,492,075

Alger American Fund
Growth	260,629	8,162,192
Leveraged AllCap	59,027	1,805,918
Small Capitalization	186,934	3,475,574

American Century Variable Portfolios
Income & Growth	954,298	6,210,784
Inflation Protection	1,172,544	12,074,030
International	841,876	6,876,895
Ultra	13,882	136,657
Value	2,359,981	18,637,640
Vista	648,096	9,255,259

Dreyfus Variable Investment Fund
Appreciation	209,299	7,797,319
Developing Leaders	5,029	211,494
Quality Bond	77,613	872,983
Socially Responsible Growth	29,748	653,423

DWS Scudder Variable Series II
Dreman High Return Equity	45,014	611,380
Dreman Small Cap Value	112,277	2,297,211

Franklin Templeton Variable Insurance
Products Trust
Foreign Securities	491,205	7,652,259
Mutual Shares Securities	86,880	1,580,316
Real Estate	90,734	2,873,271
Small Cap	13,386	268,566
Small Cap Value Securities	78,343	1,330,364

JP Morgan Series Trust II
International Equity	330,635	3,812,809
Small Company	110,274	1,743,693

NATIONAL VARIABLE ANNUITY ACCOUNT II
(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS (continued)

NOTE 4 – INVESTMENTS (continued)

The number of shares held and cost for each of the portfolios at December 31, 2006 are set forth below:

Portfolio	Shares	Cost
Neuberger Berman Advisors Management
Trust
Fasciano	335,766	$4,708,141
Limited Maturity	1,192,661	15,230,070
Mid Cap Growth	24,665	530,550
Partners	150,721	3,055,958

Sentinel Variable Products Trust
Balanced	1,334,218	14,955,670
Bond	1,782,083	18,142,680
Common Stock	3,361,194	36,372,775
Mid Cap Growth	1,330,416	10,527,236
Money Market	10,333,584	10,333,584
Small Company	2,766,693	39,587,300

T Rowe Price Equity Series
Blue Chip Growth	1,472,123	13,800,482
Equity Income	62,727	1,418,569
Health Sciences	137,731	1,542,710

Variable Insurance Product Funds
Contrafund	662,211	16,628,985
Equity Income	711,999	16,031,484
Growth	352,330	10,206,045
High Income	1,597,594	10,347,756
Index 500	163,789	20,133,580
Investment Grade Bond	1,870,308	23,955,536
Mid Cap	150,800	5,015,319
Overseas	668,734	11,248,205

Wells Fargo Variable Trust Funds
Discovery	394,500	4,979,623
Opportunity	357,980	7,844,580

The cost also represents the aggregate cost for federal income tax purposes.

NATIONAL VARIABLE ANNUITY ACCOUNT II
(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS (continued)

NOTE 5 - PURCHASES AND SALES OF PORTFOLIO SHARES

Purchases and proceeds from sales of shares in the portfolios for the year ended December 31, 2006 aggregated the following:

			Sales
Portfolio		Purchases	Proceeds
AIM Variable Insurance Funds
Dynamics		$300,930	$724,477
Global Health Care		590,780	1,364,859
Technology		183,838	722,612

Alger American Fund
Growth		714,546	2,126,468
Leveraged AllCap		545,947	464,049
Small Capitalization		576,609	2,010,187

American Century Variable Portfolios
Income & Growth		1,173,597	2,276,816
Inflation Protection		5,460,491	2,874,576
International		3,737,655	1,716,477
Ultra		65,559	2,301
Value		5,018,406	5,016,505
Vista		4,510,391	1,989,252

Dreyfus Variable Investment Fund
Appreciation		3,680,790	2,246,094
Developing Leaders		147,447	34,517
Quality Bond		442,096	107,693
Socially Responsible Growth		80,613	214,802

DWS Scudder Variable Series II	(1)
Dreman High Return Equity		797,655	703,828
Dreman Small Cap Value		3,103,516	2,568,487

Franklin Templeton Variable Insurance Products
Trust
Foreign Securities		3,863,737	1,906,715
Mutual Shares Securities		918,823	333,982
Real Estate		1,578,105	1,654,273
Small Cap		128,129	61,313
Small Cap Value Securities		744,006	539,089

     (1) In 2006, the Scudder Variable Series II mutual fund portfolio was renamed DWS Scudder Variable Series II.

NATIONAL VARIABLE ANNUITY ACCOUNT II
(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS (continued)

NOTE 5 - PURCHASES AND SALES OF PORTFOLIO SHARES (continued)

Purchases and proceeds from sales of shares in the portfolios for the year ended December 31, 2006 aggregated the following:

			Sales
Portfolio		Purchases	Proceeds
JP Morgan Series Trust II
International Equity		$1,705,422	$997,305
Small Company		534,593	811,583

Neuberger Berman Advisors Management Trust
Fasciano		2,372,850	843,629
Limited Maturity		6,840,049	3,104,067
Mid Cap Growth		440,869	199,624
Partners		1,239,177	1,495,396

Sentinel Variable Products Trust
Balanced		1,840,293	3,250,004
Bond		3,717,264	4,376,000
Common Stock		9,912,343	9,169,726
Growth Index		240,446	2,729,732
Mid Cap Growth		1,152,599	3,008,181
Money Market		6,990,755	6,050,865
Small Company		11,198,945	8,703,240

T Rowe Price Equity Series
Blue Chip Growth		6,392,381	2,376,124
Equity Income		617,426	213,829
Health Sciences		839,029	815,692

Variable Insurance Product Funds
Contrafund		5,368,606	5,437,568
Equity Income		4,230,104	4,647,465
Growth	(2)	1,091,942	3,116,577
High Income		2,266,342	2,480,420
Index 500		4,877,671	8,372,899
Investment Grade Bond		5,273,625	5,427,394
Mid Cap		3,354,638	1,913,990
Overseas		2,717,157	4,343,039

Wells Fargo Variable Trust Funds
Discovery		418,739	2,020,484
Opportunity		1,518,148	2,693,743

     (2) In 2006, the assets of the SVPT Growth Index Fund were merged with the assets of the SVPT Mid Cap Growth Fund.

NATIONAL VARIABLE ANNUITY ACCOUNT II
(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS (continued)

NOTE 6 – FINANCIAL HIGHLIGHTS

A summary of units outstanding and unit values for the Variable Account, the investment income ratios, the expense ratios, excluding expenses of the underlying funds, and total return for the years ended December 31, 2006, 2005, 2004, 2003, and 2002 are shown below. Information for the years ended December 31, 2006, 2005, 2004 and 2003 reflects the adoption of AICPA Statement of Position 03-5, Financial Highlights of Separate Accounts. Certain ratios presented for the prior years reflect the presentation used in the current year.

					For the Year Ended
		At December 31, 2006			December 31, 2006
			Unit		Investment
			Fair		Income	Expense	Total
Portfolio		Units	Value	Net Assets	Ratio (a)	Ratio (b)	Return (c)
AIM Variable Insurance Funds
Dynamics		274,929.94	$9.26	$2,546,709	0.00%	1.40%	14.51%
Global Health Care		415,276.77	10.05	4,173,968	0.00%	1.40%	3.78%
Technology		387,355.19	4.58	1,773,001	0.00%	1.40%	8.96%

Alger American Fund
Growth		682,503.10	15.74	10,743,125	0.13%	1.40%	3.70%
Leveraged AllCap		240,392.39	10.19	2,448,421	0.00%	1.40%	17.62%
Small Capitalization		374,886.88	14.17	5,312,660	0.00%	1.40%	18.36%

American Century Variable Portfolios
Income & Growth		601,543.80	13.69	8,235,590	1.87%	1.40%	15.47%
Inflation Protection		1,113,774.46	10.62	11,830,969	3.48%	1.40%	0.49%
International		547,976.90	15.55	8,519,781	1.29%	1.40%	23.30%
Ultra		13,484.80	10.34	139,375	0.00%	1.40%	-4.61%
Value		1,044,069.87	19.76	20,626,235	1.35%	1.40%	17.02%
Vista		823,729.18	12.38	10,201,035	0.00%	1.40%	7.50%

Dreyfus Variable Investment Fund
Appreciation		730,198.31	12.20	8,905,668	1.40%	1.40%	14.87%
Developing Leaders		18,175.92	11.63	211,375	0.32%	1.40%	2.34%
Quality Bond		80,546.01	10.82	871,591	4.37%	1.40%	2.80%
Socially Responsible Growth		110,434.19	7.66	846,330	0.11%	1.40%	7.70%

DWS Scudder Variable Series II	(1)
Dreman High Return Equity		48,695.97	13.88	676,114	1.33%	1.40%	16.58%
Dreman Small Cap Value		161,908.39	15.87	2,568,888	0.33%	1.40%	22.87%

Franklin Templeton Variable Insurance
Products Trust
Foreign Securities		612,574.54	15.01	9,195,362	1.18%	1.40%	19.77%
Mutual Shares Securities		127,395.57	13.96	1,778,437	1.21%	1.40%	16.75%
Real Estate		174,101.91	18.07	3,146,658	1.88%	1.40%	18.92%
Small Cap		24,421.84	12.13	296,226	0.00%	1.40%	7.19%
Small Cap Value Securities		99,096.40	14.85	1,472,072	0.58%	1.40%	15.37%

JP Morgan Series Trust II
International Equity		349,417.97	13.95	4,873,554	0.96%	1.40%	20.36%
Small Company		115,961.87	16.95	1,965,078	0.00%	1.40%	13.42%

(1)	In 2006, the Scudder Variable Series II mutual fund portfolio was renamed DWS Scudder Variable Series II Fund.

NATIONAL VARIABLE ANNUITY ACCOUNT II
(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS (continued)

NOTE 6 – FINANCIAL HIGHLIGHTS (continued)

					For the Year Ended
		At December 31, 2006			December 31, 2006
			Unit		Investment
			Fair		Income	Expense	Total
Portfolio		Units	Value	Net Assets	Ratio (a)	Ratio (b)	Return(c)
Neuberger Berman Advisors Management
Trust
Fasciano		423,265.64	$11.53	$4,878,677	0.00%	1.40%	3.80%
Limited Maturity		1,484,819.93	10.25	15,218,356	3.20%	1.40%	2.77%
Mid Cap Growth		39,266.72	14.61	573,714	0.00%	1.40%	13.11%
Partners		206,120.72	15.47	3,189,250	0.70%	1.40%	10.69%

Sentinel Variable Products Trust
Balanced		1,103,558.00	15.14	16,704,403	2.38%	1.40%	9.95%
Bond		1,198,084.14	14.46	17,321,849	4.67%	1.40%	2.27%
Common Stock		2,718,931.26	16.55	45,006,393	1.46%	1.40%	14.54%
Growth Index		-	-	-	0.00%	1.40%	3.33%
Mid Cap Growth		862,387.68	15.70	13,543,639	0.00%	1.40%	4.15%
Money Market		851,095.95	12.14	10,333,584	4.59%	1.40%	3.26%
Small Company		1,311,018.77	30.24	39,646,714	0.20%	1.40%	14.57%

T Rowe Price Equity Series
Blue Chip Growth		1,264,772.76	12.12	15,324,800	0.22%	1.40%	7.82%
Equity Income		115,963.86	13.41	1,555,638	1.31%	1.40%	17.01%
Health Sciences		140,366.78	12.36	1,735,405	0.00%	1.40%	6.94%

Variable Insurance Product Funds
Contrafund		927,655.92	22.47	20,839,792	1.28%	1.40%	10.18%
Equity Income		1,038,522.00	17.96	18,654,387	3.34%	1.40%	18.54%
Growth	(2)	876,812.79	14.41	12,638,070	0.40%	1.40%	5.38%
High Income		909,615.80	11.15	10,144,724	7.51%	1.40%	9.70%
Index 500		1,666,576.35	15.86	26,429,051	1.80%	1.40%	14.13%
Investment Grade Bond		1,816,680.55	13.14	23,865,131	3.96%	1.40%	2.91%
Mid Cap		329,694.14	15.90	5,243,325	0.31%	1.40%	11.15%
Overseas		1,027,144.34	15.61	16,029,555	0.89%	1.40%	16.45%

Wells Fargo Advantage Funds
Discovery		361,074.56	17.96	6,485,575	0.00%	1.40%	13.06%
Opportunity		387,060.86	22.22	8,598,672	0.00%	1.40%	10.67%

(2)	In 2006, the assets of the SVPT Growth Index Fund were merged with the assets of the SVPT Mid Cap Growth Fund.

(a) These amounts represent dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

(b) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(c) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units.

NATIONAL VARIABLE ANNUITY ACCOUNT II
(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS (continued)

NOTE 6 – FINANCIAL HIGHLIGHTS (continued)

					For the Year Ended
		At December 31, 2005			December 31, 2005
			Unit		Investment
			Fair		Income	Expense	Total
Portfolio		Units	Value	Net Assets	Ratio (a)	Ratio (b)	Return (c)
AIM Variable Insurance Funds
Dynamics		319,611.18	$8.09	$2,585,386	0.00%	1.40%	9.17%
Global Health Care	(3)	487,457.77	9.68	4,720,853	0.00%	1.40%	6.66%
Technology		506,007.26	4.20	2,125,695	0.00%	1.40%	0.74%

Alger American Fund
Growth		767,708.36	15.18	11,653,244	0.24%	1.40%	10.47%
Leveraged AllCap		227,328.46	8.66	1,968,511	0.00%	1.40%	12.90%
Small Capitalization		478,400.25	11.97	5,727,835	0.00%	1.40%	15.23%

American Century Variable Portfolios
Income & Growth		693,014.06	11.86	8,216,514	2.05%	1.40%	3.19%
Inflation Protection		891,208.84	10.57	9,420,417	4.43%	1.40%	0.38%
International		401,457.13	12.61	5,062,144	0.81%	1.40%	11.69%
Ultra		7,270.30	10.84	78,775	0.00%	1.40%	0.79%
Value		1,137,146.59	16.88	19,197,958	0.86%	1.40%	3.57%
Vista		607,473.06	11.52	6,997,778	0.00%	1.40%	6.66%

Dreyfus Variable Investment Fund
Appreciation		596,449.94	10.62	6,332,679	0.01%	1.40%	2.98%
Developing Leaders		9,327.96	11.36	105,999	0.00%	1.40%	4.35%
Quality Bond		51,108.89	10.53	538,009	3.34%	1.40%	1.02%
Socially Responsible Growth		127,070.26	7.12	904,240	0.00%	1.40%	2.24%

Franklin Templeton Variable Insurance
Products Trust
Foreign Securities		465,272.17	12.53	5,831,297	1.00%	1.40%	8.61%
Mutual Shares Securities		85,355.59	11.96	1,020,623	0.80%	1.40%	9.00%
Real Estate		193,126.53	15.20	2,935,107	1.27%	1.40%	11.91%
Small Cap		18,483.51	11.32	209,150	0.00%	1.40%	3.34%
Small Cap Value Securities		86,582.41	12.88	1,114,845	0.78%	1.40%	7.30%

JP Morgan Series Trust II
International Equity		293,409.68	11.59	3,400,201	0.83%	1.40%	9.12%
Small Company		135,781.36	14.94	2,028,678	0.00%	1.40%	1.98%

(3)	On July 1, 2005, AIM Health Sciences Fund was renamed AIM Global Health Care Fund.

NATIONAL VARIABLE ANNUITY ACCOUNT II
(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS (continued)

NOTE 6 – FINANCIAL HIGHLIGHTS (continued)

					For the Year Ended
		At December 31, 2005			December 31, 2005
			Unit		Investment
			Fair		Income	Expense	Total
Portfolio		Units	Value	Net Assets	Ratio (a)	Ratio (b)	Return(c)
Neuberger Berman Advisors Managemen
Trust
Fasciano		293,062.77	$11.10	$3,254,237	0.00%	1.40%	1.50%
Limited Maturity		1,138,951.87	9.97	11,359,349	3.06%	1.40%	0.04%
Mid Cap Growth		21,984.08	12.92	283,967	0.00%	1.40%	12.13%
Partners		247,078.34	13.98	3,453,662	1.03%	1.40%	16.39%

Scudder Variable Series II
Dreman High Return Equity		43,214.20	11.91	514,666	1.01%	1.40%	6.05%
Dreman Small Cap Value		134,345.28	12.91	1,734,753	0.40%	1.40%	8.24%

Sentinel Variable Products Trust
Balanced		1,223,837.69	13.77	16,848,680	2.23%	1.40%	4.22%
Bond		1,285,058.87	14.14	18,167,016	4.36%	1.40%	0.48%
Common Stock		2,669,872.25	14.45	38,584,070	1.16%	1.40%	6.18%
Growth Index		306,765.84	7.80	2,391,964	0.88%	1.40%	1.53%
Mid Cap Growth		969,791.06	15.08	14,624,167	0.00%	1.40%	2.30%
Money Market		798,931.40	11.76	9,393,694	2.85%	1.40%	1.45%
Small Company		1,366,986.96	26.40	36,081,655	0.08%	1.40%	6.73%

T Rowe Price Equity Series
Blue Chip Growth		897,520.24	11.24	10,086,065	0.15%	1.40%	4.15%
Equity Income		86,284.46	11.46	989,208	1.36%	1.40%	2.27%
Health Sciences		136,594.72	11.56	1,579,203	0.00%	1.40%	11.59%

Variable Insurance Product Funds
Contrafund		1,007,625.06	20.39	20,545,487	0.29%	1.40%	15.33%
Equity Income		1,221,652.87	15.15	18,512,263	1.69%	1.40%	4.43%
Growth		1,011,887.95	13.68	13,840,827	0.53%	1.40%	4.33%
High Income		988,225.88	10.17	10,046,584	15.12%	1.40%	1.26%
Index 500		1,911,724.13	13.89	26,562,493	1.82%	1.40%	3.38%
Investment Grade Bond		1,880,488.62	12.77	24,004,755	3.64%	1.40%	0.75%
Mid Cap		266,876.98	14.31	3,818,693	0.00%	1.40%	16.71%
Overseas		1,141,752.35	13.40	15,300,839	0.63%	1.40%	17.45%

Wells Fargo Advantage Funds
Discovery	(4)	449,988.47	15.89	7,148,772	0.00%	1.40%	8.07%
Opportunity	(4)	485,070.58	20.07	9,736,898	0.00%	1.40%	6.38%

(4)	In 2005, Wells Fargo acquired assets from Strong Financial Corporation which became part of the Wells Fargo Variable Trust Funds.

(a) These amounts represent dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

(b) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(c) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units.

NATIONAL VARIABLE ANNUITY ACCOUNT II
(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS (continued)

NOTE 6 – FINANCIAL HIGHLIGHTS (continued)

					For the Year Ended
		At December 31, 2004			December 31, 2004
			Unit		Investment
			Fair		Income	Expense	Total
Portfolio		Units	Value	Net Assets	Ratio (a)	Ratio (b)	Return(c)
AIM Variable Insurance Funds
Dynamics	(5)	365,843.00	$7.41	$2,710,189	0.00%	1.40%	11.74%
Health Sciences	(5)	520,475.69	9.08	4,725,999	0.00%	1.40%	6.08%
Technology	(5)	525,974.29	4.17	2,192,788	0.00%	1.40%	3.19%

Alger American Fund
Growth		981,988.91	13.74	13,490,761	0.00%	1.40%	4.00%
Leveraged AllCap		226,660.10	7.67	1,738,944	0.00%	1.40%	6.70%
Small Capitalization		608,040.56	10.39	6,315,596	0.00%	1.40%	14.90%

American Century Variable Portfolios
Income & Growth	(6)	765,569.07	11.49	8,796,273	1.41%	1.40%	11.44%
Inflation Protection	(6)	464,504.55	10.53	4,889,459	2.54%	1.40%	5.26%
International	(6)	212,294.68	11.29	2,396,668	0.00%	1.40%	12.89%
Ultra	(6)	7,351.49	10.75	79,056	0.00%	1.40%	7.54%
Value		1,108,091.56	16.30	18,059,845	0.00%	1.40%	12.71%
Vista	(6)	369,192.37	10.80	3,987,928	0.00%	1.40%	8.02%

Dreyfus Variable Investment Fund
Appreciation	(6)	247,910.98	10.31	2,556,991	3.31%	1.40%	3.14%
Developing Leaders	(6)	2,938.60	10.89	32,003	0.40%	1.40%	8.91%
Quality Bond	(6)	21,381.13	10.42	222,700	3.68%	1.40%	4.16%
Socially Responsible Growth		146,825.11	6.96	1,022,453	0.38%	1.40%	4.72%

Franklin Templeton Variable
Insurance Products Trust
Foreign Securities	(6)	233,297.54	11.54	2,691,151	0.34%	1.40%	15.35%
Mutual Shares Securities	(6)	34,866.29	10.97	382,376	0.19%	1.40%	9.67%
Real Estate	(6)	71,208.31	13.58	967,030	0.30%	1.40%	35.80%
Small Cap	(6)	8,615.03	10.95	94,330	0.00%	1.40%	9.50%
Small Cap Value Securities	(6)	43,564.50	12.00	522,938	0.01%	1.40%	20.04%

JP Morgan Series Trust II
International Equity		285,762.15	10.62	3,033,501	0.54%	1.40%	16.78%
Small Company		138,936.30	14.65	2,035,302	0.00%	1.40%	25.42%

Neuberger Berman Advisors
Management Trust
Fasciano	(6)	143,490.34	10.94	1,570,132	0.00%	1.40%	9.42%
Limited Maturity	(6)	586,111.13	9.97	5,842,981	5.50%	1.40%	(0.31%)
Mid Cap Growth	(6)	6,084.77	11.52	70,067	0.00%	1.40%	15.15%
Partners		181,388.85	12.01	2,177,869	0.01%	1.40%	17.37%

Scudder Variable Series II
Dreman High Return Equity	(6)	21,818.25	11.23	245,061	0.00%	1.40%	12.32%
Dreman Small Cap Value	(6)	122,129.24	11.93	1,456,626	0.00%	1.40%	19.27%

(5)	On October 15, 2004, INVESCO Dynamics Fund was renamed AIM Dynamics Fund, INVESCO Health Sciences Fund was renamed AIM Health Sciences Fund and INVESCO Technology Fund was renamed AIM Technology Fund.
(6)	The Investment Income Ratio, Expense Ratio and Total Return are for the period of inception May 1, 2004 through December 31, 2004.

NATIONAL VARIABLE ANNUITY ACCOUNT II
(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS (continued)

NOTE 6 – FINANCIAL HIGHLIGHTS (continued)

					For the Year Ended
		At December 31, 2004			December 31, 2004
			Unit		Investment
			Fair		Income	Expense	Total
Portfolio		Units	Value	Net Assets	Ratio (a)	Ratio (b)	Return(c)
Sentinel Variable Products Trust
Balanced		1,253,469.19	$13.21	$16,562,823	2.11%	1.40%	5.96%
Bond		1,287,455.21	14.07	18,110,108	4.43%	1.40%	3.20%
Common Stock		2,530,565.26	13.61	34,448,642	1.08%	1.40%	8.13%
Growth Index		369,520.70	7.68	2,836,872	1.34%	1.40%	3.89%
Mid Cap Growth		1,136,704.15	14.74	16,749,696	0.00%	1.40%	10.79%
Money Market		956,343.80	11.59	11,086,345	0.93%	1.40%	(0.41%)
Small Company		1,502,266.71	24.73	37,157,107	0.09%	1.40%	14.30%

Strong Variable Insurance Funds
Mid Cap Growth II		543,989.20	14.70	7,995,238	0.00%	1.40%	17.49%
Opportunity II		583,347.53	18.87	11,005,540	0.00%	1.40%	16.60%

T Rowe Price Equity Series
Blue Chip Growth	(6)	279,899.33	10.79	3,019,123	0.90%	1.40%	7.86%
Equity Income	(6)	41,206.26	11.21	461,943	1.55%	1.40%	12.11%
Health Sciences	(6)	106,209.88	10.36	1,100,429	0.00%	1.40%	3.61%

Variable Insurance Product Funds
Contrafund		1,069,940.50	17.68	18,916,970	0.32%	1.40%	13.85%
Equity Income		1,393,766.90	14.51	20,229,082	1.53%	1.40%	9.95%
Growth		1,202,786.07	13.11	15,767,604	0.26%	1.40%	1.94%
High Income		1,010,663.00	10.04	10,144,330	7.70%	1.40%	8.04%
Index 500		2,088,000.22	13.44	28,063,565	1.33%	1.40%	9.09%
Investment Grade Bond		1,968,755.52	12.67	24,936,299	4.03%	1.40%	2.98%
Mid Cap	(6)	107,584.37	12.26	1,319,406	0.00%	1.40%	22.64%
Overseas		1,185,510.33	11.41	13,531,954	1.03%	1.40%	12.02%

(6)	The Investment Income Ratio, Expense Ratio and Total Return are for the period of inception May 1, 2004 through December 31, 2004.

(a) These amounts represent dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

(b) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(c) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units.

NATIONAL VARIABLE ANNUITY ACCOUNT II
(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS (continued)

NOTE 6 – FINANCIAL HIGHLIGHTS (continued)

					For the Year Ended
		At December 31, 2003			December 31, 2003
			Unit		Investment
			Fair		Income	Expense	Total
Portfolio		Units	Value	Net Assets	Ratio (a)	Ratio (b)	Return (c)
Alger American Fund
Growth		1,147,661.68	$13.21	$15,155,342	0.00%	1.40%	33.25%
Leveraged AllCap		292,149.77	7.19	2,100,871	0.00%	1.40%	32.92%
Small Capitalization		638,099.32	9.04	5,765,569	0.00%	1.40%	40.30%

American Century Variable Portfolios
Income & Growth		767,740.18	10.31	7,916,619	1.15%	1.40%	27.62%
Value		963,627.66	14.46	13,929,528	0.95%	1.40%	27.14%

Dreyfus Variable Investment Fund
Socially Responsible Growth		159,344.69	6.65	1,059,438	0.12%	1.40%	24.28%

Gartmore Variable Insurance Trust
Government Bond	(7)	–	–	–	8.40%	1.40%	(8.58%)
JP Morgan Balanced	(7)	–	–	–	2.46%	1.40%	(15.85%)

INVESCO Variable Investment Funds
Dynamics		381,357.65	6.63	2,527,665	0.00%	1.40%	35.82%
Health Sciences		534,106.75	8.56	4,571,873	0.00%	1.40%	26.07%
Technology		547,768.82	4.04	2,213,203	0.00%	1.40%	43.28%

JP Morgan Series Trust II
International Equity		228,845.56	9.09	2,081,115	0.72%	1.40%	30.66%
Small Company		118,426.04	11.68	1,383,364	0.00%	1.40%	34.11%

Neuberger Berman Advisors
Management Trust
Partners		168,915.14	10.23	1,728,597	0.00%	1.40%	33.25%

Sentinel Variable Products Trust
Balanced	(7)	1,134,775,51	12.47	14,152,143	0.83%	1.40%	24.71%
Bond	(7)	1,303,319.09	13.63	17,765,696	1.71%	1.40%	36.31%
Common Stock		2,081,352.51	12.59	26,202,211	0.93%	1.40%	29.65%
Growth Index		395,952.58	7.39	2,926,049	0.90%	1.40%	22.35%
Mid Cap Growth		1,190,675.96	13.30	15,838,143	0.00%	1.40%	39.87%
Money Market		1,010,025.42	11.64	11,760,670	0.82%	1.40%	(0.65%)
Small Company		1,242,053.69	21.64	26,875,879	0.12%	1.40%	37.56%

Strong Variable Insurance Funds
Mid Cap Growth II		639,147.81	12.51	7,994,456	0.00%	1.40%	32.36%
Opportunity II		597,575.44	16.18	9,670,414	0.08%	1.40%	35.08%

Variable Insurance Product Funds
Contrafund		1,052,447.54	15.53	16,340,274	0.41%	1.40%	26.64%
Equity Income		1,458,610.93	13.20	19,248,480	1.66%	1.40%	28.50%
Growth		1,247,702.58	12.86	16,044,336	0.25%	1.40%	30.95%
High Income		926,868.19	9.29	8,608,227	5.67%	1.40%	25.51%
Index 500		2,313,638.45	12.32	28,507,281	1.37%	1.40%	26.63%
Investment Grade Bond		1,885,368.97	12.30	23,182,923	3.48%	1.40%	3.77%
Overseas		1,064,456.93	10.19	10,842,500	0.73%	1.40%	41.47%

(7)	On April 25, 2003, balances within the Market Street Fund, Inc. were merged with the Gartmore Variable Insurance Trust (GVIT). Subsequently, on August 1, 2003, newly created funds of the Sentinel Variable Products Trust replaced GVIT. See Note 1 for additional information on fund mergers and substitutions in 2003.

NATIONAL VARIABLE ANNUITY ACCOUNT II
(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS (continued)

NOTE 6 – FINANCIAL HIGHLIGHTS (continued)

(a) These amounts represent dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

(b) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(c) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units.

NATIONAL VARIABLE ANNUITY ACCOUNT II
(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS (continued)

NOTE 6 – FINANCIAL HIGHLIGHTS (continued)

2002

		Unit Value	Unit Value			Investment
		(beginning	(end of		Expense	Income	Total
Portfolio	Units	of year)	year)	Net Assets	Ratio(a)	Ratio(b)	Return(c)
Alger American Fund
Growth	1,112,587.18	$14.99	$ 9.91	$11,022,333	1.40%	0.04%	(33.91%)
Small Capitalization	627,551.21	8.85	6.44	4,039,286	1.40%	0.00%	(27.27%)
Leveraged AllCap	183,800.39	8.30	5.41	994,790	1.40%	0.01%	(34.79%)
American Century Variable Portfolios
Value	816,576.88	13.19	11.37	9,281,419	1.40%	0.74%	(13.83%)
Income & Growth	647,417.35	10.17	8.08	5,233,281	1.40%	1.04%	(20.52%)
Dreyfus Socially Responsible Growth	148,267.80	7.64	5.35	793,311	1.40%	0.28%	(29.97%)
INVESCO Variable Investment Funds
Dynamics	321,110.70	7.26	4.88	1,565,885	1.40%	0.00%	(32.83%)
Technology	283,490.20	5.38	2.82	799,400	1.40%	0.00%	(47.59%)
Health Sciences	414,706.10	9.12	6.79	2,816,940	1.40%	0.00%	(25.52%)
Market Street Fund
Managed	916,629.63	11.55	10.22	9,368,062	1.40%	2.58%	(11.51%)
Bond	1,213,264.09	12.14	13.06	15,843,081	1.40%	3.48%	7.56%
JP Morgan Series Trust II
International Opportunities	158,604.86	8.64	6.96	1,104,290	1.40%	0.45%	(19.42%)
Small Company	115,400.73	11.27	8.71	1,005,241	1.40%	0.20%	(22.71%)
Neuberger Berman Advisors
Management Trust
Partners	134,673.05	10.27	7.68	1,034,497	1.40%	0.45%	(25.20%)
Sentinel Variable Products Trust
Money Market	1,551,827.66	11.73	11.72	18,186,639	1.40%	1.28%	(0.09%)
Common Stock	1,800,411.01	11.91	9.71	17,486,431	1.40%	1.23%	(18.45%)
Small Company	937,943.44	18.54	15.73	14,758,188	1.40%	0.30%	(15.13%)
Mid Cap Growth	1,000,052.44	12.70	9.51	9,508,939	1.40%	0.00%	(25.13%)
Growth Index	357,764.90	8.07	6.04	2,162,452	1.40%	0.75%	(25.10%)
Strong Variable Insurance Funds
Opportunity II	593,692.26	16.60	11.98	7,110,699	1.40%	0.47%	(27.85%)
Mid Cap Growth II	593,006.69	15.34	9.45	5,603,885	1.40%	0.00%	(38.40%)
Variable Insurance Product Funds
Equity Income	1,336,207.02	12.54	10.27	13,719,121	1.40%	1.61%	(18.12%)
Overseas	956,027.37	9.16	7.20	6,887,404	1.40%	0.79%	(21.35%)
Growth	1,116,957.82	14.24	9.82	10,963,029	1.40%	0.27%	(31.07%)
High Income	683,024.77	7.25	7.40	5,054,349	1.40%	9.87%	2.07%
Index 500	2,177,585.48	12.69	9.73	21,187,584	1.40%	1.37%	(23.33%)
Contrafund	895,933.04	13.71	12.26	10,979,788	1.40%	0.79%	(10.61%)
Investment Grade Bond	1,702,427.77	10.89	11.85	20,176,879	1.40%	2.42%	8.83%

NATIONAL VARIABLE ANNUITY ACCOUNT II
(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS (continued)

NOTE 6 – FINANCIAL HIGHLIGHTS (continued)

(a) These ratios represent annualized contract expenses, consisting of mortality, expense and administrative fee charges for the year, divided by the average net assets. The ratios include only those expenses that result in a direct reduction to unit values. Charges, such as policy issue fees, premium loads and transaction fees made directly to contract owner accounts through the redemption of units and expenses of the underlying mutual fund are excluded.

(b) These amounts represent dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality, expense and administrative charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invest.

(c) These amounts represent the total return for the year, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

NOTE 7 - DISTRIBUTION OF NET INCOME

The Variable Account does not expect to declare dividends to contractholders from accumulated net income. The accumulated net income will be distributed to contractholders as withdrawals (in the form of death benefits, surrenders or contract loans) in excess of the contractholders' net contributions to the Variable Account.

NOTE 8 - DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code (IRC), a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The IRC provides that the adequately diversified requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

National Life believes that the Variable Account satisfies the current requirements of the regulations, and it intends that the Variable Account will continue to meet such requirements.

NOTE 9 – FUND SUBSTITUTIONS

Substitution transactions that occurred on August 1, 2003 are shown below. Immediately after the transaction, an Owner of the Variable Account held the same total dollar value of units in his or her account; only the investment option of the sub-account was changed.

August 1, 2003	Removed Portfolio	Surviving Portfolio
	GVIT Government Bond Fund	SVPT Bond Fund
Shares	1,558,748.29	1,861,145.46
NAV	$ 11.94	$ 10.00
Net assets before	$ 18,611,455
Net assets after		$ 18,611,455
	GVIT JP Morgan Balanced Fund	SVPT Balanced Fund
Shares	1,269,190.65	1,091,503.96
NAV	$ 8.60	$ 10.00
Net assets before	$ 10,915,040
Net assets after		$ 10,915,040

PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits
(a)	Financial Statements
	(1)	Financial statements and schedule included in the Prospectus
	(2)	Financial statements and schedule included in Statement of Additional Information
(b)	Exhibits
	(1)	Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant.(1)
	(2)	Not Applicable
	(3)	(a)	Form of Distribution Agreement between National Life Insurance Company and Equity Services, Inc (12)
		(b)	Form of Selling Agreement (12)
	(4)	(a)	The form of the variable annuity contract (2)
		(b)	Enhanced Death Benefit Rider (13)
		(c)	Guaranteed Account Endorsement (13)
		(d)	Accelerated Benefits Rider - Covered Chronic Illness (6)
		(e)	Accelerated Benefits Rider - Terminal Illness (6)
		(f)	Endorsement to the Death Benefit, Systematic Withdrawals, and General Withdrawal Terms Provisions (8)
		(g)	Limited Power of Attorney (9)
		(h)	Roth IRA Endorsement (13)
		(i)	SIMPLE IRA Endorsement (13)
		(j)	IRA Endorsement (13)
		(k)	TDA Endorsement (13)
		(l)	Endorsement to the Payment Options (13)
		(m)	Loan Endorsement (13)
		(n)	Endorsement to the Limit on Transfers Provision (13)
		(o)	Endorsement to the Flexible Premium Variable Deferred Annuity when the Owner is a NIMCRUT
	(5)	Variable Annuity Application (13)
a. 9212 Application
	(6)	Articles of Incorporation and By-Laws of Depositor (12)
	(7)	Reinsurance agreement: Automatic Modified -Coinsurance (Mod-Co) Reinsurance and Service Agreement - National Life Insurance Company and xxxxx, effective December 31, 1998 (9)
	(8)	(a)	Participation Agreement by and among The Alger American Fund, National Life Insurance Company and Fred Alger and Company, dated January 31, 1995 (3)
			1.	Form of amended Schedule A to the Participation Agreement by and among The Alger American Fund, National Life Insurance Company and Fred Alger Company, dated April 25, 1997 (2)
		(b)	Form of Participation Agreement between National Life Insurance Company and American Century Investment, Inc. (4).
			1.	Form of Amendment to Shareholder Services Agreement (10)
		(c)	Form of Participation Agreement between National Life Insurance Company and Neuberger & Berman Advisers Managers Trust (4)
			1.	Form of Amendment to Participation Agreement (10)
		(d)	Form of Participation Agreement between National Life Insurance Company and J. P. Morgan Series Trust II (4)
			1.	Amendment to the Participation Agreement effective April 16, 2007
		(e)	Participation Agreement between National Life Insurance Company and The Dreyfus Socially Responsible Growth Fund, Inc.(5)
			1.	Form of Amendment to Participation Agreement among National Life Insurance Company, The Dreyfus Socially Responsible Growth Fund, Inc., and Dreyfus Variable Investment Fund(10)
			2.	Supplemental Agreement to the Participation Agreement entered into April 16, 2007
		(f)	Form of Amended and Restated Participation Agreement between National Life Insurance Company, Fidelity Variable Insurance Products Fund III and Fidelity Distributors Corporation (10)
		(g)	Form of Participation Agreement - National Life Insurance Company, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc. (10)
		(h)	Form of Participation Agreement - National Life Insurance Company, Scudder Variable Series II, Scudder Distributors, Inc. and Deutsche Investment Management Americas, Inc. (10)
			1.	Supplemental Agreement to the Participation Agreement entered into March 12, 2007
		(i)	Form of Participation Agreement - National Life Insurance Company, T. Rowe Price Equity Services, Inc. and T. Rowe Price Investment Services, Inc. (10)

(j) Form of Participation Agreement - AIM Variable Insurance Funds, A I M Distributors, Inc., National Life Insurance Company and Equity Services, Inc.(11)
(k) Participation Agreement between Sentinel Variable Products Trust, National Life Insurance Company and Equity Services, Inc. (7)
(l) Form of Participation Agreement – Wells Fargo Variable Trust, Wells Fargo Funds Distributor, LLC and National Life Insurance Company (12)
(m) Rule 22c-2 Agreement- National Life Insurance Company and Fred Alger & Company entered into April 16, 2007
(n) Rule 22c-2 Agreement among Aim Investment Services, Inc. and National Life Insurance Company entered into March 16, 2007
(o) Rule 22c-2 Agreement among American Century Investment Services, Inc. and National Life Insurance Company entered into October 16, 2006
(p) Rule 22c-2 Agreement among Fidelity Distributors Corporation and National Life Insurance Company effective October 16, 2007
(q) Rule 22c-2 Agreement among Franklin Templeton Variable Insurance Products Trust and National Life Insurance Company entered into April 16, 2007
(r) Rule 22c-2 Agreement among Morgan Stanley Distribution Inc., and National Life Insurance Company entered into March 16, 2007
(s) Rule 22c-2 Agreement among Neuberger Berman Family of Funds and National Life Insurance Company entered into October 1, 2006
(t) Rule 22c-2 Agreement among T. Rowe Price Services, Inc. and National Life Insurance Company entered into April 16, 2007
(u) Rule 22c-2 Agreement among Wells Fargo Advantage Funds and National Life Insurance Company entered into October 16, 2006
(9)	Opinion and consent of Counsel (13)
(10)	(a) Consent of Sutherland Asbill & Brennan LLP
(b) Consent of PriceWaterhouseCoopers LLP
(11)	Not Applicable.
(12)	Not Applicable.
(14)	Powers of Attorney (12)

(1)	Incorporated herein by reference to Registration Statement (File No. 333-19583) for National Variable Annuity Account II filed on January 10, 1997.
(2)	Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-19583) for National Variable Annuity Account II filed May 28, 1997.
(3)	Incorporated herein by reference to Post-Effective Amendment No. 1 to the Form S-6 Registration Statement (File No. 33-91938) for National Variable Life Insurance Account (VariTrak) filed March 12, 1996.
(4)	Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement (File No. 333-44723) for National Variable Life Insurance Account (Sentinel Estate Provider) filed April 16, 1998.
(5)	Incorporated herein by reference to Post-Effective Amendment No. 4 to the Form S-6 Registration Statement (File No. 333-44723) for National Variable Life Insurance Account (Sentinel Estate Provider) filed May 1, 2001.
(6)	Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form N-4 Registration Statement (File No. 333-19583) for National Variable Annuity Account II (Sentinel Advantage) filed May 1, 2001.
(7)	Incorporated herein by reference to Post Effective Amendment No. 12 to the Form N-6 Registration Statement (File No. 33-91938) for National Variable Life Insurance Account (VariTrak) filed February 28, 2003.
(8)	Incorporated herein by reference to Post-Effective Amendment No. 12 to the Form N-4 Registration Statement (File No. 33-19583 for National Variable Annuity Account II (Sentinel Advantage) filed July 30, 2003.
(9)	Incorporated herein by reference to Post-Effective Amendment No. 14 to the Form N-6 Registration Statement for National Variable Life Insurance Account (VariTrak - File No. 33-91938) filed March 1, 2004.
(10)	Incorporated herein by reference to Post-Effective Amendment No. 15 to the Form N-6 Registration Statement for National Variable Life Insurance Account (VariTrak - File No. 33-91938) filed May 1, 2004.
(11)	Incorporated herein by reference to Post-Effective Amendment No. 17 to the Form N-6 Registration Statement for National Variable Life Insurance Account (VariTrak - File No. 33-91938) filed May 2, 2005.
(12)	Incorporated herein by reference to Post-Effective Amendment No. 18 to the Form N-6 Registration Statement for National Variable Life Insurance Account (VariTrak - File No. 33-91938) filed May 1,2006.
(13)	Incorporated herein by reference to Post-Effective Amendment No. 19 to the Form N-4 Registration Statement (File No. 33-19583) for National Variable Annuity Account II (Sentinel Advantage) filed May 1, 2006.

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address*                 Position with Depositor

Name and Principal Business Address*	Positions and Offices with Depositor
David Coates	Director
Coates Advisory Services
Watertower Hill
356 Mountainview Dr., Suite 400
Colchester, VT 05446

Bruce Lisman	Director
Bear Stearns Companies
383 Madison Avenue, 5th Floor
New York, NY 10179

V. Louise McCarren	Director
5736 East Immigration Canyon
Salt Lake City, UT 84108

Roger B. Porter	Director
Center for Business & Government
Kennedy School of Government
Harvard University
79 John F. Kennedy St.
Cambridge, MA 02138

E. Miles Prentice	Director
Eaton & Van Winkle
3 Park Ave., 16th Floor
New York, NY 10016

Patricia K. Woolf	Director
506 Quaker Road
Princeton, NJ 08540

Mehran Assadi	Executive Vice President
Michele S. Gatto	Executive Vice President - Corporate Services & General Counsel
Christian W. Thwaites	Executive Vice President
Thomas H. Brownell	Senior Vice President & Chief Investment Officer
Don W. Cummings	Senior Vice President - Finance
William E. Decker	Senior Vice President - Human Resources
Gregory H. Doremus	Senior Vice President - New Business & Customer Service
Kenneth R. Ehinger	Senior Vice President - NL Financial Alliance
Wade H. Mayo	Senior Vice President
Ruth B. Smith	Senior Vice President – Registered Product & Life Event Distribution.
James K. McQueston	Secretary
Robert E. Cotton	Vice President & Treasurer

*Unless otherwise indicated, the principal business address is National Life Drive, Montpelier, Vermont 05604.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.

     A list of all persons directly or indirectly controlled by or under common control with National Life Insurance Company (“National Life”) is set forth below. All of the stock of National Life is owned by NLV Financial Corporation, a Delaware corporation. All of the stock of NLV Financial Corporation is owned by National Life Holding Company, a mutual insurance holding company organized under Vermont law.

     National Life owns 100% of LSW National Holdings, Inc., a Vermont corporation; LSW National Holdings Inc. owns 100% of Life Insurance Company of the Southwest, a Texas corporation.

     NLV Financial Corporation owns 100% of National Retirement Plan Advisors, a Vermont corporation, NL Group Statutory Trust I, a Connecticut trust; Equity Services, Inc., a Vermont corporation, and Sentinel Asset Management, Inc. (“SAMI”), a Vermont corporation.

     SAMI owns 100% of Sentinel Administrative Services, Inc., a Vermont corporation, and Sentinel Financial Services, Inc., a Delaware corporation.

     SAMI and Sentinel Financial Services, Inc. are partners of Sentinel Financial Services Company, a Vermont general partnership.

     Equity Services, Inc. owns 100% of Equity Services of Colorado, LLC, a Colorado LLC, and Equity Services of Nevada, Inc., a Nevada corporation.

Item 27. Number of Contract Owners. As of March 31, 2007, 7,705 contracts are in force.

Item 28. Indemnification
     The By-Laws of Depositor provide, in part in Article VI, as follows
     7.1 Indemnification.
(a) The Corporation shall indemnify and hold harmless any officer, director, employee or agent of the Corporation to the fullest extent permitted under Title 11A, Chapter 8, Subchapter 5 of the Vermont Statutes Annotated, as the same may be amended from time to time. Any repeal or modification of this Section 7.1 or of Title 11A, Chapter 8, Subchapter 5 of the Vermont Statutes Annotated shall not adversely affect any right of indemnification of any officer, director or employee of the Corporation existing at any time prior to such repeal or modification. Provided, however, that the Corporation shall not be required to indemnify a person in connection with a proceeding initiated by such person, including a counterclaim or crossclaim, unless the proceeding was authorized by the Board of Directors.

(b) The Corporation may pay or reimburse the reasonable expenses incurred in defending any proceeding in advance of its final disposition if the Corporation has received in advance an undertaking by the person receiving such payment or reimbursement to repay all amounts advanced if it should be ultimately determined that he or she is not entitled to be indemnified under this article or otherwise. The Corporation may require security for any such undertaking.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

In addition, the Registrant purchases liability coverage for the Directors and Officers of the Depositor listed in Item 27 above. This coverage is consistent with industry standards. The cost of the coverage is borne entirely by the Registrant.

Item 29 Principal Underwriter

(a)	Equity Services, Inc. (ESI) is also the principal underwriter for National Variable Life Insurance Account and Sentinel Variable Products Trust.

(b)	The following information is furnished with respect to the officers and directors of ESI:

Name and Principal Business Address*	Positions and Offices with ESI	Positions and Offices with Depositor
Kenneth R. Ehinger	Chief Executive Officer & Director	Senior Vice President - NL Financial Alliance
Stephen A. Englese	Senior Vice President	None
Gregory D. Teese	Vice President - Compliance & Chief Compliance Officer	None
Isabelle Keiser	Vice President	None
James Canavan	Assistant Vice President	None
Kerry A. Jung	Counsel	Senior Counsel
Sharon E. Bernard	Treasurer & Controller	None
James K. McQueston	Secretary	Assistant General Counsel & Secretary
Kathy M. Trussell	Assistant Secretary	Assistant Secretary
Thomas H. MacLeay	Chairman	Chairman, President & & Chief Executive Officer
Edward J. Bonach	Director	Executive Vice President & Chief Financial Officer

*Unless otherwise indicated, principal business address is One National Life Drive, Montpelier, Vermont 05604.

     (c) Commission and other compensation received, directly or indirectly from the Registrant during Registrant's last fiscal year by each principal underwriter:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Other Compensation
Equity Services, Inc.	4,434,303.00	-0-	4,434,303.00	-0-

Item 30. Location of Accounts and Records
     All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained by National Life Insurance Company at One National Life Drive, Montpelier, Vermont 05604.

Item 31. Management Services
     All management contracts are discussed in Part A or Part B.

Item 32 Undertakings
     (a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payments under the variable annuity contracts may be accepted;
     (b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information; and
     (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this form promptly upon written or oral request.
     (d) Reliance on No-Action Letter Regarding Section 403(b) Retirement Plan. National Life Insurance Company and the Registrant/Variable Account rely on a no-action letter issued by the Division of Investment Management to the American Council of Life Insurance on November 28, 1988 and represent that the conditions enumerated therein have been or will be complied with.
     (e) National Life Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by National Life Insurance Company.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, National Variable Annuity Account II, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has duly caused this Post-Effective Amendment No. 20 to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Montpelier and the State of Vermont, on the 1st day of May, 2007.

NATIONAL VARIABLE ANNUITY
ACCOUNT II (Registrant)

By: NATIONAL LIFE INSURANCE COMPANY

(SEAL)
Attest:	/s/Kathy M. Trussell	By:	/s/ Thomas H. MacLeay
	Kathy M. Trussell		Thomas H. MacLeay
	Assistant Secretary		Chair, President and
Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, National Life Insurance Company certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has duly caused this Post-Effective Amendment No. 20 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal affixed and attested, in the City of Montpelier and the State of Vermont, on the 1st day of May, 2007.

NATIONAL LIFE INSURANCE COMPANY
(Depositor)

By:	/s/ Thomas H. MacLeay
Thomas H. MacLeay
Chair &
Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 20 to the Registration Statement has been signed below by the following persons in the capacities indicated on the date(s) set forth below.

Signature	Title	Date

/s/ Thomas H. MacLeay	Chair(Director), President, Chief	May 1, 2007
Thomas H. MacLeay	Executive Officer
(Principle Executive Officer)

/s/ Don Cummings	Senior Vice President - Finance	May 1, 2007
Don Cummings	(Principle Financial &
Accounting Officer)

Bruce Lisman*	Director	May 1, 2007

E. Miles Prentice, III*	Director	May 1, 2007

Patricia K. Woolf*	Director	May 1,2007

*Kerry A. Jung signs this document pursuant to the power of attorney filed with Post-Effective Amendment No. No. 18 to the Form N-6 Registration Statement for National Variable Life Insurance Account (VariTrak - File No. 33-91938) filed May 1, 2006.

/s/	Kerry A. Jung
Kerry A. Jung

Exhibit Index

(b)(4)	(o)	Endorsement to the Flexible Premium Variable Deferred Annuity when the Owner is a NIMCRUT

(b)(5)	(a)	9212 Life Insurance Application

(b)(8)	(d)	1. Amendment to the Participation Agreement effective April 16, 2007
	(e)	2. Supplemental Agreement to the Participation Agreement entered into April 16, 2007
	(h)	1. Supplemental Agreement to the Participation Agreement entered into March 12, 2007
	(m)	Rule 22c-2 Agreement- National Life Insurance Company and Fred Alger & Company entered into April 16, 2007
	(n)	Rule 22c-2 Agreement among Aim Investment Services, Inc. and National Life Insurance Company entered into March 16, 2007
	(o)	Rule 22c-2 Agreement among American Century Investment Services, Inc. and National Life Insurance Company entered into October 16, 2006
	(p)	Rule 22c-2 Agreement among Fidelity Distributors Corporation and National Life Insurance Company effective October 16, 2007
	(q)	Rule 22c-2 Agreement among Franklin Templeton Variable Insurance Products Trust and National Life Insurance Company entered into April 16, 2007
	(r)	Rule 22c-2 Agreement among Morgan Stanley Distribution Inc., and National Life Insurance Company entered into March 16, 2007
	(s)	Rule 22c-2 Agreement among Neuberger Berman Family of Funds and National Life Insurance Company entered into October 1, 2006
	(t)	Rule 22c-2 Agreement among T. Rowe Price Services, Inc. and National Life Insurance Company entered into April 16, 2007
	(u)	Rule 22c-2 Agreement among Wells Fargo Advantage Funds and National Life Insurance Company entered into October 16, 2006

(b)(10)	(a)	Consent of Sutherland Asbill & Brennan LLP
	(b)	Consent of PriceWaterhouseCoopers LLP